United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/17

Date of Reporting Period: Six months ended 01/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2017
Ticker	FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Bonds	36.4%
Variable Rate Instruments	29.9%
Bank Instruments	18.2%
Other Repurchase Agreements and Repurchase Agreements	17.3%
Other Assets and Liabilities—Net[2]	(1.8)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.0%[4]
8-30 Days	23.7%
31-90 Days	22.6%
91-180 Days	6.5%
181 Days or more	3.0%
Other Assets and Liabilities—Net[2]	(1.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 24.8% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—18.2%
		Banking—18.2%
$50,000,000		ABN Amro Bank NV, 1.15%, 3/15/2017	$49,933,198
74,000,000		Bank of Montreal, 1.51% - 1.55%, 12/18/2017 - 1/5/2018	74,000,000
365,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.00% - 1.33%, 2/1/2017 - 7/13/2017	365,000,000
320,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.19% - 1.21%, 4/21/2017 - 5/30/2017	320,000,000
160,000,000		KBC Bank N.V., 0.69%, 2/7/2017	160,000,000
80,000,000		Landesbank Baden-Wurttemberg, 0.70%, 2/7/2017	80,000,000
75,000,000		Mizuho Bank Ltd., 1.27%, 6/1/2017	74,683,894
50,000,000		Standard Chartered Bank PLC, 0.93%, 2/21/2017	50,000,000
150,000,000		Sumitomo Mitsui Banking Corp., 0.90%, 2/10/2017	150,000,000
137,000,000		Toronto Dominion Bank, 1.20% - 1.41%, 2/28/2017 - 12/6/2017	137,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,460,617,092
		COMMERCIAL PAPER—35.1%[1]
		Banking—15.6%
25,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.053%, 3/10/2017	24,973,021
30,000,000	[2,3]	Anglesea Funding LLC, 1.103%, 4/13/2017	29,934,917
75,590,000	[2,3]	Antalis S.A., (Societe Generale, Paris LIQ), 1.053% - 1.153%, 3/6/2017 - 3/27/2017	75,482,551
50,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.258%, 5/17/2017	49,817,708
75,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.119%, 2/22/2017	74,951,438
25,000,000	[2,3]	Canadian Imperial Bank of Commerce, 1.38%, 10/26/2017	24,746,721
208,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.902% - 1.053%, 2/1/2017 - 3/7/2017	207,967,150
10,000,000		Malayan Banking Berhad, New York - CPLOC, (Wells Fargo Bank, N.A. LOC), 1.133%, 4/25/2017	9,973,947
40,160,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.951%, 2/17/2017	40,143,044
165,000,000	[2,3]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.932% - 1.013%, 2/2/2017 - 3/6/2017	164,982,237
403,500,000	[2,3]	Nationwide Building Society, 0.902%, 2/1/2017 - 2/9/2017	403,478,050
20,000,000	[2,3]	NRW.Bank, 1.053%, 4/4/2017	19,963,833
30,000,000	[2,3]	Ridgefield Funding Company, LLC Series B, (Societe Generale, Paris LIQ), 1.173%, 4/10/2017	29,933,700
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Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Banking—continued
$95,000,000	[2,3]	Versailles Commercial Paper LLC, (Natixis LIQ), 1.123%, 4/25/2017 - 5/3/2017	$94,748,467
		TOTAL	1,251,096,784
		Chemicals—0.2%
20,000,000	[2,3]	LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 0.70%, 2/1/2017	20,000,000
		Finance - Automotive—0.9%
73,200,000	[2,3]	Ford Motor Credit Co. LLC, 1.023% - 1.259%, 2/3/2017 - 5/8/2017	73,018,992
		Finance - Commercial—2.8%
225,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.902% - 1.103%, 2/6/2017 - 3/13/2017	224,837,500
		Finance - Retail—13.7%
129,800,000		American Express Credit Corp., 1.226%, 4/11/2017 - 4/12/2017	129,493,780
267,200,000	[2,3]	Barton Capital S.A., 0.952% - 1.113%, 2/1/2017 - 4/11/2017	267,078,865
50,000,000	[2,3]	CAFCO, LLC, 1.309%, 7/7/2017	49,718,333
50,000,000	[2,3]	Chariot Funding LLC, 1.008%, 2/1/2017	50,000,000
49,100,000	[2,3]	CHARTA, LLC, 1.258%, 6/12/2017	48,876,663
30,000,000	[2,3]	Fairway Finance Co. LLC, 0.851%, 4/6/2017	29,954,667
70,000,000	[2,3]	Old Line Funding, LLC, 1.147% - 1.248%, 4/20/2017 - 8/7/2017	69,649,950
410,000,000	[2,3]	Sheffield Receivables Company LLC, 1.074% - 1.286%, 2/28/2017 - 5/18/2017	408,986,595
45,000,000	[2,3]	Thunder Bay Funding, LLC, 1.147%, 4/20/2017	44,888,850
		TOTAL	1,098,647,703
		Machinery, Equipment, Auto—0.2%
20,000,000	[2,3]	Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. Support Agreement), 0.76%, 2/1/2017	20,000,000
		Sovereign—1.7%
135,185,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.901% - 1.064%, 2/24/2017 - 4/8/2017	135,047,388
		TOTAL COMMERCIAL PAPER	2,822,648,367
		CORPORATE BONDS—1.3%[4]
		Banking—0.2%
15,891,000		Citigroup, Inc., 1.406%, 5/1/2017	15,904,607
		Finance - Automotive—1.1%
88,061,000		Ford Motor Credit Co. LLC, 1.627%, 3/27/2017	88,110,608
		TOTAL CORPORATE BONDS	104,015,215
		NOTES-VARIABLE—29.9%[4]
		Banking—21.6%
27,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.468%, 5/16/2017	27,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$100,000,000		Bank of Montreal, 1.231%, 3/1/2017	$100,000,000
100,000,000		Bank of Montreal, 1.231%, 2/3/2017	100,000,000
25,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.366%, 5/22/2017	25,000,000
25,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.212%, 2/13/2017	25,000,000
15,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.212%, 2/13/2017	15,000,000
124,050,000	[2,3]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 0.76%, 1/2/2019	124,050,000
34,140,000	[2,3]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 0.76%, 1/2/2019	34,140,000
113,000,000	[2,3]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 0.76%, 1/2/2019	113,000,000
20,000,000	[2,3]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 0.76%, 1/2/2019	20,000,000
25,000,000		Chase Bank USA, N.A., 1.266%, 2/6/2017	25,000,000
3,720,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 0.776%, 2/2/2017	3,720,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 1.07%, 2/1/2017	10,265,000
7,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.76%, 2/1/2017	7,500,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 0.75%, 2/2/2017	9,590,000
3,585,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 0.93%, 2/2/2017	3,585,000
3,985,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.23%, 2/3/2017	3,985,000
6,300,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 0.76%, 2/2/2017	6,300,000
1,210,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.23%, 2/3/2017	1,210,000
3,105,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 0.90%, 2/2/2017	3,105,000
2,300,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.23%, 2/7/2017	2,300,000
43,900,000		Illinois Finance Authority, (Series 2008C-1), (JPMorgan Chase Bank, N.A. LIQ), 0.67%, 2/1/2017	43,900,000
40,000,000		J.P. Morgan Securities LLC, 1.339%, 4/30/2017	40,000,000
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Principal Amount		Value
	NOTES-VARIABLE—continued[4]
	Banking—continued
$18,085,000	J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.75%, 2/2/2017	$18,085,000
175,000	Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003-B, (Fulton Bank, N.A. LOC), 0.90%, 2/2/2017	175,000
12,950,000	Maryland State EDC, Human Genome Sciences (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.23%, 2/7/2017	12,950,000
7,580,000	Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.23%, 2/7/2017	7,580,000
5,375,000	Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 0.75%, 2/2/2017	5,375,000
77,500,000	Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.70%, 2/2/2017	77,500,000
25,000,000	Michigan State Finance Authority Revenue, Series 2010-B, (PNC Bank, N.A. LOC), 0.73%, 2/2/2017	25,000,000
3,405,000	Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 0.77%, 2/2/2017	3,405,000
23,935,000	RBS Insurance Trust,Series 2015, (BOKF, N.A. LOC), 0.75%, 2/2/2017	23,935,000
170,000,000	Royal Bank of Canada, Montreal, 1.287%, 2/27/2017	170,000,000
150,000,000	Royal Bank of Canada, Montreal, 1.256%, 2/16/2017	150,000,000
9,470,000	Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 0.75%, 2/2/2017	9,470,000
13,875,000	Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 0.75%, 2/2/2017	13,875,000
3,600,000	Szuch and Plotkin Irrevocable Trust Agreement, Series 2016, (BOKF, N.A. LOC), 0.75%, 2/2/2017	3,600,000
8,820,000	The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 0.75%, 2/2/2017	8,820,000
9,825,000	The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.75%, 2/2/2017	9,825,000
5,305,000	The Larry L. Henry 2013 Family Trust II, Series 2015, (BOKF, N.A. LOC), 0.75%, 2/2/2017	5,305,000
7,995,000	The Larry L. Henry 2013 Family Trust, Series 2015, (BOKF, N.A. LOC), 0.75%, 2/2/2017	7,995,000
5,565,000	The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 0.75%, 2/2/2017	5,565,000
6,680,000	The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 0.75%, 2/2/2017	6,680,000
50,000,000	Toronto Dominion Bank, 1.284%, 3/2/2017	50,000,000
100,000,000	Toronto Dominion Bank, 1.183%, 2/8/2017	100,000,000
7,305,000	Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 0.75%, 2/2/2017	7,305,000
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Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$25,000,000		Wells Fargo Bank, N.A., 1.334%, 5/1/2017	$25,000,000
175,000,000		Wells Fargo Bank, N.A., 1.357%, 4/27/2017	175,000,000
25,000,000		Wells Fargo Bank, N.A., 1.374%, 4/18/2017	25,000,000
23,000,000		Wells Fargo Bank, N.A., 1.315%, 2/24/2017	23,000,000
1,970,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.032%, 2/1/2017	1,970,000
13,000,000		Yavapai County, AZ IDA - Recovery Zone Facility, Taxable (Series 2015), (Bank of Nova Scotia, Toronto LOC), 0.85%, 2/2/2017	13,000,000
1,530,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.79%, 2/1/2017	1,530,000
		TOTAL	1,730,595,000
		Chemicals—0.6%
50,000,000		Ascension Parish, LA IDB, (Series 2009), (GTD by BASF SE), 0.71%, 2/1/2017	50,000,000
		Finance - Commercial—0.3%
2,190,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.75%, 2/2/2017	2,190,000
19,825,000	[2,3]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.82%, 2/2/2017	19,825,000
3,600,000	[2,3]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.82%, 2/2/2017	3,600,000
		TOTAL	25,615,000
		Finance - Retail—3.6%
75,000,000	[2,3]	Old Line Funding, LLC, 1.156%, 8/2/2017	75,000,000
65,000,000	[2,3]	Old Line Funding, LLC, 1.167%, 6/13/2017	65,000,000
100,000,000	[2,3]	Old Line Funding, LLC, 1.196%, 5/23/2017	100,000,000
50,000,000	[2,3]	Thunder Bay Funding, LLC, 1.376%, 2/22/2017	50,000,000
		TOTAL	290,000,000
		Government Agency—0.4%
9,467,000		Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 1.034%, 2/2/2017	9,467,000
14,000,000		Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3, (Federal Home Loan Bank of Chicago LIQ), 0.70%, 2/2/2017	14,000,000
9,330,000		Traill County, ND, (Series 2009), (CoBank, ACB LOC), 0.69%, 2/2/2017	9,330,000
		TOTAL	32,797,000
		Insurance—0.4%
35,000,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (AGM INS)/(Wells Fargo Bank, N.A. LIQ), 0.69%, 2/1/2017	35,000,000
		Metals & Mining—0.4%
10,000,000		Memphis-Shelby County, TN Industrial Development Board - PCRBs, (Series 2007), (GTD by Nucor Corp.), 0.90%, 2/1/2017	10,000,000
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Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Metals & Mining—continued
$25,000,000		St. James Parish, LA, (Series 2010B-1), (GTD by Nucor Corp.), 0.81%, 2/1/2017	$25,000,000
		TOTAL	35,000,000
		Municipals—1.9%
10,500,000		Berkeley County, SC IDB, 0.90%, 2/1/2017	10,500,000
18,400,000		Brazos River, TX, HBR Nav District, (Series 1996), 0.76%, 2/1/2017	18,400,000
15,800,000		Brazos River, TX, HBR Nav District, (Series 1997), 0.76%, 2/1/2017	15,800,000
21,000,000		California Statewide CDA , (Series 2004M), 0.67%, 2/1/2017	21,000,000
3,000,000		Loudoun County, VA IDA, (Series 2003F), 0.65%, 2/1/2017	3,000,000
51,000,000		University of California (The Regents of), Series 2011 Z-1, 0.65%, 2/2/2017	51,000,000
34,300,000		University of California (The Regents of), Series 2011 Z-2, 0.66%, 2/2/2017	34,300,000
		TOTAL	154,000,000
		Oil & Oil Finance—0.7%
42,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2006), (GTD by Flint Hills Resources LLC), 0.73%, 2/1/2017	42,000,000
10,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2007), (GTD by Flint Hills Resources LLC), 0.73%, 2/1/2017	10,000,000
		TOTAL	52,000,000
		TOTAL NOTES-VARIABLE	2,405,007,000
		OTHER REPURCHASE AGREEMENTS—10.7%
195,000,000		BNP Paribas S.A., 0.79% - 0.96%, 2/1/2017, interest in a $200,000,000 collateralized loan agreement, dated 1/31/2017, will repurchase securities provided as collateral for $200,004,979, in which asset-backed securities, corporate bonds and U.S. Government Agency securities with a market value of $204,005,368 have been received as collateral and held with BNY Mellon as tri-party agent.	195,000,000
235,000,000	[5]	Citigroup Global Markets, Inc., 0.86% - 1.542%, 2/1/2017 - 5/15/2017, interest in a $285,000,000 collateralized loan agreement, dated 11/14/2016 - 1/31/2017, will repurchase securities provided as collateral for $285,862,329, in which asset-backed securities and convertible bonds with a market value of $290,831,593 have been received as collateral and held with BNY Mellon as tri-party agent.	235,000,000
225,000,000		Credit Suisse Securities (USA) LLC , 0.80%, 2/1/2017, interest in a $225,000,000 collateralized loan agreement, dated 1/25/2017, will repurchase securities provided as collateral for $225,035,000, in which U.S. Government Agency securities with a market value of $229,531,539 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
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Principal Amount			Value
		OTHER REPURCHASE AGREEMENTS—continued
$ 100,000,000		HSBC Securities (USA), Inc., 0.76%, 2/1/2017, interest in a $100,000,000 collateralized loan agreement, dated 1/31/2017, will repurchase securities provided as collateral for $100,002,111, in which corporate bonds with a market value of $102,005,209 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
100,000,000	[5]	Wells Fargo Securities LLC, 1.47%, 2/8/2017, interest in a $100,000,000 collateralized loan agreement, dated 11/10/2016, will repurchase securities provided as collateral for $100,367,500, in which collateralized mortgage obligations securities and municipal bonds with a market value of $102,345,695 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	855,000,000
		REPURCHASE AGREEMENTS—6.6%
326,000,000		Interest in $600,000,000 joint repurchase agreement, 0.54% dated 1/31/2017 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $600,009,000 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Agency securities with various maturities to 1/31/2024 and the market value of those underlying securities was $612,009,246.	326,000,000
200,000,000		Interest in $400,000,000 joint repurchase agreement, 0.55% dated 1/31/2017 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $400,006,111 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $408,006,321.	200,000,000
		TOTAL REPURCHASE AGREEMENTS	526,000,000
		TOTAL INVESTMENTS—101.8% (AT AMORTIZED COST)[6]	8,173,287,674
		OTHER ASSETS AND LIABILITIES—(1.8)%[7]	(141,631,285)
		TOTAL NET ASSETS—100%	$8,031,656,389
Securities that are subject to the federal alternative minimum tax (AMT) represent 2.3% of the Fund's portfolio as calculated based upon total market value.
1	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $3,329,977,932, which represented 41.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $3,329,977,932, which represented 41.5% of total net assets.
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8

4	Floating rate note with current rate and current maturity or next reset date shown.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRBs	—Pollution Control Revenue Bonds
UT	—Unlimited Tax
VMTP	—Variable Rate Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.000[1]	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	—	—	—	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.83%[4,5]	0.52%[5]	0.27%[5]	0.25%[5]	0.32%	0.40%
Net investment income	0.00%[3,4]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.40%[4]	0.72%	1.05%	1.07%	0.99%	0.93%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,031,656	$11,562,657	$12,847,237	$11,591,418	$11,918,210	$10,720,892
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1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio is 0.83% for the six months ended January 31, 2017, and 0.52%, 0.27% and 0.25% for the years ended July 31, 2016, 2015 and 2014, respectively after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Investment in securities	$6,792,287,674
Investments in other repurchase agreements and repurchase agreements	1,381,000,000
Total investment in securities, at amortized cost and fair value		$8,173,287,674
Cash		770,683
Income receivable		6,359,436
Receivable for shares sold		2,262,588
TOTAL ASSETS		8,182,680,381
Liabilities:
Payable for investments purchased	144,711,700
Payable for shares redeemed	246
Payable for distribution services fee (Note 4)	3,125,235
Payable for other service fees (Notes 2 and 4)	1,586,122
Payable for investment adviser fee (Note 4)	18,901
Payable for administrative fee (Note 4)	17,225
Accrued expenses (Note 4)	1,564,563
TOTAL LIABILITIES		151,023,992
Net assets for 8,031,644,515 shares outstanding		$8,031,656,389
Net Assets Consists of:
Paid-in capital		$8,031,631,958
Accumulated net realized gain on investments		24,431
TOTAL NET ASSETS		$8,031,656,389
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$8,031,656,389 ÷ 8,031,644,515 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$38,733,050
Dividends received from an affiliated holding (Note 4)			822
TOTAL INCOME			38,733,872
Expenses:
Investment adviser fee (Note 4)		$9,299,089
Administrative fee (Note 4)		3,637,999
Custodian fees		187,489
Transfer agent fees		4,677,331
Directors'/Trustees' fees (Note 4)		42,771
Auditing fees		11,418
Legal fees		5,365
Distribution services fee (Note 4)		25,572,494
Other service fees (Note 2)		11,623,861
Portfolio accounting fees		88,446
Share registration costs		1,668,995
Printing and postage		505,121
Miscellaneous (Note 4)		51,763
TOTAL EXPENSES		57,372,142
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 4)	$(5,069,418)
Waivers of other operating expenses (Notes 2 and 4)	(13,572,160)
Reduction of custodian fees (Note 5)	(513)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(18,642,091)
Net expenses			38,730,051
Net investment income			3,821
Net realized gain on investments			35,387
Change in net assets resulting from operations			$39,208
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,821	$—
Net realized gain on investments	35,387	125,062
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,208	125,062
Distributions to Shareholders:
Distributions from net investment income	(3,821)	—
Distributions from net realized gain on investments	(75,307)	(116,871)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(79,128)	(116,871)
Share Transactions:
Proceeds from sale of shares	1,196,006,050	5,527,321,760
Net asset value of shares issued to shareholders in payment of distributions declared	76,397	114,153
Cost of shares redeemed	(4,727,042,981)	(6,812,023,862)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,530,960,534)	(1,284,587,949)
Change in net assets	(3,531,000,454)	(1,284,579,758)
Net Assets:
Beginning of period	11,562,656,843	12,847,236,602
End of period	$8,031,656,389	$11,562,656,843
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
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an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursement and reduction of $18,642,091 is disclosed in various locations in this Note 2, Note 4 and Note 5.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, unaffiliated third-party financial intermediaries waived $7,701,171 of other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2017	Year Ended 7/31/2016
Shares sold	1,196,006,050	5,527,321,760
Shares issued to shareholders in payment of distributions declared	76,397	114,153
Shares redeemed	(4,727,042,981)	(6,812,023,862)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,530,960,534)	(1,284,587,949)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to September 30, 2015, the annual advisory fee was 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the Adviser voluntarily waived $5,069,172 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, FSC waived $5,870,989 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2017, FSC did not retain any fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions, which complied with Rule 17a-7 under the Act, amounted to $500,800,000 and $3,000,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2017, the Adviser reimbursed the Fund $246. Transactions involving the affiliated holding during the six months ended January 31, 2017, were as follows:
Federated Institutional Money Market Management, Institutional Shares
Balance of Shares Held 7/31/2016	$500,000
Purchases/Additions	—
Sales/Reductions	(500,000)
Balance of Shares Held 1/31/2017	—
Value	$—
Dividend Income	$822
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2017, the Fund's expenses were reduced by $513 under these arrangements.
6. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2017, the Fund had no outstanding loans. During the six months ended January 31, 2017, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
9. Regulatory UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$4.18
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.02	$4.23
1	Expenses are equal to the Fund's annualized net expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Capital Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
26

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
Semi-Annual Shareholder Report
27

the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.10% reduction in the stated gross investment advisory fee from 0.30% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in reponse to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is September 30, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report
28

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
29

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
32

Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
Q450204 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
A	GRAXX
B	GRBXX
C	GRCXX
F	GRGXX
P	GRFXX

Federated Government Reserves Fund
Fund Established 2005

A Portfolio of Money Market Obligations Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2016 through January 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	47.1%
Repurchase Agreements	46.3%
U.S. Treasury Securities	7.1%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	49.6%
8-30 Days	18.8%
31-90 Days	17.5%
91-180 Days	4.5%
181 Days or more	10.1%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—47.1%
$55,601,000		Federal Farm Credit System Notes, 0.65% - 0.73%, 9/8/2017 - 10/20/2017	$55,574,114
526,000,000	[1]	Federal Farm Credit System Discount Notes, 0.50% - 0.88%, 2/8/2017 - 1/11/2018	524,630,402
794,815,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.657% - 0.936%, 2/1/2017 - 2/28/2017	794,806,317
454,255,000		Federal Home Loan Bank System Notes, 0.49% - 2.25%, 2/1/2017 - 1/18/2018	454,474,581
909,400,000	[1]	Federal Home Loan Bank System Discount Notes, 0.50% - 0.90%, 2/17/2017 - 11/14/2017	908,293,715
2,173,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.615% - 0.997%, 2/1/2017 - 5/1/2017	2,173,483,126
120,573,000		Federal Home Loan Mortgage Corp. Notes, 0.70% - 1.00%, 3/9/2017 - 1/12/2018	120,603,440
136,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.50%, 4/5/2017 - 5/16/2017	135,843,417
145,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.788% - 0.971%, 3/8/2017 - 4/25/2017	145,000,000
138,404,000		Federal National Mortgage Association Notes, 0.875%, 12/20/2017 - 2/8/2018	138,337,781
240,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.776% - 0.797%, 2/8/2017 - 2/20/2017	239,986,909
90,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.509%, 2/14/2017	89,983,457
		TOTAL GOVERNMENT AGENCIES	5,781,017,259
		U.S. TREASURY—7.1%
20,000,000		United States Treasury Bills, 0.675%, 7/20/2017	19,936,625
28,000,000		United States Treasury Notes, 0.625%, 5/31/2017	28,008,991
127,000,000		United States Treasury Notes, 0.625%, 8/31/2017	126,963,010
75,000,000		United States Treasury Notes, 0.625% - 2.375%, 7/31/2017	75,197,086
44,000,000		United States Treasury Notes, 0.875%, 7/15/2017	44,033,313
35,500,000		United States Treasury Notes, 0.875%, 11/15/2017	35,515,349
43,000,000		United States Treasury Notes, 0.875%, 1/31/2018	43,003,359
235,000,000		United States Treasury Notes, 0.875% - 2.25%, 11/30/2017	237,408,642
127,000,000		United States Treasury Notes, 1.00%, 3/31/2017	127,097,774
85,000,000		United States Treasury Notes, 1.00%, 12/31/2017	85,040,416
50,000,000		United States Treasury Notes, 4.75%, 8/15/2017	51,094,328
		TOTAL U.S. TREASURY	873,298,893
Semi-Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—46.3%
$550,000,000		Repurchase agreement, 0.58% dated 1/31/2017 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $550,008,861 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 10/1/2046 and the market value of those underlying securities was $563,182,433.	$550,000,000
274,000,000		Interest in $600,000,000 joint repurchase agreement, 0.54% dated 1/31/2017 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $600,009,000 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2024 and the market value of those underlying securities was $612,009,246.	274,000,000
500,000,000		Repurchase agreement, 0.54% dated 1/25/2017 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $500,052,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2049 and the market value of those underlying securities was $510,187,456.	500,000,000
100,000,000		Repurchase agreement, 0.54% dated 1/31/2017 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,001,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2020 and the market value of those underlying securities was $102,001,546.	100,000,000
60,000,000	[3]	Repurchase agreement, 0.61% dated 1/4/2017 under which BNP Paribas SA will repurchase the securities provided as collateral for $60,098,617 on 4/11/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 7/1/2046 and the market value of those underlying securities was $61,229,045.	60,000,000
50,000,000	[3]	Repurchase agreement, 0.63% dated 1/13/2017 under which BNP Paribas SA will repurchase the securities provided as collateral for $50,104,125 on 5/12/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 1/1/2047 and the market value of those underlying securities was $51,018,164.	50,000,000
96,549,000		Interest in $97,000,000 joint repurchase agreement, 0.56% dated 1/31/2017 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $97,001,509 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2047 and the market value of those underlying securities was $99,627,246.	96,549,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement, 0.55% dated 1/26/2017 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,053,472 on 2/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $510,046,812.	$500,000,000
200,000,000	Interest in $400,000,000 joint repurchase agreement, 0.55% dated 1/31/2017 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $400,006,111 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $408,006,321.	200,000,000
500,000,000	Repurchase agreement, 0.54% dated 1/31/2017 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $500,007,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2024 and the market value of those underlying securities was $510,007,731.	500,000,000
500,000,000	Repurchase agreement, 0.55% dated 1/26/2017 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $500,053,472 on 2/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 3/25/2046 and the market value of those underlying securities was $513,162,682.	500,000,000
2,000,000,000	Repurchase agreement, 0.50% dated 1/31/2017 under which Federated Reserve Bank of New York will repurchase the securities provided as collateral for $2,000,027,778 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2019 and the market value of those underlying securities was $2,000,027,845.	2,000,000,000
57,700,000	Interest in $100,000,000 joint repurchase agreement, 0.54% dated 1/31/2017 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $100,001,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2017 and the market value of those underlying securities was $102,001,551.	57,700,000
159,000,000	Interest in $250,000,000 joint repurchase agreement, 0.54% dated 1/31/2017 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $250,003,750 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2056 and the market value of those underlying securities was $255,003,986.	159,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$50,000,000		Repurchase agreement, 0.55% dated 1/31/2017 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,000,764 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/18/2021 and the market value of those underlying securities was $51,001,325.	$50,000,000
75,000,000	[3]	Repurchase agreement, 0.55% dated 1/6/2017 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $75,035,521 on 2/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2045 and the market value of those underlying securities was $77,280,685.	75,000,000
		TOTAL REPURCHASE AGREEMENTS	5,672,249,000
		TOTAL INVESTMENTS—100.5% (AT AMORTIZED COST)[4]	12,326,565,152
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(61,231,898)
		TOTAL NET ASSETS—100%	$12,265,333,254
1	Discount rate at time of purchase.
2	Floating rate note with current rate and current maturity date or next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net realized gain on investments	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.50%[5,6]	0.40%[5]	0.15%[6]
Net investment income	0.00%[6]	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.51%[6]	0.62%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$97,567	$89,786	$218
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Represents less than 0.005%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.50% for the six months ended January 31, 2017, and 0.40% for the year ended July 31, 2016, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net realized gain on investments	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.50%[5,6]	0.40%[5]	0.15%[6]
Net investment income	0.00%[6]	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.91%[6]	0.99%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,566	$5,892	$18
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.005%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.50% for the six months ended January 31, 2017, and 0.40% for the year ended July 31, 2016, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net realized gain on investments	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.51%[5,6]	0.40%[5]	0.15%[6]
Net investment income	0.00%[6]	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.86%[6]	0.97%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,399	$10,783	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.005%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.51% for the six months ended January 31, 2017, and 0.40% for the year ended July 31, 2016, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net realized gain on investments	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.50%[5,6]	0.40%[5]	0.15%[6]
Net investment income	0.00%[6]	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.53%[6]	0.63%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,007	$3,066	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.005%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.50% for the six months ended January 31, 2017, and 0.40% for the year ended July 31, 2016, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.50%[4,5]	0.31%[5]	0.11%[5]	0.10%[5]	0.18%	0.17%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.70%[4]	0.89%	1.18%	1.20%	1.12%	1.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,150,793	$12,639,013	$12,194,155	$11,135,915	$12,026,528	$11,201,045
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.005%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratios are 0.50% for the six months ended January 31, 2017, and 0.31%, 0.11% and 0.10% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Investment in securities	$6,654,316,152
Investments in repurchase agreements	5,672,249,000
Total investment in securities, at amortized cost and fair value		$12,326,565,152
Cash		827,673
Receivable for investments sold		19,983,057
Income receivable		7,304,226
Receivable for shares sold		650,397
TOTAL ASSETS		12,355,330,505
Liabilities:
Payable for investments purchased	85,939,084
Payable for shares redeemed	61,632
Payable for distribution services fee (Note 4)	2,697,833
Payable for investment adviser fee (Note 4)	57,071
Payable for administrative fee (Note 4)	26,310
Payable for other service fees (Notes 2 and 4)	18,434
Payable for Directors'/Trustees' fees (Note 4)	340
Accrued expenses (Note 4)	1,196,547
TOTAL LIABILITIES		89,997,251
Net assets for 12,265,311,915 shares outstanding		$12,265,333,254
Net Assets Consists of:
Paid-in capital		$12,265,310,786
Accumulated net realized gain on investments		22,468
TOTAL NET ASSETS		$12,265,333,254
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11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$97,567,184 ÷ 97,567,005 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
$4,566,166 ÷ 4,566,158 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
$10,399,417 ÷ 10,399,399 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
$2,007,002 ÷ 2,006,998 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
$12,150,793,485 ÷ 12,150,772,355 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
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12

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$31,883,322
Expenses:
Investment adviser fee (Note 4)		$12,680,221
Administrative fee (Note 4)		4,961,105
Custodian fees		182,846
Transfer agent fees (Notes 2 and 4)		6,435,165
Directors'/Trustees' fees (Note 4)		50,962
Auditing fees		11,418
Legal fees		5,455
Distribution services fee (Note 4)		34,835,821
Other service fees (Notes 2 and 4)		15,788,308
Portfolio accounting fees		97,519
Share registration costs		367,654
Printing and postage		555,390
Miscellaneous (Note 4)		46,162
TOTAL EXPENSES		76,018,026
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 4)	$(1,665,720)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(42,468,810)
Reduction of custodian fees (Note 5)	(174)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(44,134,704)
Net expenses			31,883,322
Net investment income			—
Net realized gain on investments			42,476
Change in net assets resulting from operations			$42,476
See Notes which are an integral part of the Financial Statements
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13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	42,476	42,941
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	42,476	42,941
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(269)	—
Class B Shares	(17)	—
Class C Shares	(34)	—
Class F Shares	(9)	—
Class P Shares	(40,543)	(24,389)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(40,872)	(24,389)
Share Transactions:
Proceeds from sale of shares	3,996,972,348	7,255,289,165
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	—	127,283,551
Net asset value of shares issued to shareholders in payment of distributions declared	39,512	23,647
Cost of shares redeemed	(4,480,220,138)	(6,828,466,775)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(483,208,278)	554,129,588
Change in net assets	(483,206,674)	554,148,140
Net Assets:
Beginning of period	12,748,539,928	12,194,391,788
End of period	$12,265,333,254	$12,748,539,928
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On December 18, 2015, the Fund acquired all of the net assets of Federated Liberty U.S. Government Money Market Trust (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund, pursuant to a plan of reorganization approved by the Fund's Trustees. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however; the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every Class A Share, Class B Share, Class C Share and Class F Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received one Class A Share, Class B Share, Class C Share and Class F Share, respectively, of the Fund.
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15

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
127,283,547	$127,283,551	$13,211,131,195	$13,338,414,746
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, are as follows:
Net investment income*	$—
Net realized gain on investments	$43,145
Net increase in assets resulting from operations	$43,145
*	Due to the expense waivers/reimbursements in effect under current market conditions, there would have been no impact to net investment income and net expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by
Semi-Annual Shareholder Report
16

the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
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17

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares may bear distribution services fees, other services fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $44,134,704 is disclosed in various locations in this Note 2, Note 4 and Note 5. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$12,001	$(10,943)
Class B Shares	2,882	(2,827)
Class C Shares	3,693	(3,578)
Class F Shares	389	(363)
Class P Shares	6,416,200	(5,234,510)
TOTAL	$6,435,165	$(5,252,221)
Dividends are declared separately for each class. No class has preferential dividends rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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18

For the six months ended January 31, 2017, other services fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$120,594	$(63,486)	$(56,496)
Class B Shares	6,369	(6,369)	—
Class C Shares	13,352	—	(13,352)
Class F Shares	3,089	(1,563)	(1,513)
Class P Shares	15,644,904	—	(15,644,904)
TOTAL	$15,788,308	$(71,418)	$(15,716,265)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activities:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	52,873,787	$52,873,787	42,343,679	$42,343,679
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	—	—	105,367,980	105,367,984
Shares issued to shareholders in payment of distributions declared	265	265	—	—
Shares redeemed	(45,093,389)	(45,093,389)	(58,143,459)	(58,143,459)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,780,663	$7,780,663	89,568,200	$89,568,204

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,167,484	$1,167,484	6,387,979	$6,387,979
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	—	—	6,014,620	6,014,620
Shares issued to shareholders in payment of distributions declared	17	17	—	—
Shares redeemed	(2,493,226)	(2,493,226)	(6,528,875)	(6,528,875)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,325,725)	$(1,325,725)	5,873,724	$5,873,724
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,421,102	$6,421,102	8,756,153	$8,756,153
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	—	—	13,475,062	13,475,062
Shares issued to shareholders in payment of distributions declared	34	34	—	—
Shares redeemed	(6,804,520)	(6,804,520)	(11,448,532)	(11,448,533)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(383,384)	$(383,384)	10,782,683	$10,782,682

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	445,385	$445,385	1,241,852	$1,241,852
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	—	—	2,425,885	2,425,885
Shares issued to shareholders in payment of distributions declared	9	9	—	—
Shares redeemed	(1,504,492)	(1,504,492)	(601,741)	(601,741)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,059,098)	$(1,059,098)	3,065,996	$3,065,996

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	3,936,064,590	$3,936,064,590	7,196,559,502	$7,196,559,502
Shares issued to shareholders in payment of distributions declared	39,187	39,187	23,647	23,647
Shares redeemed	(4,424,324,507)	(4,424,324,511)	(6,751,744,167)	(6,751,744,167)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	(488,220,730)	$(488,220,734)	444,838,982	$444,838,982
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(483,208,274)	$(483,208,278)	554,129,585	$554,129,588
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2017, the Adviser voluntarily waived $1,665,720 of its fee and voluntarily reimbursed $5,252,221 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$221,951	$(109,491)
Class B Shares	19,107	(13,369)
Class C Shares	40,057	(27,724)
Class F Shares	5,589	(2,849)
Class P Shares	34,549,117	(21,275,473)
TOTAL	$34,835,821	$(21,428,906)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2017, FSC retained $2,311,262 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2017, FSC retained $7,166, $1,555 and $129 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $34,278 and reimbursed $71,418 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $95,510,834.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2017, the Fund's expenses were reduced by $174 under these arrangements.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
7. Regulatory updates
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,000.00	$2.52[2]
Class B Shares	$1,000.00	$1,000.00	$2.52[3]
Class C Shares	$1,000.00	$1,000.00	$2.57[4]
Class F Shares	$1,000.00	$1,000.00	$2.52[5]
Class P Shares	$1,000.00	$1,000.00	$2.52[6]
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	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,022.68	$2.55[2]
Class B Shares	$1,000.00	$1,022.68	$2.55[3]
Class C Shares	$1,000.00	$1,022.63	$2.60[4]
Class F Shares	$1,000.00	$1,022.68	$2.55[5]
Class P Shares	$1,000.00	$1,022.68	$2.55[6]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.50%
Class B Shares	0.50%
Class C Shares	0.51%
Class F Shares	0.50%
Class P Shares	0.50%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.39 and $4.43, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.40 and $6.46, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.40 and $6.46, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.39 and $4.43, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class P Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Government Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.10% reduction in the stated gross investment advisory fee from 0.30% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is July 14, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.
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Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
34454 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Institutional	FIIXX
Service	FPSXX
Premier	FMTXX

Federated Institutional Prime 60 Day Fund
(formerly, Federated Master Trust)

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	37.4%
Commercial Paper and Notes	30.5%
Variable Rate Instruments	17.4%
Corporate Bonds	8.0%
Bank Instruments	6.4%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.2%[4]
8 to 30 Days	0.0%
31 to 90 Days	19.5%
91 to 180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 52.4% of the Fund's portfolio.
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1

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—6.4%
		Finance - Banking—6.4%
$350,000		Societe Generale, Paris, 0.930%, 3/27/2017	$350,150
250,000		Wells Fargo Bank, N.A., 0.850%, 2/2/2017	250,001
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $600,151)	600,151
		COMMERCIAL PAPER—30.5%[1]
		Chemicals—5.0%
470,000	[2,3]	BASF SE, 0.580%, 2/1/2017	470,000
		Finance - Banking—12.7%
450,000	[2,3]	ASB Finance Ltd., 0.700%, 2/1/2017	450,000
250,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.002%, 3/13/2017	249,722
250,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.901%, 3/31/2017	249,638
250,000	[2,3]	Toronto Dominion Holdings (USA), Inc., 0.891%, 3/24/2017	249,685
		TOTAL	1,199,045
		Finance - Commercial—2.6%
250,000	[2,3]	Atlantic Asset Securitization LLC, 0.891%, 2/6/2017	249,969
		Finance - Equipment—2.6%
250,000		Caterpillar Financial Services Corp., 0.951%, 2/6/2017	249,967
		Finance - Retail—2.6%
250,000	[2,3]	Barton Capital S.A., 0.972%, 3/9/2017	249,757
		Sovereign—5.0%
470,000	[2,3]	KFW, 0.620%, 2/1/2017	470,000
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $2,888,738)	2,888,738
		CORPORATE BONDS—8.0%
		Finance - Banking—8.0%
260,000	[2,3]	ABN Amro Bank NV, 4.250%, 2/2/2017	260,021
250,000	[2,3]	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.200%, 3/10/2017	250,008
250,000	[2,3]	ING Bank N.V., 3.750%, 3/7/2017	250,644
		TOTAL CORPORATE BONDS (IDENTIFIED COST $760,673)	760,673
		NOTES - VARIABLE—17.4%[4]
		Finance - Banking—7.9%
250,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments), (Branch Banking & Trust Co. LOC), 0.810%, 2/2/2017	250,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$250,000		King George County IDA, VA, (Series 1996), (JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/2/2017	$250,000
250,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-3), (Royal Bank of Canada LOC), 0.670%, 2/2/2017	250,000
		TOTAL	750,000
		Finance - Retail—4.2%
400,000	[2,3]	Old Line Funding, LLC, 1.241%, 3/1/2017	400,085
		Government Agency—5.3%
250,000		Columbus, GA Development Authority, (Series 2008), (FHLMC LOC), 0.810%, 2/2/2017	250,000
250,000		Columbus, GA Development Authority, (Series 2008), (FNMA LOC), 0.810%, 2/2/2017	250,000
		TOTAL	500,000
		TOTAL NOTES – VARIABLE (IDENTIFIED COST $1,650,085)	1,650,085
		OTHER REPURCHASE AGREEMENTS—19.0%
		Finance - Banking—19.0%
400,000		BMO Capital Markets Corp., 0.76%, dated 1/31/2017, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,002,006 on 2/1/2017, in which corporate bonds and medium term notes with a market value of $96,902,046 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000
400,000		BNP Paribas SA, 0.96%, dated 1/31/2017, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,004,667 on 2/1/2017, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $178,505,237 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000
400,000		Citigroup Global Markets, Inc., 1.16%, dated 11/14/2016-1/31/2017, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,197,056 on 2/1/2017-5/15/2017, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,031,603 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000
400,000		HSBC Securities (USA), Inc., 0.86%, dated 1/31/2017, interest in a $230,000,000 collateralized loan agreement will repurchase securities provided as collateral for $230,005,494 on 2/1/2017, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $234,603,502 have been received as collateral and held with JPMorgan Chase as tri-party agent.	400,000
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3

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$200,000	RBC Capital Markets, LLC, 0.76%, dated 1/31/2017, interest in a $150,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $150,003,167 on 2/1/2017, in which municipal bonds, with a market value of $153,003,230 have been received as collateral and held with BNY Mellon as tri-party agent.	$200,000
	TOTAL OTHER REPURCHASE AGREEMENTS (AT COST)	1,800,000
	REPURCHASE AGREEMENTS—18.4%
	Finance - Banking—18.4%
1,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,015,278 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2066 and the market value of those underlying securities was $1,028,840,463.	1,000,000
743,000	Interest in $2,450,000,000 joint repurchase agreement 0.56%, dated 1/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,038,111 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2062 and the market value of those underlying securities was $2,511,277,889.	743,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	1,743,000
	TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $9,442,647)[5]	9,442,647
	OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	24,341
	TOTAL NET ASSETS—100%	$9,466,988
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $3,799,529, which represented 40.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $3,799,529, which represented 40.1% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
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4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
MFH	—Multi-Family Housing
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 1/31/2017[1]
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net investment income	0.0017
Net realized and unrealized gain on investments	0.0000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0017
Less Distributions:
Distributions from net investment income	(0.0017)
TOTAL DISTRIBUTIONS	(0.0017)
Net Asset Value, End of Period	$1.0000
Total Return[3]	0.17%
Ratios to Average Net Assets:
Net expenses	0.20%[4]
Net investment income	0.26%[4]
Expense waiver/reimbursement[5]	1.31%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]
1	Reflects operations for the period from August 1, 2016 (date of initial investment) to January 31, 2017.
2	Represents less than $0.00005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 1/31/2017[1]
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net investment income	0.0006
Net realized and unrealized gain on investments	0.0000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0006
Less Distributions:
Distributions from net investment income	(0.0006)
TOTAL DISTRIBUTIONS	(0.0006)
Net Asset Value, End of Period	$1.0000
Total Return[3]	0.06%
Ratios to Average Net Assets:
Net expenses	0.45%[4]
Net investment income	0.01%[4]
Expense waiver/reimbursement[5]	1.31%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]
1	Reflects operations for the period from August 1, 2016 (date of initial investment) to January 31, 2017.
2	Represents less than $0.00005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0020	0.000[1]	—	—	—	—
Net realized and unrealized gain (loss) on investments	0.0000[2]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.0020	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
Less Distributions:
Distributions from net investment income	(0.0020)	(0.000)[1]	—	—	—	—
Distributions from paid in capital	—	(0.000)[1]	—	—	—	—
Distributions from net realized gain on investments	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.0020)	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
Net Asset Value, End of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.20%	0.02%	0.00%[4]	0.00%[4]	0.00%	0.00%
Ratios to Average Net Assets:
Net expenses	0.15%[5]	0.41%	0.25%	0.23%	0.30%	0.38%
Net investment income	0.31%[5]	0.02%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	1.31%[5]	0.14%	0.42%	0.42%	0.35%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,467	$58,849	$96,842	$129,315	$108,653	$94,546
1	Represents less than $0.0005.
2	Represents less than $0.00005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$3,543,000
Investment in securities	5,899,647
Total investment in securities, at identified cost and fair value		$9,442,647
Cash		22,941
Income receivable		31,401
Receivable for shares sold		150
TOTAL ASSETS		9,497,139
Liabilities:
Income distribution payable	180
Payable to adviser (Note 4)	950
Payable for administrative fee (Note 4)	20
Payable for portfolio accounting fees	29,001
TOTAL LIABILITIES		30,151
Net assets for 9,466,980 shares outstanding		$9,466,988
Net Assets Consist of:
Paid-in capital		$9,466,979
Accumulated net realized gain on investments		7
Undistributed net investment income		2
TOTAL NET ASSETS		$9,466,988
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($100 ÷ 100 shares outstanding), no par value, unlimited shares authorized		$1.0000
Service Shares:
Net asset value per share ($100 ÷ 100 shares outstanding), no par value, unlimited shares authorized		$1.0000
Premier shares:
Net asset value per share ($9,466,788 ÷ 9,466,780 shares outstanding), no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$48,425
Expenses:
Investment adviser fee (Note 4)		$20,947
Administrative fee (Note 4)		8,193
Custodian fees		6,982
Transfer agent fee (Note 2)		6,170
Directors'/Trustees' fees (Note 4)		363
Auditing fees		11,564
Legal fees		5,389
Portfolio accounting fees		42,444
Share registration costs		31,381
Printing and postage		14,278
Miscellaneous (Note 4)		5,687
TOTAL EXPENSES		153,398
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(20,947)
Reimbursement of other operating expenses (Notes 2 and 4)	(116,444)
TOTAL WAIVER AND REIMBURSEMENT		(137,391)
Net expenses			16,007
Net investment income			32,418
Net realized gain on investments			19
Change in net assets resulting from operations			$32,437
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,418	$18,755
Net realized gain on investments	19	252
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,437	19,007
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(0)[1]	—
Service Shares	(0)[1]	—
Premier Shares	(32,425)	(18,746)
Distribution from paid in capital
Institutional Shares	—	—
Service Shares	—	—
Premier Shares	—	(9,566)
Distributions from net realized gain on investments
Institutional Shares	—	—
Service Shares	—	—
Premier Shares	(34)	(795)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,459)	(29,107)
Share Transactions:
Proceeds from sale of shares	22,062,775	245,258,535
Net asset value of shares issued to shareholders in payment of distributions declared	23,272	14,509
Cost of shares redeemed	(71,468,493)	(283,255,885)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(49,382,446)	(37,982,841)
Change in net assets	(49,382,468)	(37,992,941)
Net Assets:
Beginning of period	58,849,456	96,842,397
End of period (including undistributed net investment income of $2 and $9, respectively)	$9,466,988	$58,849,456
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Institutional Prime 60 Day Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective August 1, 2016, Federated Master Trust changed its name to Federated Institutional Prime 60 Day Fund. On that same date, the Fund's original shares were re-designated as Premier Shares and the Fund began offering Institutional Shares and Service Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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12

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited, to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
13

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that
Semi-Annual Shareholder Report
14

Institutional Shares, Service Shares and Premier Shares may bear other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $137,391 is disclosed in various locations in Note 4. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Premier Shares	$6,170
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, the Fund did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 1/31/2017[1]		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	100	$100	—	—

	Period Ended 1/31/2017[1]		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	—
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	100	$100	—	—

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	22,062,575	$22,062,575	245,258,535	$245,258,535
Shares issued to shareholders in payment of distributions declared	23,272	23,272	14,509	14,509
Shares redeemed	(71,468,493)	(71,468,493)	(283,255,885)	(283,255,885)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(49,382,646)	$(49,382,646)	(37,982,841)	$(37,982,841)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(49,382,446)	$(49,382,446)	(37,982,841)	$(37,982,841)
1	Reflects operations for the period from August 1, 2016 (date of initial investment) to January 31, 2017.
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceeds 0.45% of its average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2017, the Adviser waived $20,947 of its fee, and voluntarily reimbursed $116,444 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective August 1, 2016, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2017, the Fund had no outstanding loans. During the six months ended January 31, 2017, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
8. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.70	$1.01
Service Shares	$1,000	$1,000.60	$2.27
Premier Shares	$1,000	$1,002.00	$0.76
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,022.94	$2.29
Premier Shares	$1,000	$1,024.45	$0.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.45%
Premier Shares	0.15%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Master Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.20% reduction in the stated gross investment advisory fee from 0.40% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is September 30, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.
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Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Institutional Prime 60 Day Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919452
CUSIP 608919445
CUSIP 60934N740
8070106 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Ticker	MUTXX

Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	84.6%
Municipal Notes	16.0%
Commercial Paper	1.8%
Other Assets and Liabilities—Net[2]	(2.4)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.6%
8-30 Days	0.8%
31-90 Days	3.4%
91-180 Days	4.2%
181 Days or more	9.4%
Other Assets and Liabilities—Net[2]	(2.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—102.4%[1]
		Alabama—1.0%
$1,000,000		Columbia, AL IDB PCRBs, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 0.68%, 2/1/2017	$1,000,000
1,425,000		Columbia, AL IDB PCRBs, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.68%, 2/1/2017	1,425,000
		TOTAL	2,425,000
		Arizona—1.1%
2,500,000	[2,3]	Arizona School Facilities Board, TOB Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.82%, 2/7/2017	2,500,000
		California—2.7%
2,420,000		California Infrastructure & Economic Development Bank, (Series 2000A) Weekly VRDNs (Bonny Doon Winery, Inc.)/(Comerica Bank LOC), 0.91%, 2/7/2017	2,420,000
4,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, TOB Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.87%, 2/7/2017	4,000,000
		TOTAL	6,420,000
		Colorado—3.5%
1,770,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.86%, 2/7/2017	1,770,000
1,925,000		Colorado HFA, (Series 2004A) Weekly VRDNs (Popiel Properties LLC)/(UMB Bank, N.A. LOC), 0.91%, 2/7/2017	1,925,000
4,615,000		Colorado HFA, (Series 2016A) Weekly VRDNs (Acme Manufacturing Company, Inc.)/(UMB Bank, N.A. LOC), 0.91%, 2/7/2017	4,615,000
		TOTAL	8,310,000
		Connecticut—1.3%
3,000,000		Putnam, CT, (LOT A2), 1.50% BANs, 7/12/2017	3,006,608
		Florida—6.0%
4,000,000		Jacksonville, FL PCR, PCR Refunding Bonds (Series 1992), 0.82% CP (Florida Power & Light Co.), Mandatory Tender 3/8/2017	4,000,000
2,800,000		Lee County, FL IDA, (Series 2016B) Daily VRDNs (Florida Power & Light Co.), 0.70%, 2/1/2017	2,800,000
7,500,000		Miami-Dade County, FL IDA, (Series 2000A) Weekly VRDNs (CAE USA, Inc.)/(Royal Bank of Canada Montreal LOC), 0.79%, 2/7/2017	7,500,000
		TOTAL	14,300,000
		Georgia—6.7%
1,500,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.68%, 2/7/2017	1,500,000
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2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Georgia—continued
$1,000,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.70%, 2/1/2017	$1,000,000
2,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(Federal National Mortgage Association LOC), 0.81%, 2/7/2017	2,000,000
2,400,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.72%, 2/7/2017	2,400,000
525,000		Heard County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.68%, 2/1/2017	525,000
1,250,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.73%, 2/1/2017	1,250,000
2,800,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.70%, 2/1/2017	2,800,000
4,500,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.75%, 2/7/2017	4,500,000
		TOTAL	15,975,000
		Illinois—5.5%
3,160,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.86%, 2/7/2017	3,160,000
4,655,000	[2,3]	Illinois Finance Authority, TOB Trust Certificates (2015-XF2122) Weekly VRDNs (Resurrection Health Care Corp.)/(AGM INS)/(Citibank NA, New York LIQ), 0.86%, 2/7/2017	4,655,000
3,340,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Fifth Third Bank, Cincinnati LOC), 0.95%, 2/7/2017	3,340,000
1,960,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.73%, 2/7/2017	1,960,000
		TOTAL	13,115,000
		Indiana—1.5%
3,500,000		Bartholomew Consolidated School Corp., IN, 3.25% TANs, 12/29/2017	3,543,633
		Kentucky—0.6%
1,520,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.90%, 2/7/2017	1,520,000
		Louisiana—4.1%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.74%, 2/7/2017	3,300,000
6,500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.81%, 2/7/2017	6,500,000
		TOTAL	9,800,000
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3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Massachusetts—0.1%
$300,000		Massachusetts IFA, (Series 1992B), 0.80% CP (New England Power Co.), Mandatory Tender 3/9/2017	$300,000
		Michigan—4.7%
2,500,000		Michigan State Housing Development Authority, (2016 Series C) Weekly VRDNs (Barclays Bank PLC LIQ), 0.81%, 2/7/2017	2,500,000
8,700,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.80%, 2/7/2017	8,700,000
		TOTAL	11,200,000
		Mississippi—1.9%
4,435,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(Federal National Mortgage Association LOC), 0.81%, 2/7/2017	4,435,000
		Multi State—6.3%
15,000,000	[2,3]	Nuveen Enhanced Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.82%, 2/7/2017	15,000,000
		Nebraska—0.8%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.90%, 2/7/2017	2,000,000
		Nevada—0.8%
1,995,000		Director of the State of Nevada Department of Business and Industry, IDRBs (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.01%, 2/7/2017	1,995,000
		New Hampshire—4.8%
11,400,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.71%, 2/1/2017	11,400,000
		New Jersey—10.7%
3,000,000		Freehold Borough, NJ, (Series 2016A), 2.50% BANs, 12/1/2017	3,031,990
20,285,000	[2,3]	New Jersey Higher Education Assistance Authority, TOB Trust Certificates (2016-XG0032) Weekly VRDNs (AGM INS)/(Citibank NA, New York LIQ), 0.96%, 2/7/2017	20,285,000
1,145,000		New Jersey, EDA, Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.90%, 2/7/2017	1,145,000
1,000,000		North Plainfield, NJ, 2.50% BANs, 12/15/2017	1,008,813
		TOTAL	25,470,803
		New York—7.2%
5,000,000		Canastota, NY CSD, 2.00% BANs, 7/21/2017	5,025,384
1,825,000	[2,3]	Metropolitan Transportation Authority, NY, TOB Trust Receipts (2016-XF0499) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.81%, 2/7/2017	1,825,000
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4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
$5,000,000	[2,3]	Metropolitan Transportation Authority, NY, TOB Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.81%, 2/7/2017	$5,000,000
3,600,000		New York City Housing Development Corp., (Series 2015D-4) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.64%, 2/7/2017	3,600,000
1,800,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.71%, 2/1/2017	1,800,000
		TOTAL	17,250,384
		North Carolina—2.5%
6,000,000		Boone, NC, 2.00% BANs, 11/1/2017	6,028,920
		Ohio—7.5%
1,500,000		Cuyahoga Falls, OH, 2.00% BANs, 11/30/2017	1,512,287
2,000,000		Euclid City School District, OH, 2.35% BANs, 4/4/2017	2,002,876
1,750,000		Independence, OH, (Series 2), 2.00% BANs, 12/6/2017	1,762,405
2,500,000		Lorain County, OH, (Series B), 1.25% BANs, 11/9/2017	2,506,659
2,985,000		Marysville, OH, 1.375% BANs, 8/24/2017	2,990,383
1,750,000		Miamisburg, OH, Road Improvement Bonds, 1.75% BANs, 3/8/2017	1,750,906
3,400,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.75%, 2/7/2017	3,400,000
2,000,000		Wadsworth, OH, 2.75% BANs, 6/22/2017	2,012,718
		TOTAL	17,938,234
		Oklahoma—2.1%
5,000,000		Broken Arrow, OK EDA, Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.87%, 2/7/2017	5,000,000
		Pennsylvania—3.1%
4,000,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.71%, 2/7/2017	4,000,000
3,500,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.80%, 2/7/2017	3,500,000
		TOTAL	7,500,000
		Rhode Island—3.5%
3,135,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.69%, 2/1/2017	3,135,000
1,970,000		Rhode Island State Health and Educational Building Corp., (Series 2006A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.69%, 2/1/2017	1,970,000
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5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Rhode Island—continued
$3,245,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.85%, 2/7/2017	$3,245,000
		TOTAL	8,350,000
		South Carolina—0.4%
1,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.90%, 2/7/2017	1,000,000
		Tennessee—1.7%
2,200,000		Memphis-Shelby County, TN IDB—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.90%, 2/7/2017	2,200,000
1,800,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.75%, 2/7/2017	1,800,000
		TOTAL	4,000,000
		Texas—6.8%
5,200,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.70%, 2/1/2017	5,200,000
2,750,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC)/(Flint Hills Resources LLC GTD), 0.72%, 2/7/2017	2,750,000
8,300,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2007) Weekly VRDNs (Flint Hills Resources LLC)/(Flint Hills Resources LLC GTD), 0.73%, 2/7/2017	8,300,000
		TOTAL	16,250,000
		Virginia—1.1%
600,000		Fairfax County, VA EDA, (Series 2007) Weekly VRDNs (Mount Vernon Ladies' Association of the Union)/(SunTrust Bank LOC), 0.74%, 2/7/2017	600,000
2,000,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2003-0014), 1.00% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 2/23/2017	2,000,000
		TOTAL	2,600,000
		Wisconsin—2.4%
3,000,000		Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 1.25%, 2/7/2017	3,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Wisconsin—continued
$2,715,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 1.25%, 2/7/2017	$2,715,000
	TOTAL	5,715,000
	TOTAL INVESTMENTS—102.4% (AT AMORTIZED COST)[4]	244,348,582
	OTHER ASSETS AND LIABILITIES - NET—(2.4)%[5]	(5,827,475)
	TOTAL NET ASSETS—100%	$238,521,107
Securities that are subject to the federal alternative minimum tax (AMT) represent 55.5% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $55,265,000, which represented 23.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $55,265,000, which represented 23.2% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
7

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
TANs	—Tax Anticipation Notes
TOB(s)	—Tender Option Bond(s)
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.04%	0.00%[3]	0.01%	0.02%	0.04%
Ratios to Average Net Assets:
Net expenses	0.79%[4]	0.28%	0.18%	0.21%	0.29%	0.42%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.53% [4]	1.00%	1.15%	1.14%	1.08%	0.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$238,521	$395,896	$741,267	$602,780	$591,968	$495,839
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.005%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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9

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$244,348,582
Cash		61,118
Income receivable		368,490
TOTAL ASSETS		244,778,190
Liabilities:
Payable for investments purchased	$6,028,920
Payable for distribution services fee (Note 4)	93,028
Payable for other service fees (Notes 2 and 4)	24,312
Payable for investment adviser fee (Note 4)	1,502
Payable for administrative fee (Note 4)	512
Accrued expenses (Note 4)	108,809
TOTAL LIABILITIES		6,257,083
Net assets for 238,467,698 shares outstanding		$238,521,107
Net Assets Consists of:
Paid-in capital		$238,464,754
Accumulated net realized gain on investments		56,353
TOTAL NET ASSETS		$238,521,107
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$238,521,107 ÷ 238,467,698 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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10

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$1,166,284
Expenses:
Investment adviser fee (Note 4)		$293,461
Administrative fee (Note 4)		114,804
Custodian fees		9,656
Transfer agent fees		149,626
Directors'/Trustees' fees (Note 4)		1,550
Auditing fees		10,385
Legal fees		9,433
Distribution services fee (Note 4)		807,017
Other service fees (Notes 2 and 4)		366,826
Portfolio accounting fees		55,546
Share registration costs		108,146
Printing and postage		20,101
Miscellaneous (Note 4)		4,226
TOTAL EXPENSES		1,950,777
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(273,829)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(510,664)
TOTAL WAIVERS AND REIMBURSEMENTS		(784,493)
Net expenses			1,166,284
Net investment income			–
Net realized gain on investments			62,272
Change in net assets resulting from operations			$62,272
See Notes which are an integral part of the Financial Statements
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11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	62,272	344,744
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,272	344,744
Distributions to Shareholders:
Distributions from net realized gain on investments	(183,937)	(288,465)
Share Transactions:
Proceeds from sale of shares	134,378,346	440,565,740
Net asset value of shares issued to shareholders in payment of distributions declared	183,937	288,465
Cost of shares redeemed	(291,815,384)	(786,281,273)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(157,253,101)	(345,427,068)
Change in net assets	(157,374,766)	(345,370,789)
Net Assets:
Beginning of period	395,895,873	741,266,662
End of period	$238,521,107	$395,895,873
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Municipal Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income which is (exempt from federal regular income tax) consistent with stability of principal. The interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local income taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent
Semi-Annual Shareholder Report
13

market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $784,493 is disclosed in various locations in this Note 2 and Note 4.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
$366,826	$333	$285,563
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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14

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2017	Year Ended 7/31/2016
Shares sold	134,378,346	440,565,740
Shares issued to shareholders in payment of distributions declared	183,937	288,465
Shares redeemed	(291,815,384)	(786,281,273)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(157,253,101)	(345,427,068)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2017, the Adviser voluntarily waived $273,829 of its fee, and voluntarily reimbursed $26,513 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, FSC waived $198,255 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2017, FSC retained $3,648 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2017, FSSC reimbursed $333 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $210,465,000 and $175,225,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
6. Regulatory Updates
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments related to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.70	$3.98
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.22	$4.02
1	Expenses are equal to the Fund's annualized net expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board Meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.10% reduction in the stated gross investment advisory fee from 0.30% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee was September 30, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.
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Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919106
Q450814 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
R	GRTXX
Institutional	GOIXX
Service	GOSXX
Cash II	GFYXX
Cash Series	GFSXX
Capital	GOCXX
Trust	GORXX
Premier	GOFXX

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	47.6%
U.S. Government Agency Securities	43.5%
U.S. Treasury Securities	9.4%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity3schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	51.5%
8-30 Days	11.8%
31-90 Days	23.5%
91-180 Days	4.6%
181 Days or more	9.1%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—43.5%
		Government Agency—43.5%
$2,263,750,000	[1]	Federal Farm Credit System Discount Notes, 0.460%—0.940%, 2/2/2017 - 1/30/2018	$2,256,641,788
1,665,650,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.657%—0.936%, 2/1/2017 - 2/28/2017	1,665,628,294
105,000,000		Federal Farm Credit System Notes, 0.650%—1.150%, 9/8/2017 - 10/10/2017	104,932,560
5,183,210,000	[1]	Federal Home Loan Bank System Discount Notes, 0.500%—0.625%, 2/1/2017 - 6/20/2017	5,178,303,792
14,749,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.456%—0.969%, 2/1/2017 - 5/1/2017	14,748,911,841
988,565,000		Federal Home Loan Bank System Notes, 0.490%—1.000%, 2/1/2017 - 1/12/2018	988,507,637
1,969,650,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.500%—0.520%, 4/3/2017 - 5/16/2017	1,967,748,283
2,021,100,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.535%—0.979%, 2/27/2017 - 4/25/2017	2,021,089,014
559,008,000		Federal Home Loan Mortgage Corp. Notes, 0.625%—5.125%, 3/8/2017 - 12/28/2017	559,935,525
30,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.430%, 2/8/2017	29,997,492
687,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.776%—0.985%, 2/8/2017 - 4/11/2017	686,977,259
941,255,000		Federal National Mortgage Association Notes, 0.875%—1.125%, 4/27/2017 - 12/20/2017	941,008,229
377,883,475	[2]	Housing and Urban Development Floating Rate Notes, 1.198%, 2/1/2017	377,883,475
200,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.509%, 2/14/2017	199,963,239
34,920,000		Tennessee Valley Authority Notes, 5.500%, 7/18/2017	35,681,583
		TOTAL GOVERNMENT AGENCIES	31,763,210,011
		U.S. TREASURIES—9.4%
		U.S. Treasury Notes—9.4%
77,500,000	[1]	United States Treasury Bills, 0.505%, 2/2/2017	77,498,913
470,000,000	[1]	United States Treasury Bills, 0.520%, 2/9/2017	469,945,689
50,000,000	[1]	United States Treasury Bills, 0.675%, 7/20/2017	49,841,562
544,500,000		United States Treasury Notes, 0.500%—1.000%, 3/31/2017	544,527,616
829,000,000		United States Treasury Notes, 0.625%—1.875%, 8/31/2017	830,590,317
1,237,000,000		United States Treasury Notes, 0.625%—2.250%, 11/30/2017	1,244,447,660
450,000,000		United States Treasury Notes, 0.625%—2.375%, 7/31/2017	451,616,593
Semi-Annual Shareholder Report

Principal Amount		Value
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$125,000,000	United States Treasury Notes, 0.625%, 2/15/2017	$125,004,021
133,000,000	United States Treasury Notes, 0.625%, 5/31/2017	133,042,705
873,750,000	United States Treasury Notes, 0.750%—2.750%, 12/31/2017	876,616,380
70,000,000	United States Treasury Notes, 0.875%—3.000%, 2/28/2017	70,055,456
147,000,000	United States Treasury Notes, 0.875%, 4/15/2017	147,097,979
295,000,000	United States Treasury Notes, 0.875%, 5/15/2017	295,296,654
322,000,000	United States Treasury Notes, 0.875%, 7/15/2017	322,245,793
542,500,000	United States Treasury Notes, 0.875%, 11/15/2017	542,746,547
265,000,000	United States Treasury Notes, 0.875%, 1/31/2018	265,020,703
138,500,000	United States Treasury Notes, 1.875%, 10/31/2017	139,584,973
300,000,000	United States Treasury Notes, 4.750%, 8/15/2017	306,565,970
	TOTAL U.S. TREASURIES	6,891,745,531
	REPURCHASE AGREEMENTS—47.6%
700,000,000	Interest in $900,000,000 joint repurchase agreement 0.58%, dated 1/31/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $900,014,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2047 and the market value of those underlying securities was $923,603,924.	700,000,000
80,000,000	Interest in $250,000,000 joint repurchase agreement 0.59%, dated 1/31/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,004,097 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2047 and the market value of those underlying securities was $255,664,412.	80,000,000
1,400,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.53%, dated 1/27/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,176,667 on 2/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $2,040,150,168.	1,400,000,000
1,000,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.54%, dated 1/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,500,022,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $1,530,022,990.	1,000,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$200,000,000		Repurchase agreement 0.55%, dated 1/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $200,003,056 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $204,003,160.	$200,000,000
400,000,000		Interest in $800,000,000 joint repurchase agreement 0.56%, dated 1/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $800,012,444 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2047 and the market value of those underlying securities was $818,796,874.	400,000,000
340,000,000	[3]	Interest in $440,000,000 joint repurchase agreement 0.61%, dated 1/4/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $440,723,189 on 4/11/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2047 and the market value of those underlying securities was $449,125,545.	340,000,000
350,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.63%, dated 1/13/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $450,937,125 on 5/12/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/15/2056 and the market value of those underlying securities was $459,372,680.	350,000,000
50,000,000		Repurchase agreement 0.56%, dated 1/31/2017 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $50,000,778 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $51,236,955.	50,000,000
740,516,000		Interest in $910,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $910,013,903 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $937,314,321.	740,516,000
500,000,000		Repurchase agreement 0.51%, dated 1/31/2017 under which Bank of Montreal will repurchase securities provided as collateral for $500,007,083 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $510,007,251.	500,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$125,000,000		Repurchase agreement 0.55%, dated 1/31/2017 under which Bank of Montreal will repurchase securities provided as collateral for $125,001,910 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/15/2046 and the market value of those underlying securities was $128,300,470.	$125,000,000
700,000,000		Interest in $900,000,000 joint repurchase agreement 0.54%, dated 1/31/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $900,013,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $918,013,770.	700,000,000
300,000,000		Interest in $600,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $600,009,167 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2047 and the market value of those underlying securities was $612,189,007.	300,000,000
375,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.60%, dated 1/26/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,741,667 on 4/25/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2046 and the market value of those underlying securities was $510,688,971.	375,000,000
250,000,000		Repurchase agreement 0.56%, dated 1/31/2017 under which Citibank, N.A. will repurchase securities provided as collateral for $250,003,889 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/1/2050 and the market value of those underlying securities was $256,557,566.	250,000,000
750,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.55%, dated 1/26/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,106,944 on 2/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $1,022,514,706.	750,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.53%, dated 1/25/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,051,528 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $510,052,601.	250,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$250,000,000		Repurchase agreement 0.53%, dated 1/26/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $250,025,764 on 2/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2022 and the market value of those underlying securities was $255,022,606.	$250,000,000
200,000,000		Interest in $250,000,000 joint repurchase agreement 0.53%, dated 1/27/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $250,025,764 on 2/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/20/2017 and the market value of those underlying securities was $255,018,803.	200,000,000
550,000,000		Interest in $750,000,000 joint repurchase agreement 0.53%, dated 1/30/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $750,077,292 on 2/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2021 and the market value of those underlying securities was $765,022,613.	550,000,000
1,155,600,000		Interest in $1,500,000,000 joint repurchase agreement 0.54%, dated 1/31/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,022,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,530,023,036.	1,155,600,000
25,000,000		Repurchase agreement 0.53%, dated 1/31/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $25,000,368 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 4/30/2019 and the market value of those underlying securities was $25,504,491.	25,000,000
100,000,000	[3]	Repurchase agreement 0.55%, dated 1/26/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $100,076,389 on 3/17/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2044 and the market value of those underlying securities was $103,008,353.	100,000,000
9,325,000,000		Repurchase agreement 0.50%, dated 1/31/2017 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $9,325,129,514 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $9,325,129,573.	9,325,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$750,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.52%, dated 1/13/2017 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,505,556 on 2/17/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 4/15/2021 and the market value of those underlying securities was $1,020,279,965.	$750,000,000
5,000,000		Repurchase agreement 0.53%, dated 1/31/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $5,000,074 on 2/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities maturing on 9/20/2045 and the market value of those underlying securities was $5,103,326.	5,000,000
400,000,000		Repurchase agreement 0.53%, dated 1/31/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,005,889 on 2/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2047 and the market value of those underlying securities was $412,000,976.	400,000,000
600,000,000		Repurchase agreement 0.54%, dated 1/31/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $600,009,000 on 2/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2022 and the market value of those underlying securities was $610,099,342.	600,000,000
250,000,000		Repurchase agreement 0.54%, dated 1/31/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,003,750 on 2/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $252,822,009.	250,000,000
149,000,000		Repurchase agreement 0.54%, dated 1/31/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $149,002,235 on 2/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2046 and the market value of those underlying securities was $153,470,975.	149,000,000
100,000,000	[3]	Interest in $150,000,000 joint repurchase agreement 0.56%, dated 1/24/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $150,018,667 on 2/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2046 and the market value of those underlying securities was $154,518,024.	100,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$100,000,000	[3]	Repurchase agreement 0.67%, dated 10/3/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,111,667 on 3/14/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2045 and the market value of those underlying securities was $103,036,007.	$100,000,000
100,000,000	[3]	Repurchase agreement 0.67%, dated 11/22/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,111,667 on 3/14/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2044 and the market value of those underlying securities was $103,034,551.	100,000,000
100,000,000	[3]	Repurchase agreement 0.68%, dated 8/29/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,111,444 on 3/24/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $103,013,959.	100,000,000
150,000,000	[3]	Repurchase agreement 0.68%, dated 9/2/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $150,167,167 on 3/31/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2045 and the market value of those underlying securities was $154,503,470.	150,000,000
86,765,000		Repurchase agreement 0.54%, dated 1/31/2017 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $86,766,301 on 2/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 4/15/2021 and the market value of those underlying securities was $88,501,575.	86,765,000
450,000,000		Repurchase agreement 0.57%, dated 1/31/2017 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,007,125 on 2/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2054 and the market value of those underlying securities was $463,502,788.	450,000,000
874,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,015,278 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2066 and the market value of those underlying securities was $1,028,840,463.	874,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$497,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.62%, dated 1/12/2017 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $500,275,556 on 2/13/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2053 and the market value of those underlying securities was $512,427,074.	$497,000,000
200,000,000		Interest in $550,000,000 joint repurchase agreement 0.54%, dated 1/31/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,008,250 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $561,008,460.	200,000,000
272,877,000		Interest in $550,000,000 joint repurchase agreement 0.56%, dated 1/31/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,008,556 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2054 and the market value of those underlying securities was $565,974,803.	272,877,000
550,000,000		Interest in $850,000,000 joint repurchase agreement 0.53%, dated 1/26/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $850,087,597 on 2/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $867,076,677.	550,000,000
803,957,000		Interest in $2,450,000,000 joint repurchase agreement 0.56%, dated 1/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,038,111 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2062 and the market value of those underlying securities was $2,511,277,889.	803,957,000
154,105,000		Repurchase agreement 0.57%, dated 1/31/2017 under which Prudential Insurance Co. of America, will repurchase securities provided as collateral for $154,107,440 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $156,880,336.	154,105,000
259,900,000		Repurchase agreement 0.56%, dated 1/31/2017 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $259,904,043 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $264,251,938.	259,900,000
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$400,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.57%, dated 12/21/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,720,417 on 3/22/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2046 and the market value of those underlying securities was $511,601,453.	$400,000,000
400,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.58%, dated 12/15/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,733,056 on 3/16/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2047 and the market value of those underlying securities was $510,938,997.	400,000,000
400,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.58%, dated 12/15/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,733,056 on 3/16/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2046 and the market value of those underlying securities was $512,127,257.	400,000,000
250,000,000		Interest in $400,000,000 joint repurchase agreement 0.53%, dated 1/25/2017 under which Royal Bank of Canada, Toronto will repurchase securities provided as collateral for $400,041,222 on 2/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2046 and the market value of those underlying securities was $408,042,048.	250,000,000
500,000,000		Interest in $600,000,000 joint repurchase agreement 0.53%, dated 1/26/2017 under which Royal Bank of Canada, Toronto will repurchase securities provided as collateral for $600,061,833 on 2/2/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2046 and the market value of those underlying securities was $612,063,071.	500,000,000
1,000,000,000		Repurchase agreement 0.54%, dated 1/31/2017 under which Royal Bank of Scotland will repurchase securities provided as collateral for $1,000,015,000 on 2/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,020,003,468.	1,000,000,000
200,000,000		Repurchase agreement 0.53%, dated 1/25/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $200,020,611 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2047 and the market value of those underlying securities was $204,058,849.	200,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$700,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 0.55%, dated 1/10/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $900,880,000 on 3/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $918,308,607.	$700,000,000
950,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $1,250,133,681 on 2/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2047 and the market value of those underlying securities was $1,275,020,963.	950,000,000
400,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.55%, dated 1/9/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,481,250 on 3/13/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $510,179,208.	400,000,000
225,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 0.59%, dated 1/20/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $300,442,500 on 4/20/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2043 and the market value of those underlying securities was $306,143,452.	225,000,000
200,000,000		Repurchase agreement 0.56%, dated 1/31/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $200,021,778 on 2/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2046 and the market value of those underlying securities was $204,003,174.	200,000,000
50,000,000		Repurchase agreement 0.55%, dated 1/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $50,000,764 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/17/2029 and the market value of those underlying securities was $51,001,547.	50,000,000
1,305,000,000		Interest in $2,530,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,530,038,653 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $2,582,799,066.	1,305,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$250,000,000		Repurchase agreement 0.55%, dated 1/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,003,819 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2046 and the market value of those underlying securities was $255,003,896.	$250,000,000
300,000,000	[3]	Interest in $475,000,000 joint repurchase agreement 0.55%, dated 1/6/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $475,224,965 on 2/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $484,692,454.	300,000,000
300,000,000	[3]	Interest in $420,000,000 joint repurchase agreement 0.56%, dated 1/17/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $420,196,000 on 2/16/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2055 and the market value of those underlying securities was $432,700,940.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	34,798,720,000
		TOTAL INVESTMENTS—100.5% (AT AMORTIZED COST)[4]	73,453,675,542
		OTHER ASSETS AND LIABILITIES - NET— (0.5)%[5]	(333,654,640)
		TOTAL NET ASSETS—100%	$73,120,020,902
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronym is used throughout this portfolio:
LLC—Limited Liability Corporation
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Period Ended 7/31/2016[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.49%[5]	0.42%[5]
Net investment income	0.01%[5]	0.01%[5]
Expense waiver/reimbursement[6]	0.80%[5]	0.85%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,278	$11
1	Reflects operations for the period from February 1, 2016 (date of initial investment) to July 31, 2016.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.15%	0.13%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.18%[3]	0.19%	0.11%	0.09%	0.17%	0.16%
Net investment income	0.30%[3]	0.13%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.16%[3]	0.15%	0.18%	0.19%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,076,620	$23,378,298	$13,982,870	$20,822,025	$20,861,776	$22,433,579
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.41%[3]	0.30%	0.11%	0.09%	0.17%	0.16%
Net investment income	0.06%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.15%[3]	0.27%	0.43%	0.44%	0.36%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,689,856	$7,620,524	$8,429,371	$7,659,830	$6,928,513	$6,370,823
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2,3]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	0.01%	0.01%	0.00%[5]
Ratios to Average Net Assets:
Net expenses	0.47%[6]	0.39%	0.14%[6]
Net investment income	0.01%[6]	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.51%[6]	0.58%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$521,083	$610,317	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Per share numbers have been calculated using the average share method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.45%[5]	0.32%	0.14%[5]
Net investment income	0.01%[5]	0.01%	0.01%[5]
Expense waiver/reimbursement[6]	0.78%[5]	0.92%	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$237,277	$350,278	$23,170
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.10%	0.06%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.28%[3]	0.25%	0.11%	0.09%	0.17%	0.16%
Net investment income	0.20%[3]	0.06%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.15%[3]	0.18%	0.28%	0.29%	0.21%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,770,818	$995,373	$773,154	$951,188	$1,320,027	$1,148,641
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.47%[3]	0.30%	0.12%	0.09%	0.17%	0.16%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.36%[3]	0.54%	0.68%	0.69%	0.61%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,258,369	$1,080,216	$927,475	$738,550	$643,644	$591,070
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.002	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.002)	(0.002)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.002)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.17%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses	0.13%[4]	0.16%	0.14%[4]
Net investment income	0.35%[4]	0.20%	0.01%[4]
Expense waiver/reimbursement[5]	0.15%[4]	0.13%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$31,560,721	$11,385,203	$1,863,335
1	Reflects operations for the period from January 6, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Investment in repurchase agreements	$34,798,720,000
Investment in securities	38,654,955,542
Total investment in securities, at amortized cost and fair value		$73,453,675,542
Cash		183,876
Income receivable		40,836,158
Receivable for investments sold		100,392,522
Receivable for shares sold		52,440,591
TOTAL ASSETS		73,647,528,689
Liabilities:
Payable for investments purchased	451,857,118
Payable for shares redeemed	53,977,282
Income distribution payable	16,099,855
Payable to adviser (Note 4)	124,168
Payable for administrative fee (Note 4)	156,848
Payable for Directors'/Trustees' fees (Note 4)	25,782
Payable for distribution services fee (Note 4)	534,047
Payable for other service fees (Notes 2 and 4)	3,706,008
Accrued expenses (Note 4)	1,026,679
TOTAL LIABILITIES		527,507,787
Net assets for 73,119,881,882 shares outstanding		$73,120,020,902
Net Assets Consist of:
Paid-in capital		$73,119,893,077
Accumulated net realized gain on investments		126,982
Undistributed net investment income		843
TOTAL NET ASSETS		$73,120,020,902
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$5,277,975 ÷ 5,277,964 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$28,076,619,688 ÷ 28,076,566,309 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$8,689,855,917 ÷ 8,689,839,395 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$521,082,564 ÷ 521,081,573 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$237,276,774 ÷ 237,276,323 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$2,770,818,090 ÷ 2,770,812,814 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,258,368,684 ÷ 1,258,366,291 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$31,560,721,210 ÷ 31,560,661,213 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$162,866,943
Expenses:
Investment adviser fee (Note 4)		$68,075,762
Administrative fee (Note 4)		26,636,375
Custodian fees		972,703
Transfer agent fee (Note 2)		2,577,005
Directors'/Trustees' fees (Note 4)		202,052
Auditing fees		11,811
Legal fees		6,420
Portfolio accounting fees		140,560
Distribution services fee (Note 4)		3,705,438
Other service fees (Notes 2 and 4)		22,160,905
Share registration costs		136,816
Printing and postage		84,421
Miscellaneous (Note 4)		127,084
TOTAL EXPENSES		124,837,352
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(51,442,598)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(4,266,871)
TOTAL WAIVERS AND REIMBURSEMENTS		(55,709,469)
Net expenses			69,127,883
Net investment income			93,739,060
Net realized gain on investments			260,032
Change in net assets resulting from operations			$93,999,092
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$93,739,060	$32,821,754
Net realized gain on investments	260,032	144,546
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	93,999,092	32,966,300
Distributions to Shareholders:
Distributions from net investment income
Class R Shares	(189)	—
Institutional Shares	(40,934,779)	(22,040,624)
Service Shares	(2,745,125)	(827,714)
Cash II Shares	(32,761)	(28,308)
Cash Series Shares	(17,263)	(33,833)
Capital Shares	(2,361,860)	(509,733)
Trust Shares	(60,557)	(82,338)
Premier Shares	(47,611,874)	(9,266,635)
Distributions from net realized gain on investments
Class R Shares	(8)	—
Institutional Shares	(90,492)	(42,313)
Service Shares	(28,513)	(22,905)
Cash II Shares	(2,141)	—
Cash Series Shares	(1,289)	(800)
Capital Shares	(6,116)	(2,235)
Trust Shares	(3,880)	(2,364)
Premier Shares	(79,652)	(7,660)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(93,976,499)	(32,867,462)
Share Transactions:
Proceeds from sale of shares	220,538,913,353	218,615,571,287
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Government Cash Series	—	404,634,851
Net asset value of shares issued to shareholders in payment of distributions declared	30,682,597	9,069,733
Cost of shares redeemed	(192,869,819,396)	(199,816,526,766)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,699,776,554	19,212,749,105
Change in net assets	27,699,799,147	19,212,847,943
Net Assets:
Beginning of period	45,420,221,755	26,207,373,812
End of period (including undistributed net investment income of $843 and $26,191, respectively)	$73,120,020,902	$45,420,221,755
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On December 11, 2015, the Fund acquired all of the net assets of Federated Government Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, were as follows:
Net investment income*	$ 32,838,155
Net realized gain on investments	$ 145,650
Net increase in net assets resulting from operations	$ 32,983,805
*	Net investment income includes $16,404 of pro forma additional expenses.
For every one share of the Acquired Fund exchanged, a shareholder received one share of the Fund's Cash II Shares.
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The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
404,634,851	$404,634,851	$28,365,086,206	$28,769,721,057
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee“) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
Semi-Annual Shareholder Report

agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $55,709,469 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class R Shares	$4,709	$(4,689)
Institutional Shares	168,193	(16,699)
Service Shares	1,480,004	—
Cash II Shares	290,189	(3,321)
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	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Cash Series Shares	180,951	(19,426)
Capital Shares	11,994	—
Trust Shares	249,420	—
Premier Shares	191,545	(51,401)
TOTAL	$2,577,005	$(95,536)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class R Shares	$4,679	$—	$(4,679)
Institutional Shares	6,560,349	(610,194)	–
Service Shares	11,078,577	(35,706)	(34,515)
Cash II Shares	819,884	(25,582)	(789,037)
Cash Series Shares	431,428	—	(431,428)
Capital Shares	1,753,195	—	—
Trust Shares	1,512,793	(28,337)	(1,198,880)
TOTAL	$22,160,905	$(699,819)	$(2,458,539)
For the six months ended January 31, 2017, the Fund's Premier Shares did not incur other service fees, however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Period Ended[1] 7/31/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	6,633,554	$6,633,554	14,025	$14,025
Shares issued to shareholders in payment of distributions declared	197	197	—	—
Shares redeemed	(1,367,200)	(1,367,200)	(2,612)	(2,612)
NET CHANGE RESULTING FROM R SHARE TRANSACTIONS	5,266,551	$5,266,551	11,413	$ 11,413

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	83,117,204,582	$83,117,204,582	104,552,654,185	$104,552,647,168
Shares issued to shareholders in payment of distributions declared	12,657,837	12,657,837	6,167,697	6,167,697
Shares redeemed	(78,431,534,246)	(78,431,534,246)	(95,163,439,845)	(95,163,439,845)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,698,328,173	$4,698,328,173	9,395,382,037	$9,395,375,020
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	14,774,309,256	$14,774,309,256	19,623,676,497	$ 19,623,677,126
Shares issued to shareholders in payment of distributions declared	831,409	831,409	309,884	309,884
Shares redeemed	(13,705,805,961)	(13,705,805,961)	(20,432,850,157)	(20,432,850,157)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,069,334,704	$1,069,334,704	(808,863,776)	$(808,863,147)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	693,164,339	$693,164,339	747,877,264	$ 747,877,520
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Government Cash Series	-	-	404,634,851	404,634,851
Shares issued to shareholders in payment of distributions declared	33,413	33,413	28,242	28,242
Shares redeemed	(782,431,810)	(782,431,810)	(542,224,826)	(542,224,826)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(89,234,058)	$(89,234,058)	610,315,531	$610,315,787

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	483,303,862	$483,303,862	1,067,107,196	$ 1,067,107,087
Shares issued to shareholders in payment of distributions declared	18,540	18,540	34,628	34,628
Shares redeemed	(596,323,598)	(596,323,598)	(948,033,023)	(948,033,023)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(113,001,196)	$(113,001,196)	119,108,801	$119,108,692

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,209,858,692	$5,209,858,692	2,687,736,649	$ 2,687,737,079
Shares issued to shareholders in payment of distributions declared	1,261,270	1,261,270	304,999	304,999
Shares redeemed	(3,435,677,737)	(3,435,677,737)	(2,465,824,661)	(2,465,824,661)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,775,442,225	$1,775,442,225	222,216,987	$222,217,417
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,630,804,857	$1,630,804,857	2,163,905,063	$ 2,163,905,790
Shares issued to shareholders in payment of distributions declared	7,547	7,547	15,197	15,197
Shares redeemed	(1,452,659,404)	(1,452,659,404)	(2,011,181,671)	(2,011,181,671)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	178,153,000	$178,153,000	152,738,589	$152,739,316

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	114,623,634,209	$114,623,634,209	87,772,600,408	$ 87,772,605,492
Shares issued to shareholders in payment of distributions declared	15,872,386	15,872,386	2,209,086	2,209,086
Shares redeemed	(94,464,019,440)	(94,464,019,440)	(78,252,969,971)	(78,252,969,971)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	20,175,487,155	$20,175,487,155	9,521,839,523	$ 9,521,844,607
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	27,699,776,554	$27,699,776,554	19,212,749,105	$19,212,749,105
1	Reflects operations for the period from February 1, 2016 (date of initial investment) to July 31, 2016.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the Adviser voluntarily waived $51,442,598 of its fee and voluntarily reimbursed $95,536 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$9,379	$(2,769)
Cash II Shares	1,147,838	(347,598)
Cash Series Shares	1,035,426	(637,318)
Trust Shares	1,512,795	(25,292)
TOTAL	$3,705,438	$(1,012,977)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Other Service Fees
For the six months ended January 31, 2017, FSSC received $1,334 and reimbursed $699,819 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares and (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 0.20%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,627,597,254 and $347,987,433, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
6. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,000.10	$2.47[2]
Institutional Shares	$1,000	$1,001.50	$0.91[3]
Service Shares	$1,000	$1,000.30	$2.07
Cash II Shares	$1,000	$1,000.10	$2.37[4]
Cash Series Shares	$1,000	$1,000.10	$2.27[5]
Capital Shares	$1,000	$1,000.10	$1.41
Trust Shares	$1,000	$1,000.10	$2.37[6]
Premier Shares	$1,000	$1,001.70	$0.66[7]
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,022.70	$2.50[2]
Institutional Shares	$1,000	$1,024.30	$0.92[3]
Service Shares	$1,000	$1,023.10	$2.09
Cash II Shares	$1,000	$1,022.80	$2.40[4]
Cash Series Shares	$1,000	$1,022.90	$2.29[5]
Capital Shares	$1,000	$1,023.80	$1.43
Trust Shares	$1,000	$1,022.80	$2.40[6]
Premier Shares	$1,000	$1,024.50	$0.66[7]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class R Shares	0.49%
Institutional Shares	0.18%
Service Shares	0.41%
Cash II Shares	0.47%
Cash Series Shares	0.45%
Capital Shares	0.28%
Trust Shares	0.47%
Premier Shares	0.13%
Semi-Annual Shareholder Report

2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.80 and $5.86, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.85% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.29 and $4.33, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.29 and $5.35, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
7	Actual and Hypothetical expenses paid during the period utilizing the Fund's Premier Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.76 and $0.77, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Government Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Semi-Annual Shareholder Report

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
Q450196 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Automated	GOAXX
Institutional	GOTXX
Service	GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	73.4%
U.S. Treasury Securities	31.5%
Other Assets and Liabilities—Net[2]	(4.9)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	20.4%
8-30 Days	31.6%
31-90 Days	37.3%
91-180 Days	11.8%
181 Days or more	3.8%
Other Assets and Liabilities—Net[2]	(4.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—73.4%
$119,990,000		Federal Farm Credit System Notes, 0.50% - 0.85%, 4/21/2017 - 11/21/2017	$119,948,694
773,000,000	[1]	Federal Farm Credit System Discount Notes, 0.49% - 0.81%, 2/2/2017 - 10/31/2017	771,071,762
1,194,880,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.651% - 0.977%, 2/7/2017 - 4/27/2017	1,195,199,986
145,500,000		Federal Home Loan Bank System Notes, 0.75% - 1.00%, 3/9/2017 - 6/9/2017	145,641,371
1,829,185,000	[1]	Federal Home Loan Bank System Discount Notes, 0.40% - 0.56%, 2/1/2017 - 5/26/2017	1,827,742,445
773,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.656% - 0.921%, 2/2/2017 4/5/2017	773,561,256
9,022,000		Tennessee Valley Authority, 6.25%, 12/15/2017	9,429,321
50,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.50%, 2/14/2017	49,990,972
		TOTAL GOVERNMENT AGENCIES	4,892,585,807
		U.S. TREASURY—31.5%
52,000,000		United States Treasury Bills, 0.43%, 3/2/2017	51,981,988
465,500,000		United States Treasury Bills, 0.45% - 0.51%, 2/2/2017	465,494,144
86,000,000		United States Treasury Bills, 0.495% - 0.50%, 3/23/2017	85,940,507
100,000,000		United States Treasury Bills, 0.555%, 3/30/2017	99,912,125
375,000,000	[2]	United States Treasury Floating Rate Notes, 0.59%, 2/7/2017	375,051,557
222,000,000		United States Treasury Notes, 0.50% - 0.875%, 4/30/2017	222,152,138
436,000,000		United States Treasury Notes, 0.50% - 3.00%, 2/28/2017	436,478,302
157,000,000		United States Treasury Notes, 0.625%, 5/31/2017	156,991,229
100,000,000		United States Treasury Notes, 0.75%, 3/15/2017	100,026,173
50,000,000		United States Treasury Notes, 0.75%, 6/30/2017	50,012,050
60,000,000		United States Treasury Notes, 0.875%, 4/15/2017	60,040,838
		TOTAL U.S. TREASURY	2,104,081,051
		TOTAL INVESTMENTS—104.9% (AT AMORTIZED COST)[3]	6,996,666,858
		OTHER ASSETS AND LIABILITIES - NET—(4.9)%[4]	(327,408,702)
		TOTAL NET ASSETS—100%	$6,669,258,156
1	Discount rate at time of purchase.
2	Floating rate note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.001	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.001)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.46%[5]	0.37%[6]	0.09%[5]
Net investment income	0.03%[5]	0.01%	0.01%[5]
Expense waiver/reimbursement[7]	0.13%[5]	0.24%	0.55%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$242,075	$190,937	$0[8]
1	Reflects operations for the period July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.005%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangement. The net expense ratio for the year ended July 31, 2016 was 0.37% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001[1]	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001[1]	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)[1]	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)[1]	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.14%	0.13%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.19%[4]	0.09%[4]	0.08%[4]	0.13%[4]	0.10%[4]
Net investment income	0.28%[3]	0.13%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[3]	0.10%	0.20%	0.21%	0.16%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,460,540	$2,861,313	$2,672,599	$2,849,186	$3,132,447	$4,442,693
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.19%, 0.09%, 0.08%, 0.13%, and 0.10% for the years ended July 31, 2016, 2015, 2014, 2013, and 2012, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.44%[3]	0.30%[4]	0.09%[4]	0.08%[4]	0.12%[4]	0.10%[4]
Net investment income	0.04%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.10%[3]	0.24%	0.45%	0.46%	0.41%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,966,643	$2,693,327	$2,626,353	$2,577,908	$2,460,585	$2,328,706
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.30%, 0.09%, 0.08%, 0.12% and 0.10% for the years ended July 31, 2016, 2015, 2014, 2013 and 2012 respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$6,996,666,858
Cash		810,313
Income receivable		6,356,539
Receivable for shares sold		55,856
TOTAL ASSETS		7,003,889,566
Liabilities:
Payable for investments purchased	$332,306,571
Income distribution payable	1,118,509
Payable for shares redeemed	349,424
Payable for other service fees (Notes 2 and 4)	663,840
Payable for investment adviser fee (Note 4)	20,921
Payable for administrative fee (Note 4)	14,307
Payable for Directors'/Trustees' fees (Note 4)	149
Accrued expenses (Note 4)	157,689
TOTAL LIABILITIES		334,631,410
Net assets for 6,669,221,396 shares outstanding		$6,669,258,156
Net Assets Consists of:
Paid-in capital		$6,669,230,774
Accumulated net realized gain on investments		27,382
TOTAL NET ASSETS		$6,669,258,156
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$242,074,786 ÷ 242,073,569 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,460,540,446 ÷ 3,460,519,888 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,966,642,924 ÷ 2,966,627,939 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$14,910,562
Expenses:
Investment adviser fee (Note 4)		$6,120,594
Administrative fee (Note 4)		2,394,744
Custodian fees		101,773
Transfer agent fees		117,746
Directors'/Trustees' fees (Note 4)		24,274
Auditing fees		11,275
Legal fees		5,745
Other service fees (Notes 2 and 4)		3,537,354
Portfolio accounting fees		91,488
Share registration costs		48,067
Printing and postage		15,848
Miscellaneous (Note 4)		42,918
TOTAL EXPENSES		12,511,826
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(2,643,602)
Waiver/reimbursements of other operating expenses (Notes 2 and 4)	(203,875)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,847,477)
Net expenses			9,664,349
Net investment income			5,246,213
Net realized gain on investments			108,909
Change in net assets resulting from operations			$5,355,122
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,246,213	$4,030,994
Net realized gain on investments	108,909	120,254
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,355,122	4,151,248
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(25,369)	(12,638)
Institutional Shares	(4,629,035)	(3,757,967)
Service Shares	(591,809)	(260,389)
Distributions from net realized gain on investments
Automated Shares	(6,145)	(659)
Institutional Shares	(102,144)	(48,854)
Service Shares	(81,047)	(45,441)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,435,549)	(4,125,948)
Share Transactions:
Proceeds from sale of shares	11,273,125,643	15,764,127,233
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves Fund	—	96,176,155
Net asset value of shares issued to shareholders in payment of distributions declared	1,527,323	1,460,013
Cost of shares redeemed	(10,350,891,099)	(15,415,163,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	923,761,867	446,599,877
Change in net assets	923,681,440	446,625,177
Net Assets:
Beginning of period	5,745,576,716	5,298,951,539
End of period	$6,669,258,156	$5,745,576,716
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act..
On December 18, 2015, the Fund acquired all of the net assets of Federated Automated Government Cash Reserves (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Automated Shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and Automated Shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Service Shares exchanged, a shareholder of the Acquired Fund received one Automated Share of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Automated Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
96,176,155	$ 96,176,155	$ 5,556,748,356	$ 5,652,924,511
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Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, are as follows:
Net investment income*	$4,038,306
Net realized gain on investments	$120,551
Net increase in net assets resulting from operations	$4,158,857
*	Net investment income reflects $7,312 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
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Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares and Service Shares may bear other service fees unique to those classes.
The detail of the total fund expense waivers and reimbursements of $2,847,477 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$62,182	$—
Institutional Shares	30,819	(3)
Service Shares	24,745	—
TOTAL	$117,746	$(3)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$242,033	$(15,272)	$(32,345)
Service Shares	3,295,321	(32,768)	(123,487)
TOTAL	$3,537,354	$(48,040)	$(155,832)
For the six months ended January 31, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The
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Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	348,341,641	$348,341,641	294,013,501	$294,013,501
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves	—	—	96,176,155	96,176,155
Shares issued to shareholders in payment of distributions declared	27,968	27,968	12,213	12,213
Shares redeemed	(297,229,023)	(297,229,023)	(199,268,986)	(199,268,986)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	51,140,586	$51,140,586	190,932,883	$190,932,883

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,197,922,291	$7,197,922,291	8,558,715,642	$8,558,715,642
Shares issued to shareholders in payment of distributions declared	1,466,028	1,466,028	1,416,630	1,416,630
Shares redeemed	(6,600,118,712)	(6,600,118,712)	(8,371,431,419)	(8,371,431,419)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	599,269,607	$599,269,607	188,700,853	$188,700,853
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,726,861,711	$3,726,861,711	6,911,398,090	$6,911,398,090
Shares issued to shareholders in payment of distributions declared	33,327	33,327	31,170	31,170
Shares redeemed	(3,453,543,364)	(3,453,543,364)	(6,844,463,119)	(6,844,463,119)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	273,351,674	$273,351,674	66,966,141	$66,966,141
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	923,761,867	$923,761,867	446,599,877	$446,599,877
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the Adviser voluntarily waived $2,643,602 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense,
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extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $344 and reimbursed $48,040 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $868,877,599 and $620,028,973, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
6. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.20	$2.32[2]
Institutional Shares	$1,000	$1,001.40	$1.01
Service Shares	$1,000	$1,000.20	$2.22
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.89	$2.35[2]
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,022.99	$2.24
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.46%
Institutional Shares	0.20%
Service Shares	0.44%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.77 and $2.80, respectively.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure
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requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
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exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report
21

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report
22

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
23

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
24

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
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Notes
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Notes
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Notes
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Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
38172 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Institutional	GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	73.4%
U.S. Treasury Securities	31.5%
Other Assets and Liabilities—Net[2]	(4.9)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	20.4%
8-30 Days	31.6%
31-90 Days	37.3%
91-180 Days	11.8%
181 Days or more	3.8%
Other Assets and Liabilities—Net[2]	(4.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—73.4%
$119,990,000		Federal Farm Credit System Notes, 0.50% - 0.85%, 4/21/2017 - 11/21/2017	$119,948,694
773,000,000	[1]	Federal Farm Credit System Discount Notes, 0.49% - 0.81%, 2/2/2017 - 10/31/2017	771,071,762
1,194,880,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.651% - 0.977%, 2/7/2017 - 4/27/2017	1,195,199,986
145,500,000		Federal Home Loan Bank System Notes, 0.75% - 1.00%, 3/9/2017 - 6/9/2017	145,641,371
1,829,185,000	[1]	Federal Home Loan Bank System Discount Notes, 0.40% - 0.56%, 2/1/2017 - 5/26/2017	1,827,742,445
773,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.656% - 0.921%, 2/2/2017 4/5/2017	773,561,256
9,022,000		Tennessee Valley Authority, 6.25%, 12/15/2017	9,429,321
50,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.50%, 2/14/2017	49,990,972
		TOTAL GOVERNMENT AGENCIES	4,892,585,807
		U.S. TREASURY—31.5%
52,000,000		United States Treasury Bills, 0.43%, 3/2/2017	51,981,988
465,500,000		United States Treasury Bills, 0.45% - 0.51%, 2/2/2017	465,494,144
86,000,000		United States Treasury Bills, 0.495% - 0.50%, 3/23/2017	85,940,507
100,000,000		United States Treasury Bills, 0.555%, 3/30/2017	99,912,125
375,000,000	[2]	United States Treasury Floating Rate Notes, 0.59%, 2/7/2017	375,051,557
222,000,000		United States Treasury Notes, 0.50% - 0.875%, 4/30/2017	222,152,138
436,000,000		United States Treasury Notes, 0.50% - 3.00%, 2/28/2017	436,478,302
157,000,000		United States Treasury Notes, 0.625%, 5/31/2017	156,991,229
100,000,000		United States Treasury Notes, 0.75%, 3/15/2017	100,026,173
50,000,000		United States Treasury Notes, 0.75%, 6/30/2017	50,012,050
60,000,000		United States Treasury Notes, 0.875%, 4/15/2017	60,040,838
		TOTAL U.S. TREASURY	2,104,081,051
		TOTAL INVESTMENTS—104.9% (AT AMORTIZED COST)[3]	6,996,666,858
		OTHER ASSETS AND LIABILITIES - NET—(4.9)%[4]	(327,408,702)
		TOTAL NET ASSETS—100%	$6,669,258,156
1	Discount rate at time of purchase.
2	Floating rate note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001[1]	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001[1]	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)[1]	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)[1]	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.14%	0.13%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.19%[4]	0.09%[4]	0.08%[4]	0.13%[4]	0.10%[4]
Net investment income	0.28%[3]	0.13%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[3]	0.10%	0.20%	0.21%	0.16%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,460,540	$2,861,313	$2,672,599	$2,849,186	$3,132,447	$4,442,693
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.19%, 0.09%, 0.08%, 0.13%, and 0.10% for the years ended July 31, 2016, 2015, 2014, 2013, and 2012, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$6,996,666,858
Cash		810,313
Income receivable		6,356,539
Receivable for shares sold		55,856
TOTAL ASSETS		7,003,889,566
Liabilities:
Payable for investments purchased	$332,306,571
Income distribution payable	1,118,509
Payable for shares redeemed	349,424
Payable for other service fees (Notes 2 and 4)	663,840
Payable for investment adviser fee (Note 4)	20,921
Payable for administrative fee (Note 4)	14,307
Payable for Directors'/Trustees' fees (Note 4)	149
Accrued expenses (Note 4)	157,689
TOTAL LIABILITIES		334,631,410
Net assets for 6,669,221,396 shares outstanding		$6,669,258,156
Net Assets Consists of:
Paid-in capital		$6,669,230,774
Accumulated net realized gain on investments		27,382
TOTAL NET ASSETS		$6,669,258,156
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$242,074,786 ÷ 242,073,569 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,460,540,446 ÷ 3,460,519,888 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,966,642,924 ÷ 2,966,627,939 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$14,910,562
Expenses:
Investment adviser fee (Note 4)		$6,120,594
Administrative fee (Note 4)		2,394,744
Custodian fees		101,773
Transfer agent fees		117,746
Directors'/Trustees' fees (Note 4)		24,274
Auditing fees		11,275
Legal fees		5,745
Other service fees (Notes 2 and 4)		3,537,354
Portfolio accounting fees		91,488
Share registration costs		48,067
Printing and postage		15,848
Miscellaneous (Note 4)		42,918
TOTAL EXPENSES		12,511,826
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(2,643,602)
Waiver/reimbursements of other operating expenses (Notes 2 and 4)	(203,875)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,847,477)
Net expenses			9,664,349
Net investment income			5,246,213
Net realized gain on investments			108,909
Change in net assets resulting from operations			$5,355,122
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,246,213	$4,030,994
Net realized gain on investments	108,909	120,254
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,355,122	4,151,248
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(25,369)	(12,638)
Institutional Shares	(4,629,035)	(3,757,967)
Service Shares	(591,809)	(260,389)
Distributions from net realized gain on investments
Automated Shares	(6,145)	(659)
Institutional Shares	(102,144)	(48,854)
Service Shares	(81,047)	(45,441)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,435,549)	(4,125,948)
Share Transactions:
Proceeds from sale of shares	11,273,125,643	15,764,127,233
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves Fund	—	96,176,155
Net asset value of shares issued to shareholders in payment of distributions declared	1,527,323	1,460,013
Cost of shares redeemed	(10,350,891,099)	(15,415,163,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	923,761,867	446,599,877
Change in net assets	923,681,440	446,625,177
Net Assets:
Beginning of period	5,745,576,716	5,298,951,539
End of period	$6,669,258,156	$5,745,576,716
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Automated Shares and Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On December 18, 2015, the Fund acquired all of the net assets of Federated Automated Government Cash Reserves (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Automated Shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and Automated Shares issued by the Fund were recorded at fair value; however; the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Service Shares exchanged, a shareholder of the Acquired Fund received one Automated Share of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Automated Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
96,176,155	$ 96,176,155	$ 5,556,748,356	$ 5,652,924,511
Semi-Annual Shareholder Report
8

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, are as follows:
Net investment income*	$4,038,306
Net realized gain on investments	$120,551
Net increase in net assets resulting from operations	$4,158,857
*	Net investment income reflects $7,312 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Semi-Annual Shareholder Report
9

Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares and Service Shares may bear other service fees unique to those classes.
The detail of the total fund expense waivers and reimbursements of $2,847,477 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$62,182	$—
Institutional Shares	30,819	(3)
Service Shares	24,745	—
TOTAL	$117,746	$(3)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$242,033	$(15,272)	$(32,345)
Service Shares	3,295,321	(32,768)	(123,487)
TOTAL	$3,537,354	$(48,040)	$(155,832)
For the six months ended January 31, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The
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Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	348,341,641	$348,341,641	294,013,501	$294,013,501
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves	—	—	96,176,155	96,176,155
Shares issued to shareholders in payment of distributions declared	27,968	27,968	12,213	12,213
Shares redeemed	(297,229,023)	(297,229,023)	(199,268,986)	(199,268,986)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	51,140,586	$51,140,586	190,932,883	$190,932,883

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,197,922,291	$7,197,922,291	8,558,715,642	$8,558,715,642
Shares issued to shareholders in payment of distributions declared	1,466,028	1,466,028	1,416,630	1,416,630
Shares redeemed	(6,600,118,712)	(6,600,118,712)	(8,371,431,419)	(8,371,431,419)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	599,269,607	$599,269,607	188,700,853	$188,700,853
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,726,861,711	$3,726,861,711	6,911,398,090	$6,911,398,090
Shares issued to shareholders in payment of distributions declared	33,327	33,327	31,170	31,170
Shares redeemed	(3,453,543,364)	(3,453,543,364)	(6,844,463,119)	(6,844,463,119)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	273,351,674	$273,351,674	66,966,141	$66,966,141
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	923,761,867	$923,761,867	446,599,877	$446,599,877
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the Adviser voluntarily waived $2,643,602 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense,
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extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $344 and reimbursed $48,040 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $868,877,599 and $620,028,973, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
6. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,001.40	$1.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$1.02
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2016
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure
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requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
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exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
34481 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Institutional	MMPXX
Service	MMSXX
Capital	MMLXX
Eagle	MMMXX

Federated Institutional Money Market Management
(formerly, Federated Money Market Management)
Fund Established 1974

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	17.4%
Commercial Paper and Notes	5.1%
Other Repurchase Agreements and Repurchase Agreements	77.5%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	100.0%[5]
8 to 30 Days	0.0%
31 to 90 Days	0.0%
91 to 180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, collateralized loan agreements, commercial paper, corporate bonds and loan participations with interest rates that are fixed or that reset periodically.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 82.7% of the Fund's portfolio.
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Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		COMMERCIAL PAPER—5.1%[1]
		Finance - Commercial—5.1%
$14,600,000	[2,3]	Atlantic Asset Securitization LLC, 0.570%, 2/1/2017	$14,600,000
		NOTES - VARIABLE—17.4%[4]
		Finance - Banking—14.2%
9,920,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 0.750%, 2/2/2017	9,920,000
8,000,000		Michigan State Housing Development Authority, (Series 2007C), (JPMorgan Chase Bank, N.A. LIQ), 0.720%, 2/1/2017	8,000,000
7,490,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 0.750%, 2/2/2017	7,490,000
800,000		Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.670%, 2/2/2017	800,000
8,930,000		Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.710%, 2/1/2017	8,930,000
5,000,000		Wayne County, GA, IDA, (Series 2000), (Bank of America N.A. LOC), 0.710%, 2/1/2017	5,000,000
		TOTAL	40,140,000
		Government Agency—3.2%
9,000,000		MB N4P3, LLC, Series 2015-A Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	9,000,000
		TOTAL NOTES—VARIABLE	49,140,000
		OTHER REPURCHASE AGREEMENTS—26.7%
		Finance - Banking—26.7%
13,600,000		BMO Capital Markets Corp., 0.76%, dated 1/31/2017, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,002,006 on 2/1/2017, in which corporate bonds and medium term notes with a market value of $96,902,046 have been received as collateral and held with BNY Mellon as tri-party agent.	13,600,000
14,000,000		BNP Paribas SA, 0.96%, dated 1/31/2017, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,004,667 on 2/1/2017, in which asset-backed securities, corporate bonds and medium term notes with a market value of $178,505,237 have been received as collateral and held with BNY Mellon as tri-party agent.	14,000,000
10,000,000		Citigroup Global Markets, Inc., 1.16%, dated 1/31/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,002,417 on 2/1/2017, in which asset-backed securities and collateralized mortgage obligations with a market value of $76,502,466 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$14,000,000	HSBC Securities (USA), Inc., 0.86%, dated 1/31/2017, interest in a $230,000,000 collateralized loan agreement will repurchase securities provided as collateral for $230,005,494 on 2/1/2017, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $234,603,502 have been received as collateral and held with BNY Mellon as tri-party agent.	$14,000,000
10,000,000	ING Financial Markets LLC, 0.76%, dated 1/31/2017, interest in a $245,000,000 collateralized loan agreement will repurchase securities provided as collateral for $245,005,172 on 2/1/2017, in which corporate bonds and medium term notes with a market value of $249,905,242 have been received as collateral and held with JPMorgan Chase as tri-party agent.	10,000,000
14,000,000	RBC Capital Markets, LLC, 0.76%, dated 1/31/2017, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,167 on 2/1/2017, in which municipal bonds, with a market value of $153,003,230 have been received as collateral and held with BNY Mellon as tri-party agent.	14,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	75,600,000
	REPURCHASE AGREEMENTS—50.8%
	Finance - Banking—33.1%
25,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,015,278 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2066 and the market value of those underlying securities was $1,028,840,463.	25,000,000
43,800,000	Interest in $2,450,000,000 joint repurchase agreement 0.56%, dated 1/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,038,111 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2062 and the market value of those underlying securities was $2,511,277,889.	43,800,000
25,000,000	Interest in $2,530,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,530,038,653 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $2,582,799,066.	25,000,000
	TOTAL	93,800,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Government Agency—17.7%
$50,000,000	Repurchase agreement 0.50%, dated 1/31/2017 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $50,000,694 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2039 and the market value of those underlying securities was $50,000,781.	$50,000,000
	TOTAL REPURCHASE AGREEMENTS	143,800,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $283,140,000)[5]	283,140,000
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(45,757)
	TOTAL NET ASSETS—100%	$283,094,243
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $14,600,000, which represented 5.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $14,600,000, which represented 5.2% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund utilized Level 2 inputs, in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
4

The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014[1,2]	2013[1]	2012[1]
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0020	0.003	0.001	0.001	0.001	0.002
Net realized gain on investments	0.0000[3]	0.000[4]	0.000[4]	0.000[4]	0.000[4]	0.000[4]
TOTAL FROM INVESTMENT OPERATIONS	0.0020	0.003	0.001	0.001	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.0020)	(0.003)	(0.001)	(0.001)	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.0000)[3]	(0.000)[4]	(0.000)[4]	(0.000)[4]	(0.000)[4]	—
TOTAL DISTRIBUTIONS	(0.0020)	(0.003)	(0.001)	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.20%	0.33%	0.11%	0.05%	0.13%	0.19%
Ratios to Average Net Assets:
Net expenses	0.15%[6]	0.16%	0.15%	0.20%[7]	0.20%	0.20%
Net investment income	0.40%[6]	0.36%	0.11%	0.05%	0.14%	0.19%
Expense waiver/reimbursement[8]	0.16%[6]	0.14%	0.14%	0.11%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$274,263	$7,243,840	$4,055,957	$461,278	$695,138	$682,218
1	Federated Prime Management Obligations Fund (the “Predecessor Fund”) was reorganized into Federated Institutional Money Market Management (the “Fund”) as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.00005.
4	Represents less than $0.0005.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014[1,2]	2013[1]	2012[1]
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0007	0.001	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Net realized gain on investments	0.0000[4]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0007	0.001	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.0007)	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from net realized gain on investments	(0.0000)[4]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—
TOTAL DISTRIBUTIONS	(0.0007)	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.07%	0.11%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.40%[6]	0.37%	0.25%	0.25%[7]	0.33%	0.38%
Net investment income	0.16%[6]	0.11%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[8]	0.14%[6]	0.17%	0.30%	0.31%	0.23%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$999	$156,150	$143,823	$359,164	$863,455	$785,594
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.0005.
4	Represents less than $0.00005.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014[1,2]	2013[1]	2012[1]
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0015	0.002	0.000[3]	0.000[3]	0.000[3]	0.001
Net realized gain on investments	0.0000[4]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0015	0.002	0.000[3]	0.000[3]	0.000[3]	0.001
Less Distributions:
Distributions from net investment income	(0.0015)	(0.002)	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)
Distributions from net realized gain on investments	(0.0000)[4]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—
TOTAL DISTRIBUTIONS	(0.0015)	(0.002)	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)
Net Asset Value, End of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.15%	0.23%	0.02%	0.01%	0.04%	0.09%
Ratios to Average Net Assets:
Net expenses	0.25%[6]	0.26%	0.25%	0.25%[7]	0.29%	0.30%
Net investment income	0.27%[6]	0.18%	0.02%	0.01%	0.04%	0.09%
Expense waiver/reimbursement[8]	0.20%[6]	0.14%	0.15%	0.51%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$171	$8,350	$105,175	$34,502	$348,153	$322,787
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.0005.
4	Represents less than $0.00005.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014[1]
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0007	0.001	0.000[2]	—
Net realized gain on investments	0.0000[3]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.0007	0.001	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.0007)	(0.001)	(0.000)[2]	—
Distributions from net realized gain on investments	(0.0000)[3]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.0007)	(0.001)	(0.000)[2]	—
Net Asset Value, End of Period	$1.0000	$1.00	$1.00	$1.00
Total Return[4]	0.07%	0.12%	0.01%	0.00%
Ratios to Average Net Assets:
Net expenses	0.40%[5]	0.37%	0.25%	0.23%[5]
Net investment income	0.15%[5]	0.11%	0.01%	0.00%[5]
Expense waiver/reimbursement[6]	0.23%[5]	0.17%	0.30%	0.51%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,660	$12,520	$15,889	$17,071
1	Reflects operations for the period from July 21, 2014 (deemed the date of initial investment pursuant to a reorganization that took place on July 18, 2014) to July 31, 2014.
2	Represents less than $0.0005.
3	Represents less than $0.00005.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$219,400,000
Investment in securities	63,740,000
Total investment in securities, at identified cost and fair value		$283,140,000
Cash		116,822
Income receivable		48,060
TOTAL ASSETS		283,304,882
Liabilities:
Income distribution payable	$22,232
Payable to adviser (Note 4)	4,715
Payable for administrative fee (Note 4)	607
Payable for custodian fees	87,158
Payable for transfer agent fee	11,647
Payable for portfolio accounting fees	67,073
Payable for other service fees (Note 4)	10,375
Accrued expenses (Note 4)	6,832
TOTAL LIABILITIES		210,639
Net assets for 283,094,947 shares outstanding		$283,094,243
Net Assets Consist of:
Paid-in capital		$283,094,946
Distributions in excess of net investment income		(703)
TOTAL NET ASSETS		$283,094,243
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$274,263,048 ÷ 274,263,791 shares outstanding, no par value, unlimited shares authorized		$1.0000
Service Shares:
$999,400 ÷ 999,387 shares outstanding, no par value, unlimited shares authorized		$1.0000
Capital Shares:
$171,331 ÷ 171,332 shares outstanding, no par value, unlimited shares authorized		$1.0000
Eagle Shares:
$7,660,464 ÷ 7,660,437 shares outstanding, no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$6,026,130
Expenses:
Investment adviser fee (Note 4)		$2,179,301
Administrative fee (Note 4)		852,239
Custodian fees		146,092
Transfer agent fee		47,464
Directors'/Trustees' fees (Note 4)		18,114
Auditing fees		10,385
Legal fees		5,748
Portfolio accounting fees		103,302
Other service fees (Notes 2 and 4)		40,508
Share registration costs		48,760
Printing and postage		15,220
Miscellaneous (Note 4)		43,074
TOTAL EXPENSES		3,510,207
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(1,781,829)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(131)
TOTAL WAIVERS AND REIMBURSEMENT		(1,781,960)
Net expenses			1,728,247
Net investment income			4,297,883
Net realized gain on investments			9,267
Change in net assets resulting from operations			$4,307,150
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,297,883	$22,994,289
Net realized gain on investments	9,267	10,379
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,307,150	23,004,668
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,274,962)	(22,681,342)
Service Shares	(16,589)	(169,692)
Capital Shares	(8,740)	(123,506)
Eagle Shares	(6,256)	(17,392)
Distributions from net realized gain on investments
Institutional Shares	(12,045)	(33,161)
Service Shares	(79)	(1,382)
Capital Shares	(108)	(795)
Eagle Shares	(109)	(124)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,318,888)	(23,027,394)
Share Transactions:
Proceeds from sale of shares	4,868,789,020	44,269,161,862
Net asset value of shares issued to shareholders in payment of distributions declared	2,534,241	10,255,008
Cost of shares redeemed	(12,009,076,719)	(41,179,379,193)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,137,753,458)	3,100,037,677
Change in net assets	(7,137,765,196)	3,100,014,951
Net Assets:
Beginning of period	7,420,859,439	4,320,844,488
End of period (including undistributed (distributions in excess of) net investment income of $(703) and $7,961, respectively)	$283,094,243	$7,420,859,439
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective March 31, 2016, the Fund's name was changed from Federated Money Market Management to Federated Institutional Money Market Management.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Semi-Annual Shareholder Report
13

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Eagle Shares may bear other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,781,960 is disclosed in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$26,493	$(13)	$—
Capital Shares	$3,292	$—	$—
Eagle Shares	$10,723	$(92)	$(26)
TOTAL	$40,508	$(105)	$(26)
For the six months ended January 31, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,850,967,664	$4,850,967,664	43,827,637,924	$43,827,637,924
Shares issued to shareholders in payment of distributions declared	2,521,211	2,521,211	10,216,139	10,216,139
Shares redeemed	(11,823,054,210)	(11,823,054,210)	(40,649,950,167)	(40,649,950,167)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,969,565,335)	$(6,969,565,335)	3,187,903,896	$3,187,903,896

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	15,510,764	$15,510,764	415,875,046	$415,875,046
Shares issued to shareholders in payment of distributions declared	107	107	5,315	5,315
Shares redeemed	(170,660,836)	(170,660,836)	(403,553,114)	(403,553,114)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(155,149,965)	$(155,149,965)	12,327,247	$12,327,247
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	808,351	$808,351	15,772,765	$15,772,765
Shares issued to shareholders in payment of distributions declared	7,063	7,063	16,412	16,412
Shares redeemed	(8,994,321)	(8,994,321)	(112,613,482)	(112,613,482)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,178,907)	$(8,178,907)	(96,824,305)	$(96,824,305)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	1,502,241	$1,502,241	9,876,127	$9,876,127
Shares issued to shareholders in payment of distributions declared	5,860	5,860	17,142	17,142
Shares redeemed	(6,367,352)	(6,367,352)	(13,262,430)	(13,262,430)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(4,859,251)	$(4,859,251)	(3,369,161)	$(3,369,161)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,137,753,458)	$(7,137,753,458)	3,100,037,677	$3,100,037,677
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the Adviser voluntarily waived $1,781,829 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $8,891 and reimbursed $105 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,000,000 and $170,000,000, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2017, the Fund had no outstanding loans. During the six months ended January 31, 2017, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
8. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,002.00	$0.76
Service Shares	$1,000	$1,000.70	$2.02
Capital Shares	$1,000	$1,001.50	$1.26
Eagle Shares	$1,000	$1,000.70	$2.02
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.40	$0.77
Service Shares	$1,000	$1,023.20	$2.04
Capital Shares	$1,000	$1,023.90	$1.28
Eagle Shares	$1,000	$1,023.20	$2.04
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.40%
Capital Shares	0.25%
Eagle Shares	0.40%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Institutional Money Market Management (the “Fund”)
(formerly, Federated Money Market Management)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure
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requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
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exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
28

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
30

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated Institutional Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
8080103 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Investment	MOIXX
Wealth	MOFXX
Service	MOSXX
Cash II	MODXX
Cash Series	MFSXX
Capital	MFCXX
Trust	MOTXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	77.4%
Municipal Notes	20.4%
Commercial Paper	2.6%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.4%
8 to 30 Days	5.6%
31 to 90 Days	5.5%
91 to 180 Days	6.9%
181 Days or more	5.0%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—100.4%[1]
	Alabama—6.6%
$2,200,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.810%, 2/2/2017	$2,200,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.810%, 2/2/2017	3,470,000
1,550,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.750%, 2/2/2017	1,550,000
4,070,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.760%, 2/2/2017	4,070,000
50,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.710%, 2/1/2017	50,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.790%, 2/2/2017	15,000,000
14,570,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.750%, 2/2/2017	14,570,000
260,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 1.000%, 2/2/2017	260,000
8,000,000	Walker County, AL Economic IDA, (Series 2007) Daily VRDNs (Alabama Power Co.), 0.720%, 2/1/2017	8,000,000
4,550,000	Wilsonville, AL IDB, (Series D) (Gaston Plant) Daily VRDNs (Alabama Power Co.), 0.690%, 2/1/2017	4,550,000
	TOTAL	103,670,000
	Arizona—0.9%
155,000	Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.910%, 2/2/2017	155,000
7,221,000	Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.770%, 2/2/2017	7,221,000
6,750,000	Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Cooperatieve Rabobank UA LOC), 0.760%, 2/2/2017	6,750,000
	TOTAL	14,126,000
	California—10.3%
5,015,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.910%, 2/2/2017	5,015,000
4,500,000	California PCFA, (Series 1997B) Daily VRDNs (Air Products & Chemicals, Inc.), 0.610%, 2/1/2017	4,500,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.750%, 2/2/2017	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.750%, 2/2/2017	3,500,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.750%, 2/2/2017	$2,940,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.750%, 2/2/2017	2,000,000
3,000,000		California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.750%, 2/2/2017	3,000,000
1,795,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.900%, 2/1/2017	1,795,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.900%, 2/1/2017	2,805,000
2,435,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.900%, 2/1/2017	2,435,000
2,060,000		California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.900%, 2/1/2017	2,060,000
1,075,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.900%, 2/1/2017	1,075,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.900%, 2/1/2017	3,855,000
1,900,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.970%, 2/2/2017	1,900,000
13,455,000	[2,3]	Carlsbad, CA USD, Stage Trust (Series 2009-22Z), 0.860% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/9/2017	13,455,000
20,000,000	[2,3]	Dublin, CA USD, Stage Trust (Series 2009-73Z), 0.860% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/9/2017	20,000,000
2,300,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2008B) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Bank of America N.A. LOC), 0.650%, 2/1/2017	2,300,000
54,990,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.870%, 2/2/2017	54,990,000
29,655,000	[2,3]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z), 0.860% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/2/2017	29,655,000
		TOTAL	162,280,000
		Colorado—0.9%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.750%, 2/2/2017	3,300,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Colorado—continued
$11,205,000	[2,3]	El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006), 0.860% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/27/2017	$11,205,000
		TOTAL	14,505,000
		Connecticut—1.9%
3,300,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.700%, 2/1/2017	3,300,000
1,600,000		Connecticut Health and Educational Facilities Authority, (Series O) Weekly VRDNs (Yale-New Haven Hospital)/(Wells Fargo Bank, N.A. LOC), 0.630%, 2/1/2017	1,600,000
1,800,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.680%, 2/1/2017	1,800,000
300,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.690%, 2/2/2017	300,000
200,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/ (Wells Fargo Bank, N.A. LOC), 0.680%, 2/1/2017	200,000
300,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/ (HSBC Bank USA, N.A. LOC), 0.620%, 2/2/2017	300,000
1,000,000	[2,3]	Connecticut State, PUTTERs (Series 5003) Daily VRDNs (J.P. Morgan Securities LLC LIQ), 0.670%, 2/1/2017	1,000,000
4,182,000		Manchester, CT, 2.000% BANs, 2/22/2017	4,184,822
7,200,000		Putnam, CT, (LOT A2), 1.500% BANs, 7/12/2017	7,215,860
905,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/2/2017	905,000
1,100,000		Stamford, CT Housing Authority, (Series 2016) Weekly VRDNs (Fairfield Apartments)/(FNMA LOC), 0.650%, 2/2/2017	1,100,000
3,000,000		Stratford, CT, 2.500% BANs, 1/3/2018	3,032,705
5,750,000		Watertown, CT, 1.500% BANs, 4/25/2017	5,757,936
		TOTAL	30,696,323
		District of Columbia—0.4%
5,775,000		District of Columbia HFA, (Series 2000) Weekly VRDNs (WDC I Limited Partnership Development)/(SunTrust Bank LOC), 0.850%, 2/1/2017	5,775,000
		Florida—8.5%
9,000,000		Broward County, FL, (Series 2015) Daily VRDNs (Florida Power & Light Co.), 0.700%, 2/1/2017	9,000,000
4,750,000		Citizens Property Insurance Corp. FL, (Series 2009A-1), 6.000% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	4,829,020
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Florida—continued
$1,220,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 4.000% Bonds (Citizens Property Insurance Coastal Account)/(Assured Guaranty Municipal Corp. INS), 6/1/2017	$1,232,000
1,525,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 4.250% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	1,541,244
37,970,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 5.250% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	38,493,929
14,300,000		Jacksonville, FL PCR, Pollution Control Revenue Refunding Bonds (Series 1992), 0.820% CP (Florida Power & Light Co.), Mandatory Tender 3/8/2017	14,300,000
15,000,000		Lee County, FL IDA, (Series 2016A) Daily VRDNs (Florida Power & Light Co.), 0.700%, 2/1/2017	15,000,000
23,200,000		Lee County, FL IDA, (Series 2016B) Daily VRDNs (Florida Power & Light Co.), 0.700%, 2/1/2017	23,200,000
6,700,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.690%, 2/1/2017	6,700,000
10,000,000	[2,3]	Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.810%, 2/2/2017	10,000,000
50,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.630%, 2/1/2017	50,000
10,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.870% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/10/2017	10,000,000
		TOTAL	134,346,193
		Georgia—2.5%
850,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.790%, 2/2/2017	850,000
5,500,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.810%, 2/2/2017	5,500,000
2,950,000		Bartow County, GA Development Authority, (Series 2014) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.720%, 2/2/2017	2,950,000
1,000,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	1,000,000
3,215,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.810%, 2/2/2017	3,215,000
1,650,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.780%, 2/2/2017	1,650,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Georgia—continued
$8,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.810%, 2/2/2017	$8,600,000
15,000,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.770% TOBs (Royal Bank of Canada LOC), Optional Tender 2/1/2017	15,000,000
		TOTAL	38,765,000
		Hawaii—0.3%
4,990,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.110%, 2/2/2017	4,990,000
		Illinois—2.1%
8,660,000		Chicago, IL Midway Airport, (Series C-2) Weekly VRDNs (Bank of Montreal LOC), 0.710%, 2/2/2017	8,660,000
1,145,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.900%, 2/2/2017	1,145,000
400,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.870%, 2/2/2017	400,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	1,000,000
1,845,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.820%, 2/2/2017	1,845,000
10,000,000	[2,3]	Illinois Housing Development Authority, Tender Option Bond Trust Certificates (2016-XG0093) Weekly VRDNs (GNMA COL)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.960%, 2/2/2017	10,000,000
10,000,000		Illinois State Toll Highway Authority, (2007 Series A-2c) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.710%, 2/2/2017	10,000,000
335,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 2/2/2017	335,000
		TOTAL	33,385,000
		Indiana—4.8%
16,000,000		Bartholomew Consolidated School Corp., IN, 3.250% TANs, 12/29/2017	16,199,468
6,640,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.810%, 2/2/2017	6,640,000
1,200,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.790%, 2/2/2017	1,200,000
9,090,000	[2,3]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.860% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 3/9/2017	9,090,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Indiana—continued
$5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.750%, 2/2/2017	$5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.770%, 2/2/2017	6,000,000
5,150,000	Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 2/2/2017	5,150,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 2/2/2017	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 2/2/2017	1,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 2/2/2017	10,000,000
5,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2005), 5.000% Bonds (BP PLC), 7/1/2017	5,073,643
	TOTAL	75,353,111
	Iowa—1.5%
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.740%, 2/2/2017	4,770,000
7,700,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.750%, 2/2/2017	7,700,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.750%, 2/2/2017	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.750%, 2/2/2017	6,000,000
	TOTAL	23,770,000
	Kentucky—0.1%
2,050,000	Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 0.950%, 2/2/2017	2,050,000
	Louisiana—3.1%
12,300,000	Ascension Parish, LA, (Series 1995) Weekly VRDNs (BASF Corp.), 0.760%, 2/1/2017	12,300,000
4,630,000	Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.810%, 2/2/2017	4,630,000
1,800,000	Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.790%, 2/2/2017	1,800,000
7,000,000	St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.850%, 2/1/2017	7,000,000
23,100,000	St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.810%, 2/1/2017	23,100,000
	TOTAL	48,830,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Maryland—0.2%
$1,145,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.790%, 2/3/2017	$1,145,000
1,500,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	1,500,000
		TOTAL	2,645,000
		Massachusetts—2.1%
6,800,000	[2,3]	Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.700%, 2/2/2017	6,800,000
2,612,500		Haverhill, MA, 1.750% BANs, 12/1/2017	2,626,423
7,000,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.700%, 2/2/2017	7,000,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.850% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 3/9/2017	10,000,000
1,000,000		Massachusetts HEFA, (Series J-2) Daily VRDNs (Baystate Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.610%, 2/1/2017	1,000,000
4,000,000		Massachusetts IFA, (Series 1992B), 0.900% CP (New England Power Co.), Mandatory Tender 2/2/2017	4,000,000
1,500,000	[2,3]	Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs (Barclays Bank PLC LIQ), 0.700%, 2/2/2017	1,500,000
		TOTAL	32,926,423
		Michigan—10.2%
65,950,000	[2,3]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.810%, 2/2/2017	65,950,000
4,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.820%, 2/2/2017	4,500,000
44,300,000		Michigan State Housing Development Authority, (2016 Series C) Weekly VRDNs (Barclays Bank PLC LIQ), 0.810%, 2/1/2017	44,300,000
12,155,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.720%, 2/1/2017	12,155,000
19,405,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.800%, 2/1/2017	19,405,000
8,500,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 0.690%, 2/1/2017	8,500,000
5,415,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 2/3/2017	5,415,000
		TOTAL	160,225,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Mississippi—0.9%
$6,085,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.810%, 2/2/2017	$6,085,000
8,580,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.810%, 2/2/2017	8,580,000
		TOTAL	14,665,000
		Missouri—0.4%
6,600,000		Missouri State HEFA, (Series 2005) Daily VRDNs (Kansas City Art Institute)/(Commerce Bank, N.A., Kansas City LOC), 0.710%, 2/1/2017	6,600,000
		Multi-State—5.0%
37,100,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 0.780%, 2/2/2017	37,100,000
41,300,000	[2,3]	Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.800%, 2/2/2017	41,300,000
		TOTAL	78,400,000
		New Hampshire—0.9%
3,000,000		New Hampshire Business Finance Authority, (Series 1990B), 0.900% CP (New England Power Co.), Mandatory Tender 4/13/2017	3,000,000
11,110,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.710%, 2/1/2017	11,110,000
		TOTAL	14,110,000
		New Jersey—5.0%
2,000,000		Burlington County, NJ Bridge Commission, (Series 2005A) Weekly VRDNs (Lutheran Home at Moorestown)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.640%, 2/2/2017	2,000,000
3,930,000		Clayton Borough, NJ, (Series A), 2.500% BANs, 12/11/2017	3,965,551
7,000,000		Freehold Borough, NJ, (Series 2016A), 2.500% BANs, 12/1/2017	7,074,643
8,935,000	[2,3]	Garden State Preservation Trust, NJ, Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.860%, 2/2/2017	8,935,000
2,317,000		Milltown, NJ, 2.250% BANs, 12/20/2017	2,332,086
1,000,000		Monroe Township (Gloucester County), NJ, (Series A), 2.500% BANs, 12/6/2017	1,009,147
1,600,000		New Jersey Health Care Facilities Financing Authority, (Series 2009E) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.640%, 2/1/2017	1,600,000
920,000	[2,3]	New Jersey Higher Education Assistance Authority, Tender Option Bond Trust Certificates (2016-XG0032) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.960%, 2/2/2017	920,000
13,500,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.740%, 2/1/2017	13,500,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New Jersey—continued
$4,600,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.710%, 2/2/2017	$4,600,000
700,000	[2,3]	New Jersey State Economic Development Authority, Tender Option Bond Trust Certificates (2016-XF2393) Weekly VRDNs (New Jersey State)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.730%, 2/2/2017	700,000
2,600,000		New Jersey State Educational Facilities Authority, (2006 Series B) Weekly VRDNs (Institute for Advanced Study)/(Wells Fargo Bank, N.A. LIQ), 0.630%, 2/1/2017	2,600,000
15,000,000		North Brunswick Township, NJ, 2.000% BANs, 7/27/2017	15,082,826
3,780,000		Somers Point, NJ, 2.500% BANs, 12/7/2017	3,816,292
3,000,000		West Orange Township, NJ, 2.000% BANs, 4/13/2017	3,003,788
8,000,000		Wood-Ridge, NJ Board of Education, 2.000% BANs, 11/2/2017	8,054,920
		TOTAL	79,194,253
		New Mexico—0.2%
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.790%, 2/2/2017	3,400,000
300,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.930%, 2/1/2017	300,000
		TOTAL	3,700,000
		New York—8.1%
4,400,000	[2,3]	Battery Park, NY City Authority, PUTTERs (Series 5012) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/1/2017	4,400,000
13,090,000		Bemus Point, NY CSD, 2.000% BANs, 6/28/2017	13,147,463
5,959,000		Cooperstown, NY CSD, 1.750% BANs, 6/30/2017	5,978,745
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.810%, 2/2/2017	5,590,000
6,375,000		Kingston, NY, (2016 Series B), 2.000% BANs, 11/9/2017	6,423,588
14,500,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.810%, 2/2/2017	14,500,000
4,200,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.860%, 2/2/2017	4,200,000
6,000,000	[2,3]	New York State Dormitory Authority, Tender Option Bond Trust Receipts (2016-XF0529) Weekly VRDNs (New York State)/(Toronto Dominion Bank LIQ), 0.700%, 2/2/2017	6,000,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.810%, 2/1/2017	24,880,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	New York—continued
$2,500,000	New York State Energy Research & Development Authority, (Series 2005A-2) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.660%, 2/1/2017	$2,500,000
15,915,000	New York State HFA, (Series 2008A: 505 West 37th Street) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.680%, 2/1/2017	15,915,000
2,000,000	New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.660%, 2/1/2017	2,000,000
11,570,000	New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.710%, 2/1/2017	11,570,000
10,000,000	West Genesee, NY CSD, 2.000% BANs, 6/30/2017	10,040,561
	TOTAL	127,145,357
	North Carolina—2.1%
2,350,000	Boone, NC Water and Sewer, 2.000% BANs, 11/1/2017	2,360,457
6,000,000	Boone, NC, 1.500% BANs, 11/1/2017	6,004,440
6,500,000	Boone, NC, 2.000% BANs, 11/1/2017	6,531,330
400,000	Cary, NC, (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.670%, 2/1/2017	400,000
18,000,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.910%, 2/1/2017	18,000,000
	TOTAL	33,296,227
	North Dakota—0.4%
7,000,000	Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Cooperatieve Rabobank UA LOC), 0.800%, 2/1/2017	7,000,000
	Ohio—0.8%
325,000	Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/ (MUFG Union Bank, N.A. LOC), 0.640%, 2/1/2017	325,000
4,250,000	Avon, OH Water System, 2.000% BANs, 2/1/2018	4,279,367
6,620,000	Euclid City School District, OH, 2.350% BANs, 4/4/2017	6,629,521
725,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.750%, 2/2/2017	725,000
	TOTAL	11,958,888
	Oregon—1.0%
15,000,000	Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.740%, 2/2/2017	15,000,000
	Pennsylvania—4.7%
73,780,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.740%, 2/2/2017	73,780,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		South Carolina—0.7%
$8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.900%, 2/1/2017	$8,000,000
2,455,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.840%, 2/2/2017	2,455,000
		TOTAL	10,455,000
		South Dakota—0.2%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.750%, 2/2/2017	3,000,000
		Tennessee—1.2%
3,170,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.810%, 2/2/2017	3,170,000
12,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.900%, 2/1/2017	12,800,000
2,200,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2017	2,200,000
		TOTAL	18,170,000
		Texas—8.0%
6,600,000		Brazos River, TX, HBR Nav District, (Series 1996) Weekly VRDNs (BASF Corp.), 0.760%, 2/1/2017	6,600,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.750%, 2/2/2017	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.750%, 2/2/2017	2,100,000
18,100,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.960%, 2/2/2017	18,100,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.900%, 2/1/2017	4,000,000
72,975,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 0.720%, 2/1/2017	72,975,000
4,200,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2007) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 0.730%, 2/1/2017	4,200,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.810%, 2/2/2017	15,000,000
		TOTAL	125,925,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Utah—0.1%
$880,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.790%, 2/2/2017	$880,000
		Virginia—1.6%
5,600,000	[2,3]	Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 0.790%, 2/2/2017	5,600,000
19,725,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2003-0014), 1.000% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 2/23/2017	19,725,000
		TOTAL	25,325,000
		Washington—1.5%
2,195,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	2,195,000
15,000,000		Port of Seattle, WA Revenue, (Series 2008) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.750%, 2/1/2017	15,000,000
3,615,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.860%, 2/2/2017	3,615,000
2,620,000		Washington State EDFA, (Series 2008D: Skagit Valley Publishing) Weekly VRDNs (Wood Realty, LLC)/(U.S. Bank, N.A. LOC), 0.790%, 2/2/2017	2,620,000
		TOTAL	23,430,000
		Wisconsin—1.2%
6,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.780%, 2/2/2017	6,000,000
6,000,000		Sun Prairie, WI Area School District, 2.000% BANs, 6/1/2017	6,011,141
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	1,000,000
1,240,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.900%, 2/2/2017	1,240,000
4,160,000		Wisconsin State Public Finance Authority, (Series 2016) Weekly VRDNs (Birchwood Properties LP)/(FHLB of Des Moines LOC), 0.880%, 2/2/2017	4,160,000
		TOTAL	18,411,141
		TOTAL MUNICIPAL INVESTMENTS—100.4% (AT AMORTIZED COST)[4]	1,578,783,916
		OTHER ASSETS AND LIABILITIES - NET— (0.4)%[5]	(6,652,907)
		TOTAL NET ASSETS—100%	$1,572,131,009
Securities that are subject to the federal alternative minimum tax (AMT) represent 51.6% of the portfolio as calculated based upon total market value.
Semi-Annual Shareholder Report
13

1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $402,525,000, which represented 25.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $402,525,000, which represented 25.6% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
14

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.09%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.73%[5]	0.53%[6]	0.15%[5]
Net investment income	0.05%[5]	0.01%	0.01%[5]
Expense waiver/reimbursement[7]	0.19%[5]	0.38%	0.76%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$66,366	$56,319	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.53% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.001	0.000[1]	0.000[1]	0.001	0.001
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.001	0.000[1]	0.000[1]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.35%	0.17%	0.01%	0.02%	0.05%	0.15%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.17%[4]	0.14%	0.16%	0.21%	0.21%[4]
Net investment income	0.55%[3]	0.11%	0.01%	0.01%	0.06%	0.14%
Expense waiver/reimbursement[5]	0.11%[3]	0.14%	0.16%	0.14%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$551,943	$1,003,993	$1,037,940	$1,242,908	$1,229,003	$2,268,337
1	Represents less than $0.0005.
2	Based on net asset value.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.17% and 0.21% for the years ended July 31, 2016 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.22%	0.08%	0.01%	0.02%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.46%[3]	0.25%[4]	0.14%	0.16%	0.25%	0.34%[4]
Net investment income	0.31%[3]	0.03%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.11%[3]	0.31%	0.40%	0.39%	0.30%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$444,467	$584,893	$726,226	$747,980	$738,562	$828,815
1	Represents less than $0.0005.
2	Based on net asset value.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.25% and 0.34% for the years ended July 31, 2016 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.07%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.76%[5]	0.33%[6]	0.15%[5]
Net investment income	0.01%[5]	0.01%	0.01%[5]
Expense waiver/reimbursement[7]	0.25%[5]	0.68%	0.86%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$89,579	$118,980	$15,750
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.33% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.07%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.77%[5]	0.30%[6]	0.15%[5]
Net investment income	0.01%[5]	0.01%	0.01%[5]
Expense waiver/reimbursement[7]	0.50%[5]	0.96%	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$197,028	$210,967	$94,515
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.30% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.30%	0.13%	0.01%	0.02%	0.01%	0.06%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.18%[4]	0.14%	0.16%	0.25%	0.31%[4]
Net investment income	0.47%[3]	0.05%	0.01%	0.01%	0.01%	0.04%
Expense waiver/reimbursement[5]	0.11%[3]	0.23%	0.26%	0.24%	0.15%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$222,748	$153,275	$450,631	$698,550	$726,987	$1,108,338
1	Represents less than $0.0005.
2	Based on net asset value.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.18% and 0.31% for the years ended July 31, 2016 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.12%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.58%[5]	0.28%[6]	0.15%[5]
Net investment income	0.20%[5]	0.01%	0.01%[5]
Expense waiver/reimbursement[7]	0.24%[5]	0.53%	0.66%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[8]	$0[8]	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.28% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$1,578,783,916
Cash		7,873,973
Income receivable		2,926,149
Receivable for shares sold		25,299,057
TOTAL ASSETS		1,614,883,095
Liabilities:
Payable for investments purchased	$34,175,891
Payable for shares redeemed	7,952,808
Income distribution payable	171,450
Payable to adviser (Note 4)	3,860
Payable for administrative fee (Note 4)	3,335
Payable for distribution services fee (Note 4)	119,364
Payable for other service fees (Note 4)	169,710
Accrued expenses (Note 4)	155,668
TOTAL LIABILITIES		42,752,086
Net assets for 1,571,901,489 shares outstanding		$1,572,131,009
Net Assets Consist of:
Paid-in capital		$1,571,881,177
Accumulated net realized gain on investments		245,601
Undistributed net investment income		4,231
TOTAL NET ASSETS		$1,572,131,009
Semi-Annual Shareholder Report
23

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$66,365,663 ÷ 66,355,864 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$551,942,670 ÷ 551,861,333 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$444,467,145 ÷ 444,404,351 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$89,579,194 ÷ 89,565,968 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$197,027,908 ÷ 196,998,815 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$222,748,329 ÷ 222,715,057 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$6,393,941
Expenses:
Investment adviser fee (Note 4)		$1,656,215
Administrative fee (Note 4)		647,962
Custodian fees		29,751
Transfer agent fee (Note 2)		219,682
Directors'/Trustees' fees (Note 4)		7,499
Auditing fees		11,275
Legal fees		17,864
Portfolio accounting fees		125,066
Distribution services fee (Note 4)		887,762
Other service fees (Notes 2 and 4)		1,153,040
Share registration costs		88,139
Printing and postage		28,261
Miscellaneous (Note 4)		15,986
TOTAL EXPENSES		4,888,502
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(886,154)
Waiver/reimbursements of other operating expenses (Notes 2 and 4)	(519,690)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,405,844)
Net expenses			3,482,658
Net investment income			2,911,283
Net realized gain on investments			905,725
Change in net assets resulting from operations			$3,817,008
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,911,283	$1,449,136
Net realized gain on investments	905,725	879,501
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,817,008	2,328,637
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(14,308)	(679)
Wealth Shares	(1,662,675)	(1,069,355)
Service Shares	(714,905)	(181,253)
Cash II Shares	(5,940)	(9,458)
Cash Series Shares	(10,801)	(19,042)
Capital Shares	(500,755)	(166,361)
Trust Shares	(0)[1]	(0)[1]
Distributions from net realized gain on investments
Investment Shares	(43,455)	(0)[1]
Wealth Shares	(310,552)	(509,517)
Service Shares	(268,524)	(342,270)
Cash II Shares	(59,645)	(12,804)
Cash Series Shares	(145,110)	(105,910)
Capital Shares	(148,661)	(235,021)
Trust Shares	(0)[1]	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,885,331)	(2,651,670)
Share Transactions:
Proceeds from sale of shares	2,120,531,686	4,665,357,180
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	—	117,641,559
Net asset value of shares issued to shareholders in payment of distributions declared	2,483,110	1,384,686
Cost of shares redeemed	(2,679,243,666)	(4,980,693,314)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(556,228,870)	(196,309,889)
Change in net assets	(556,297,193)	(196,632,922)
Net Assets:
Beginning of period	2,128,428,202	2,325,061,124
End of period (including undistributed net investment income of $4,231 and $2,332, respectively)	$1,572,131,009	$2,128,428,202
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
On December 11, 2015, the Fund acquired all of the net assets of Federated Municipal Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors on May 14, 2015. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund exchanged, a shareholder received one share of the Fund's Cash II Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follow:
Cash II Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
117,641,559	$117,641,559	$2,501,325,401	$2,618,966,960
Semi-Annual Shareholder Report
27

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016 are as follows:
Net investment income*	$1,455,776
Net realized gain on investments	$953,052
Net increase in net assets resulting from operations	$2,408,828
*	Net investment income reflects $6,640 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2016.
Effective December 31, 2015, Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
28

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,405,844 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Investment Shares	$32,473	$—
Wealth Shares	13,520	—
Service Shares	10,796	(152)
Cash II Shares	45,229	—
Cash Series Shares	112,673	—
Capital Shares	4,991	(4)
Trust Shares	0[1]	(0)[1]
TOTAL	$219,682	$(156)
1	Represents less than $1.00.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily
Semi-Annual Shareholder Report
29

reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Investment Shares	$77,574	$(5,331)	$(10,300)
Service Shares	$583,715	$—	$—
Cash II Shares	$115,579	$(4,053)	$(57,530)
Cash Series Shares	$270,105	$(13,318)	$(227,583)
Capital Shares	$106,067	$—	$—
Trust Shares	$0[1]	$(0)[1]	$(0)[1]
TOTAL	$1,153,040	$(22,702)	$(295,413)
1	Represents less than $1.00.
For the six months ended January 31, 2017, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report
30

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	55,494,130	$55,494,130	69,828,940	$69,828,940
Shares issued to shareholders in payment of distributions declared	57,763	57,763	679	679
Shares redeemed	(45,507,394)	(45,507,394)	(13,518,354)	(13,518,354)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	10,044,499	$10,044,499	56,311,265	$56,311,265

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	1,145,583,991	$1,145,583,991	2,468,485,114	$2,468,485,114
Shares issued to shareholders in payment of distributions declared	775,599	775,599	506,230	506,230
Shares redeemed	(1,598,351,021)	(1,598,351,021)	(2,502,795,208)	(2,502,795,208)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(451,991,431)	$(451,991,431)	(33,803,864)	$(33,803,864)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	394,552,921	$394,552,921	1,126,592,313	$1,126,592,313
Shares issued to shareholders in payment of distributions declared	854,541	854,541	442,104	442,104
Shares redeemed	(535,814,724)	(535,814,724)	(1,268,262,586)	(1,268,262,586)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(140,407,262)	$(140,407,262)	(141,228,169)	$(141,228,169)
Semi-Annual Shareholder Report
31

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	41,940,488	$41,940,488	93,331,626	$93,331,626
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	—	—	117,641,559	117,641,559
Shares issued to shareholders in payment of distributions declared	65,314	65,314	22,039	22,039
Shares redeemed	(71,403,644)	(71,403,644)	(107,777,171)	(107,777,171)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(29,397,842)	$(29,397,842)	103,218,053	$103,218,053

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	220,907,276	$220,907,276	537,663,394	$537,663,394
Shares issued to shareholders in payment of distributions declared	155,841	155,841	124,951	124,951
Shares redeemed	(235,001,880)	(235,001,880)	(421,339,721)	(421,339,721)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(13,938,763)	$(13,938,763)	116,448,624	$116,448,624

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	262,052,880	$262,052,880	369,455,793	$369,455,793
Shares issued to shareholders in payment of distributions declared	574,052	574,052	288,683	288,683
Shares redeemed	(193,165,003)	(193,165,003)	(667,000,274)	(667,000,274)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	69,461,929	$69,461,929	(297,255,798)	$(297,255,798)
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	—	$—	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(556,228,870)	$(556,228,870)	(196,309,889)	$(196,309,889)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2017, the Adviser voluntarily waived $886,154 of its fee and voluntarily reimbursed $156 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$77,689	$(9,323)
Cash II Shares	161,821	(5,302)
Cash Series Shares	648,252	(186,794)
Trust Shares	0[1]	(0)[1]
TOTAL	$887,762	$(201,419)
1	Represents less than $1.00.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2017, FSC retained $109,606 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $349 and reimbursed $22,702 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78%, 0.21%, 0.46%, 0.91%, 1.05%, 0.31% and 0.61% (the “Fee Limit”), respectively up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of
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the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $951,025,000 and $971,415,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
6. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000	$1,000.90	$3.68
Wealth Shares	$1,000	$1,003.50	$1.06
Service Shares	$1,000	$1,002.20	$2.32
Cash II Shares	$1,000	$1,000.70	$3.83[2]
Cash Series Shares	$1,000	$1,000.70	$3.88[3]
Capital Shares	$1,000	$1,003.00	$1.57
Trust Shares	$1,000	$1,001.20	$2.93
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	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,021.50	$3.72
Wealth Shares	$1,000	$1,024.10	$1.07
Service Shares	$1,000	$1,022.90	$2.35
Cash II Shares	$1,000	$1,021.40	$3.87[2]
Cash Series Shares	$1,000	$1,021.30	$3.92[3]
Capital Shares	$1,000	$1,023.60	$1.58
Trust Shares	$1,000	$1022.28	$2.96
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.73%
Wealth Shares	0.21%
Service Shares	0.46%
Cash II Shares	0.76%
Cash Series Shares	0.77%
Capital Shares	0.31%
Trust Shares	0.58%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.91% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.59 and $4.64, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.30 and $5.35, respectively.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who
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execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates
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have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
CUSIP 608919643
Q450197 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Wealth	MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	77.4%
Municipal Notes	20.4%
Commercial Paper	2.6%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.4%
8 to 30 Days	5.6%
31 to 90 Days	5.5%
91 to 180 Days	6.9%
181 Days or more	5.0%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—100.4%[1]
	Alabama—6.6%
$2,200,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.810%, 2/2/2017	$2,200,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.810%, 2/2/2017	3,470,000
1,550,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.750%, 2/2/2017	1,550,000
4,070,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.760%, 2/2/2017	4,070,000
50,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.710%, 2/1/2017	50,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.790%, 2/2/2017	15,000,000
14,570,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.750%, 2/2/2017	14,570,000
260,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 1.000%, 2/2/2017	260,000
8,000,000	Walker County, AL Economic IDA, (Series 2007) Daily VRDNs (Alabama Power Co.), 0.720%, 2/1/2017	8,000,000
4,550,000	Wilsonville, AL IDB, (Series D) (Gaston Plant) Daily VRDNs (Alabama Power Co.), 0.690%, 2/1/2017	4,550,000
	TOTAL	103,670,000
	Arizona—0.9%
155,000	Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.910%, 2/2/2017	155,000
7,221,000	Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.770%, 2/2/2017	7,221,000
6,750,000	Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Cooperatieve Rabobank UA LOC), 0.760%, 2/2/2017	6,750,000
	TOTAL	14,126,000
	California—10.3%
5,015,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.910%, 2/2/2017	5,015,000
4,500,000	California PCFA, (Series 1997B) Daily VRDNs (Air Products & Chemicals, Inc.), 0.610%, 2/1/2017	4,500,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.750%, 2/2/2017	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.750%, 2/2/2017	3,500,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.750%, 2/2/2017	$2,940,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.750%, 2/2/2017	2,000,000
3,000,000		California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.750%, 2/2/2017	3,000,000
1,795,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.900%, 2/1/2017	1,795,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.900%, 2/1/2017	2,805,000
2,435,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.900%, 2/1/2017	2,435,000
2,060,000		California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.900%, 2/1/2017	2,060,000
1,075,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.900%, 2/1/2017	1,075,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.900%, 2/1/2017	3,855,000
1,900,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.970%, 2/2/2017	1,900,000
13,455,000	[2,3]	Carlsbad, CA USD, Stage Trust (Series 2009-22Z), 0.860% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/9/2017	13,455,000
20,000,000	[2,3]	Dublin, CA USD, Stage Trust (Series 2009-73Z), 0.860% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/9/2017	20,000,000
2,300,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2008B) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Bank of America N.A. LOC), 0.650%, 2/1/2017	2,300,000
54,990,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.870%, 2/2/2017	54,990,000
29,655,000	[2,3]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z), 0.860% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/2/2017	29,655,000
		TOTAL	162,280,000
		Colorado—0.9%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.750%, 2/2/2017	3,300,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Colorado—continued
$11,205,000	[2,3]	El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006), 0.860% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/27/2017	$11,205,000
		TOTAL	14,505,000
		Connecticut—1.9%
3,300,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.700%, 2/1/2017	3,300,000
1,600,000		Connecticut Health and Educational Facilities Authority, (Series O) Weekly VRDNs (Yale-New Haven Hospital)/(Wells Fargo Bank, N.A. LOC), 0.630%, 2/1/2017	1,600,000
1,800,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.680%, 2/1/2017	1,800,000
300,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.690%, 2/2/2017	300,000
200,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/ (Wells Fargo Bank, N.A. LOC), 0.680%, 2/1/2017	200,000
300,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/ (HSBC Bank USA, N.A. LOC), 0.620%, 2/2/2017	300,000
1,000,000	[2,3]	Connecticut State, PUTTERs (Series 5003) Daily VRDNs (J.P. Morgan Securities LLC LIQ), 0.670%, 2/1/2017	1,000,000
4,182,000		Manchester, CT, 2.000% BANs, 2/22/2017	4,184,822
7,200,000		Putnam, CT, (LOT A2), 1.500% BANs, 7/12/2017	7,215,860
905,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/2/2017	905,000
1,100,000		Stamford, CT Housing Authority, (Series 2016) Weekly VRDNs (Fairfield Apartments)/(FNMA LOC), 0.650%, 2/2/2017	1,100,000
3,000,000		Stratford, CT, 2.500% BANs, 1/3/2018	3,032,705
5,750,000		Watertown, CT, 1.500% BANs, 4/25/2017	5,757,936
		TOTAL	30,696,323
		District of Columbia—0.4%
5,775,000		District of Columbia HFA, (Series 2000) Weekly VRDNs (WDC I Limited Partnership Development)/(SunTrust Bank LOC), 0.850%, 2/1/2017	5,775,000
		Florida—8.5%
9,000,000		Broward County, FL, (Series 2015) Daily VRDNs (Florida Power & Light Co.), 0.700%, 2/1/2017	9,000,000
4,750,000		Citizens Property Insurance Corp. FL, (Series 2009A-1), 6.000% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	4,829,020
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Florida—continued
$1,220,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 4.000% Bonds (Citizens Property Insurance Coastal Account)/(Assured Guaranty Municipal Corp. INS), 6/1/2017	$1,232,000
1,525,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 4.250% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	1,541,244
37,970,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 5.250% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	38,493,929
14,300,000		Jacksonville, FL PCR, Pollution Control Revenue Refunding Bonds (Series 1992), 0.820% CP (Florida Power & Light Co.), Mandatory Tender 3/8/2017	14,300,000
15,000,000		Lee County, FL IDA, (Series 2016A) Daily VRDNs (Florida Power & Light Co.), 0.700%, 2/1/2017	15,000,000
23,200,000		Lee County, FL IDA, (Series 2016B) Daily VRDNs (Florida Power & Light Co.), 0.700%, 2/1/2017	23,200,000
6,700,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.690%, 2/1/2017	6,700,000
10,000,000	[2,3]	Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.810%, 2/2/2017	10,000,000
50,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.630%, 2/1/2017	50,000
10,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.870% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/10/2017	10,000,000
		TOTAL	134,346,193
		Georgia—2.5%
850,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.790%, 2/2/2017	850,000
5,500,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.810%, 2/2/2017	5,500,000
2,950,000		Bartow County, GA Development Authority, (Series 2014) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.720%, 2/2/2017	2,950,000
1,000,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	1,000,000
3,215,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.810%, 2/2/2017	3,215,000
1,650,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.780%, 2/2/2017	1,650,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Georgia—continued
$8,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.810%, 2/2/2017	$8,600,000
15,000,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.770% TOBs (Royal Bank of Canada LOC), Optional Tender 2/1/2017	15,000,000
		TOTAL	38,765,000
		Hawaii—0.3%
4,990,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.110%, 2/2/2017	4,990,000
		Illinois—2.1%
8,660,000		Chicago, IL Midway Airport, (Series C-2) Weekly VRDNs (Bank of Montreal LOC), 0.710%, 2/2/2017	8,660,000
1,145,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.900%, 2/2/2017	1,145,000
400,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.870%, 2/2/2017	400,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	1,000,000
1,845,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.820%, 2/2/2017	1,845,000
10,000,000	[2,3]	Illinois Housing Development Authority, Tender Option Bond Trust Certificates (2016-XG0093) Weekly VRDNs (GNMA COL)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.960%, 2/2/2017	10,000,000
10,000,000		Illinois State Toll Highway Authority, (2007 Series A-2c) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.710%, 2/2/2017	10,000,000
335,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 2/2/2017	335,000
		TOTAL	33,385,000
		Indiana—4.8%
16,000,000		Bartholomew Consolidated School Corp., IN, 3.250% TANs, 12/29/2017	16,199,468
6,640,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.810%, 2/2/2017	6,640,000
1,200,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.790%, 2/2/2017	1,200,000
9,090,000	[2,3]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.860% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 3/9/2017	9,090,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Indiana—continued
$5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.750%, 2/2/2017	$5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.770%, 2/2/2017	6,000,000
5,150,000	Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 2/2/2017	5,150,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 2/2/2017	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 2/2/2017	1,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 2/2/2017	10,000,000
5,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2005), 5.000% Bonds (BP PLC), 7/1/2017	5,073,643
	TOTAL	75,353,111
	Iowa—1.5%
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.740%, 2/2/2017	4,770,000
7,700,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.750%, 2/2/2017	7,700,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.750%, 2/2/2017	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.750%, 2/2/2017	6,000,000
	TOTAL	23,770,000
	Kentucky—0.1%
2,050,000	Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 0.950%, 2/2/2017	2,050,000
	Louisiana—3.1%
12,300,000	Ascension Parish, LA, (Series 1995) Weekly VRDNs (BASF Corp.), 0.760%, 2/1/2017	12,300,000
4,630,000	Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.810%, 2/2/2017	4,630,000
1,800,000	Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.790%, 2/2/2017	1,800,000
7,000,000	St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.850%, 2/1/2017	7,000,000
23,100,000	St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.810%, 2/1/2017	23,100,000
	TOTAL	48,830,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Maryland—0.2%
$1,145,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.790%, 2/3/2017	$1,145,000
1,500,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	1,500,000
		TOTAL	2,645,000
		Massachusetts—2.1%
6,800,000	[2,3]	Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.700%, 2/2/2017	6,800,000
2,612,500		Haverhill, MA, 1.750% BANs, 12/1/2017	2,626,423
7,000,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.700%, 2/2/2017	7,000,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.850% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 3/9/2017	10,000,000
1,000,000		Massachusetts HEFA, (Series J-2) Daily VRDNs (Baystate Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.610%, 2/1/2017	1,000,000
4,000,000		Massachusetts IFA, (Series 1992B), 0.900% CP (New England Power Co.), Mandatory Tender 2/2/2017	4,000,000
1,500,000	[2,3]	Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs (Barclays Bank PLC LIQ), 0.700%, 2/2/2017	1,500,000
		TOTAL	32,926,423
		Michigan—10.2%
65,950,000	[2,3]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.810%, 2/2/2017	65,950,000
4,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.820%, 2/2/2017	4,500,000
44,300,000		Michigan State Housing Development Authority, (2016 Series C) Weekly VRDNs (Barclays Bank PLC LIQ), 0.810%, 2/1/2017	44,300,000
12,155,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.720%, 2/1/2017	12,155,000
19,405,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.800%, 2/1/2017	19,405,000
8,500,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 0.690%, 2/1/2017	8,500,000
5,415,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 2/3/2017	5,415,000
		TOTAL	160,225,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Mississippi—0.9%
$6,085,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.810%, 2/2/2017	$6,085,000
8,580,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.810%, 2/2/2017	8,580,000
		TOTAL	14,665,000
		Missouri—0.4%
6,600,000		Missouri State HEFA, (Series 2005) Daily VRDNs (Kansas City Art Institute)/(Commerce Bank, N.A., Kansas City LOC), 0.710%, 2/1/2017	6,600,000
		Multi-State—5.0%
37,100,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 0.780%, 2/2/2017	37,100,000
41,300,000	[2,3]	Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.800%, 2/2/2017	41,300,000
		TOTAL	78,400,000
		New Hampshire—0.9%
3,000,000		New Hampshire Business Finance Authority, (Series 1990B), 0.900% CP (New England Power Co.), Mandatory Tender 4/13/2017	3,000,000
11,110,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.710%, 2/1/2017	11,110,000
		TOTAL	14,110,000
		New Jersey—5.0%
2,000,000		Burlington County, NJ Bridge Commission, (Series 2005A) Weekly VRDNs (Lutheran Home at Moorestown)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.640%, 2/2/2017	2,000,000
3,930,000		Clayton Borough, NJ, (Series A), 2.500% BANs, 12/11/2017	3,965,551
7,000,000		Freehold Borough, NJ, (Series 2016A), 2.500% BANs, 12/1/2017	7,074,643
8,935,000	[2,3]	Garden State Preservation Trust, NJ, Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.860%, 2/2/2017	8,935,000
2,317,000		Milltown, NJ, 2.250% BANs, 12/20/2017	2,332,086
1,000,000		Monroe Township (Gloucester County), NJ, (Series A), 2.500% BANs, 12/6/2017	1,009,147
1,600,000		New Jersey Health Care Facilities Financing Authority, (Series 2009E) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.640%, 2/1/2017	1,600,000
920,000	[2,3]	New Jersey Higher Education Assistance Authority, Tender Option Bond Trust Certificates (2016-XG0032) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.960%, 2/2/2017	920,000
13,500,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.740%, 2/1/2017	13,500,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New Jersey—continued
$4,600,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.710%, 2/2/2017	$4,600,000
700,000	[2,3]	New Jersey State Economic Development Authority, Tender Option Bond Trust Certificates (2016-XF2393) Weekly VRDNs (New Jersey State)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.730%, 2/2/2017	700,000
2,600,000		New Jersey State Educational Facilities Authority, (2006 Series B) Weekly VRDNs (Institute for Advanced Study)/(Wells Fargo Bank, N.A. LIQ), 0.630%, 2/1/2017	2,600,000
15,000,000		North Brunswick Township, NJ, 2.000% BANs, 7/27/2017	15,082,826
3,780,000		Somers Point, NJ, 2.500% BANs, 12/7/2017	3,816,292
3,000,000		West Orange Township, NJ, 2.000% BANs, 4/13/2017	3,003,788
8,000,000		Wood-Ridge, NJ Board of Education, 2.000% BANs, 11/2/2017	8,054,920
		TOTAL	79,194,253
		New Mexico—0.2%
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.790%, 2/2/2017	3,400,000
300,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.930%, 2/1/2017	300,000
		TOTAL	3,700,000
		New York—8.1%
4,400,000	[2,3]	Battery Park, NY City Authority, PUTTERs (Series 5012) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/1/2017	4,400,000
13,090,000		Bemus Point, NY CSD, 2.000% BANs, 6/28/2017	13,147,463
5,959,000		Cooperstown, NY CSD, 1.750% BANs, 6/30/2017	5,978,745
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.810%, 2/2/2017	5,590,000
6,375,000		Kingston, NY, (2016 Series B), 2.000% BANs, 11/9/2017	6,423,588
14,500,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.810%, 2/2/2017	14,500,000
4,200,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.860%, 2/2/2017	4,200,000
6,000,000	[2,3]	New York State Dormitory Authority, Tender Option Bond Trust Receipts (2016-XF0529) Weekly VRDNs (New York State)/(Toronto Dominion Bank LIQ), 0.700%, 2/2/2017	6,000,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.810%, 2/1/2017	24,880,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	New York—continued
$2,500,000	New York State Energy Research & Development Authority, (Series 2005A-2) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.660%, 2/1/2017	$2,500,000
15,915,000	New York State HFA, (Series 2008A: 505 West 37th Street) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.680%, 2/1/2017	15,915,000
2,000,000	New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.660%, 2/1/2017	2,000,000
11,570,000	New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.710%, 2/1/2017	11,570,000
10,000,000	West Genesee, NY CSD, 2.000% BANs, 6/30/2017	10,040,561
	TOTAL	127,145,357
	North Carolina—2.1%
2,350,000	Boone, NC Water and Sewer, 2.000% BANs, 11/1/2017	2,360,457
6,000,000	Boone, NC, 1.500% BANs, 11/1/2017	6,004,440
6,500,000	Boone, NC, 2.000% BANs, 11/1/2017	6,531,330
400,000	Cary, NC, (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.670%, 2/1/2017	400,000
18,000,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.910%, 2/1/2017	18,000,000
	TOTAL	33,296,227
	North Dakota—0.4%
7,000,000	Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Cooperatieve Rabobank UA LOC), 0.800%, 2/1/2017	7,000,000
	Ohio—0.8%
325,000	Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/ (MUFG Union Bank, N.A. LOC), 0.640%, 2/1/2017	325,000
4,250,000	Avon, OH Water System, 2.000% BANs, 2/1/2018	4,279,367
6,620,000	Euclid City School District, OH, 2.350% BANs, 4/4/2017	6,629,521
725,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.750%, 2/2/2017	725,000
	TOTAL	11,958,888
	Oregon—1.0%
15,000,000	Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.740%, 2/2/2017	15,000,000
	Pennsylvania—4.7%
73,780,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.740%, 2/2/2017	73,780,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		South Carolina—0.7%
$8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.900%, 2/1/2017	$8,000,000
2,455,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.840%, 2/2/2017	2,455,000
		TOTAL	10,455,000
		South Dakota—0.2%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.750%, 2/2/2017	3,000,000
		Tennessee—1.2%
3,170,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.810%, 2/2/2017	3,170,000
12,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.900%, 2/1/2017	12,800,000
2,200,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2017	2,200,000
		TOTAL	18,170,000
		Texas—8.0%
6,600,000		Brazos River, TX, HBR Nav District, (Series 1996) Weekly VRDNs (BASF Corp.), 0.760%, 2/1/2017	6,600,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.750%, 2/2/2017	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.750%, 2/2/2017	2,100,000
18,100,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.960%, 2/2/2017	18,100,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.900%, 2/1/2017	4,000,000
72,975,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 0.720%, 2/1/2017	72,975,000
4,200,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2007) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 0.730%, 2/1/2017	4,200,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.810%, 2/2/2017	15,000,000
		TOTAL	125,925,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Utah—0.1%
$880,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.790%, 2/2/2017	$880,000
		Virginia—1.6%
5,600,000	[2,3]	Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 0.790%, 2/2/2017	5,600,000
19,725,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2003-0014), 1.000% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 2/23/2017	19,725,000
		TOTAL	25,325,000
		Washington—1.5%
2,195,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	2,195,000
15,000,000		Port of Seattle, WA Revenue, (Series 2008) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.750%, 2/1/2017	15,000,000
3,615,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.860%, 2/2/2017	3,615,000
2,620,000		Washington State EDFA, (Series 2008D: Skagit Valley Publishing) Weekly VRDNs (Wood Realty, LLC)/(U.S. Bank, N.A. LOC), 0.790%, 2/2/2017	2,620,000
		TOTAL	23,430,000
		Wisconsin—1.2%
6,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.780%, 2/2/2017	6,000,000
6,000,000		Sun Prairie, WI Area School District, 2.000% BANs, 6/1/2017	6,011,141
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	1,000,000
1,240,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.900%, 2/2/2017	1,240,000
4,160,000		Wisconsin State Public Finance Authority, (Series 2016) Weekly VRDNs (Birchwood Properties LP)/(FHLB of Des Moines LOC), 0.880%, 2/2/2017	4,160,000
		TOTAL	18,411,141
		TOTAL MUNICIPAL INVESTMENTS—100.4% (AT AMORTIZED COST)[4]	1,578,783,916
		OTHER ASSETS AND LIABILITIES - NET— (0.4)%[5]	(6,652,907)
		TOTAL NET ASSETS—100%	$1,572,131,009
Securities that are subject to the federal alternative minimum tax (AMT) represent 51.6% of the portfolio as calculated based upon total market value.
Semi-Annual Shareholder Report
13

1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $402,525,000, which represented 25.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $402,525,000, which represented 25.6% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
14

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.001	0.000[1]	0.000[1]	0.001	0.001
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.001	0.000[1]	0.000[1]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.35%	0.17%	0.01%	0.02%	0.05%	0.15%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.17%[4]	0.14%	0.16%	0.21%	0.21%[4]
Net investment income	0.55%[3]	0.11%	0.01%	0.01%	0.06%	0.14%
Expense waiver/reimbursement[5]	0.11%[3]	0.14%	0.16%	0.14%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$551,943	$1,003,993	$1,037,940	$1,242,908	$1,229,003	$2,268,337
1	Represents less than $0.0005.
2	Based on net asset value.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.17% and 0.21% for the years ended July 31, 2016 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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16

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$1,578,783,916
Cash		7,873,973
Income receivable		2,926,149
Receivable for shares sold		25,299,057
TOTAL ASSETS		1,614,883,095
Liabilities:
Payable for investments purchased	$34,175,891
Payable for shares redeemed	7,952,808
Income distribution payable	171,450
Payable to adviser (Note 4)	3,860
Payable for administrative fee (Note 4)	3,335
Payable for distribution services fee (Note 4)	119,364
Payable for other service fees (Note 4)	169,710
Accrued expenses (Note 4)	155,668
TOTAL LIABILITIES		42,752,086
Net assets for 1,571,901,489 shares outstanding		$1,572,131,009
Net Assets Consist of:
Paid-in capital		$1,571,881,177
Accumulated net realized gain on investments		245,601
Undistributed net investment income		4,231
TOTAL NET ASSETS		$1,572,131,009
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$66,365,663 ÷ 66,355,864 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$551,942,670 ÷ 551,861,333 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$444,467,145 ÷ 444,404,351 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$89,579,194 ÷ 89,565,968 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$197,027,908 ÷ 196,998,815 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$222,748,329 ÷ 222,715,057 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$6,393,941
Expenses:
Investment adviser fee (Note 4)		$1,656,215
Administrative fee (Note 4)		647,962
Custodian fees		29,751
Transfer agent fee (Note 2)		219,682
Directors'/Trustees' fees (Note 4)		7,499
Auditing fees		11,275
Legal fees		17,864
Portfolio accounting fees		125,066
Distribution services fee (Note 4)		887,762
Other service fees (Notes 2 and 4)		1,153,040
Share registration costs		88,139
Printing and postage		28,261
Miscellaneous (Note 4)		15,986
TOTAL EXPENSES		4,888,502
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(886,154)
Waiver/reimbursements of other operating expenses (Notes 2 and 4)	(519,690)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,405,844)
Net expenses			3,482,658
Net investment income			2,911,283
Net realized gain on investments			905,725
Change in net assets resulting from operations			$3,817,008
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,911,283	$1,449,136
Net realized gain on investments	905,725	879,501
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,817,008	2,328,637
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(14,308)	(679)
Wealth Shares	(1,662,675)	(1,069,355)
Service Shares	(714,905)	(181,253)
Cash II Shares	(5,940)	(9,458)
Cash Series Shares	(10,801)	(19,042)
Capital Shares	(500,755)	(166,361)
Trust Shares	(0)[1]	(0)[1]
Distributions from net realized gain on investments
Investment Shares	(43,455)	(0)[1]
Wealth Shares	(310,552)	(509,517)
Service Shares	(268,524)	(342,270)
Cash II Shares	(59,645)	(12,804)
Cash Series Shares	(145,110)	(105,910)
Capital Shares	(148,661)	(235,021)
Trust Shares	(0)[1]	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,885,331)	(2,651,670)
Share Transactions:
Proceeds from sale of shares	2,120,531,686	4,665,357,180
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	—	117,641,559
Net asset value of shares issued to shareholders in payment of distributions declared	2,483,110	1,384,686
Cost of shares redeemed	(2,679,243,666)	(4,980,693,314)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(556,228,870)	(196,309,889)
Change in net assets	(556,297,193)	(196,632,922)
Net Assets:
Beginning of period	2,128,428,202	2,325,061,124
End of period (including undistributed net investment income of $4,231 and $2,332, respectively)	$1,572,131,009	$2,128,428,202
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 diversified portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Investment Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
On December 11, 2015, the Fund acquired all of the net assets of Federated Municipal Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors on May 14, 2015. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Acquired Fund exchanged, a shareholder received one share of the Fund's Cash II Shares.
The Fund received net assets from Acquired Fund as the result of the tax-free reorganization as follows:
Cash II Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
117,641,559	$117,641,559	$2,501,325,401	$2,618,966,960
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21

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, are as follows:
Net investment income*	$1,455,776
Net realized gain on investments	$953,052
Net increase in net assets resulting from operations	$2,408,828
*	Net investment income reflects $6,640 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2016.
Effective December 31, 2015, Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class
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based on relative average daily net assets, except that Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,405,844 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Investment Shares	$32,473	$—
Wealth Shares	13,520	—
Service Shares	10,796	(152)
Cash II Shares	45,229	—
Cash Series Shares	112,673	—
Capital Shares	4,991	(4)
Trust Shares	0[1]	(0)[1]
TOTAL	$219,682	$(156)
1	Represents less than $1.00.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Investment Shares	$77,574	$(5,331)	$(10,300)
Service Shares	$583,715	$—	$—
Cash II Shares	$115,579	$(4,053)	$(57,530)
Cash Series Shares	$270,105	$(13,318)	$(227,583)
Capital Shares	$106,067	$—	$—
Trust Shares	$0[1]	$(0)[1]	$(0)[1]
TOTAL	$1,153,040	$(22,702)	$(295,413)
1	Represents less than $1.00.
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For the six months ended January 31, 2017, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	55,494,130	$55,494,130	69,828,940	$69,828,940
Shares issued to shareholders in payment of distributions declared	57,763	57,763	679	679
Shares redeemed	(45,507,394)	(45,507,394)	(13,518,354)	(13,518,354)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	10,044,499	$10,044,499	56,311,265	$56,311,265

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	1,145,583,991	$1,145,583,991	2,468,485,114	$2,468,485,114
Shares issued to shareholders in payment of distributions declared	775,599	775,599	506,230	506,230
Shares redeemed	(1,598,351,021)	(1,598,351,021)	(2,502,795,208)	(2,502,795,208)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(451,991,431)	$(451,991,431)	(33,803,864)	$(33,803,864)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	394,552,921	$394,552,921	1,126,592,313	$1,126,592,313
Shares issued to shareholders in payment of distributions declared	854,541	854,541	442,104	442,104
Shares redeemed	(535,814,724)	(535,814,724)	(1,268,262,586)	(1,268,262,586)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(140,407,262)	$(140,407,262)	(141,228,169)	$(141,228,169)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	41,940,488	$41,940,488	93,331,626	$93,331,626
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	—	—	117,641,559	117,641,559
Shares issued to shareholders in payment of distributions declared	65,314	65,314	22,039	22,039
Shares redeemed	(71,403,644)	(71,403,644)	(107,777,171)	(107,777,171)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(29,397,842)	$(29,397,842)	103,218,053	$103,218,053
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	220,907,276	$220,907,276	537,663,394	$537,663,394
Shares issued to shareholders in payment of distributions declared	155,841	155,841	124,951	124,951
Shares redeemed	(235,001,880)	(235,001,880)	(421,339,721)	(421,339,721)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(13,938,763)	$(13,938,763)	116,448,624	$116,448,624

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	262,052,880	$262,052,880	369,455,793	$369,455,793
Shares issued to shareholders in payment of distributions declared	574,052	574,052	288,683	288,683
Shares redeemed	(193,165,003)	(193,165,003)	(667,000,274)	(667,000,274)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	69,461,929	$69,461,929	(297,255,798)	$(297,255,798)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	—	$—	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(556,228,870)	$(556,228,870)	(196,309,889)	$(196,309,889)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2017, the Adviser voluntarily waived $886,154 of its fee and voluntarily reimbursed $156 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$77,689	$(9,323)
Cash II Shares	161,821	(5,302)
Cash Series Shares	648,252	(186,794)
Trust Shares	0[1]	(0)[1]
TOTAL	$887,762	$(201,419)
1	Represents less than $1.00.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2017, FSC retained $109,606 of fees paid by the Fund.
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Other Service Fees
For the six months ended January 31, 2017, FSSC received $349 and reimbursed $22,702 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78%, 0.21%, 0.46%, 0.91%, 1.05%, 0.31% and 0.61% (the “Fee Limit”), respectively up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $951,025,000 and $971,415,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
6. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,003.50	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$1.07
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2016
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who
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execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates
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have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
35

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
36

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
37

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
34427 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Automated	PTAXX
R	PTRXX
Wealth	PCOXX
Service	PRCXX
Cash II	PCDXX
Cash Series	PTSXX
Capital	PCCXX
Trust	PTTXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	32.5%
Other Repurchase Agreements and Repurchase Agreements	32.0%
Variable Rate Instruments	28.3%
Bank Instruments	7.2%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.6%[5]
8 to 30 Days	10.9%
31 to 90 Days	17.3%
91 to 180 Days	13.5%
181 Days or more	4.7%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include commercial paper and corporate bonds with interest rates that are fixed or that reset periodically.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 29.9% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—5.5%
		Finance - Banking—5.5%
$45,000,000		Bank of Montreal, 1.550%, 12/18/2017	$45,000,000
6,000,000		Citibank NA, New York, 1.300%, 7/20/2017	6,000,000
165,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.200% - 1.210%, 4/21/2017 - 6/8/2017	165,000,000
50,000,000		Toronto Dominion Bank, 1.400%, 10/17/2017	50,000,000
60,000,000		Wells Fargo Bank, N.A., 1.300%, 10/20/2017 - 11/9/2017	60,000,000
		TOTAL CERTIFICATES OF DEPOSIT	326,000,000
		COMMERCIAL PAPER—31.5%[1]
		Aerospace/Auto—0.3%
20,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 1.288%, 7/11/2017	19,886,222
		Finance - Banking—11.9%
60,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.053%, 3/10/2017	59,935,250
20,000,000	[2,3]	Bank of Nova Scotia, Toronto, 1.415%, 9/18/2017	19,821,889
125,000,000		Banque et Caisse d'Epargne de L'Etat, 1.137%, 5/19/2017	124,580,174
81,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.327% - 1.415%, 10/6/2017 - 11/3/2017	80,193,451
20,000,000	[2,3]	Canadian Imperial Bank of Commerce, 1.380%, 10/26/2017	19,797,377
50,000,000		Credit Agricole Corporate and Investment Bank, 0.680%, 2/1/2017	50,000,000
74,750,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.851%, 2/2/2017	74,748,235
35,000,000		J.P. Morgan Securities LLC, 1.211%, 7/28/2017	34,793,500
22,500,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.901%, 3/31/2017	22,467,375
50,000,000	[2,3]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.013%, 3/6/2017	49,953,708
160,000,000	[2,3]	NRW.Bank, 1.053% - 1.073%, 3/27/2017 - 4/4/2017	159,737,100
		TOTAL	696,028,059
		Finance - Retail—6.9%
126,000,000	[2,3]	Barton Capital S.A., 0.821% - 0.972%, 2/3/2017 - 3/3/2017	125,917,263
25,000,000	[2,3]	CAFCO, LLC, 1.167%, 5/22/2017	24,911,389
75,000,000	[2,3]	CHARTA, LLC, 1.106% - 1.298%, 5/8/2017 - 6/15/2017	74,686,583
3,000,000	[2,3]	Old Line Funding, LLC, 1.053%, 4/18/2017	2,993,350
175,000,000	[2,3]	Starbird Funding Corp., 0.952% - 1.093%, 2/1/2017 - 5/5/2017	174,769,021
		TOTAL	403,277,606
		Finance - Securities—4.9%
289,100,000	[2,3]	Anglesea Funding LLC, 1.103% - 1.309%, 4/13/2017 - 7/13/2017	287,825,519
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Sovereign—7.5%
$225,000,000	[2,3]	Caisse des Depots et Consignations (CDC), 0.897%, 2/6/2017	$224,972,031
1,000,000	[2,3]	Erste Abwicklungsanstalt, 1.144%, 4/24/2017	997,404
215,500,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.983% - 1.104%, 3/17/2017 - 6/8/2017	214,976,207
		TOTAL	440,945,642
		TOTAL COMMERCIAL PAPER	1,847,963,048
		CORPORATE BONDS—1.0%
		Finance - Banking—0.9%
53,406,000	[2,3]	ABN Amro Bank NV, 4.250%, 2/2/2017	53,410,484
		Insurance—0.1%
5,671,000	[2,3]	Metropolitan Life Global Funding I, 1.300%, 4/10/2017	5,672,442
		TOTAL CORPORATE BONDS	59,082,926
		NOTES - VARIABLE—28.3%[4]
		Aerospace/Auto—2.4%
143,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.151%, 2/7/2017	143,000,000
		Finance - Automotive—0.1%
7,600,000		Toyota Motor Credit Corp., 1.144%, 2/2/2017	7,603,251
		Finance - Banking—16.4%
2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.800%, 2/2/2017	2,000,000
55,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.467%, 2/15/2017	55,000,000
75,000,000		Bank of Montreal, 1.231%, 2/3/2017	75,000,000
50,000,000		Bank of Montreal, 1.235%, 3/1/2017	50,000,000
33,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.301%, 4/21/2017	33,000,546
100,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.380%, 4/20/2017	100,000,000
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B), (Commerce Bank, N.A., Kansas City LOC), 0.740%, 2/2/2017	10,000,000
75,000,000		Canadian Imperial Bank of Commerce, 1.167%, 2/21/2017	75,000,000
3,000,000		Canadian Imperial Bank of Commerce, 1.188%, 2/27/2017	3,000,000
7,990,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 0.750%, 2/2/2017	7,990,000
4,800,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.870%, 2/1/2017	4,800,000
34,610,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	34,610,000
5,910,000		First Christian Church of Florrisant, (Series 2008), (BMO Harris Bank, N.A. LOC), 1.000%, 2/2/2017	5,910,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Finance - Banking—continued
$4,070,000	Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.770%, 2/2/2017	$4,070,000
6,065,000	Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	6,065,000
17,575,000	Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	17,575,000
40,000,000	J.P. Morgan Securities LLC, 1.339%, 4/28/2017	40,000,000
100,000,000	J.P. Morgan Securities LLC, 1.345%, 4/19/2017	100,000,000
1,150,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.740%, 2/1/2017	1,150,000
200,000	Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.730%, 2/2/2017	200,000
25,000,000	Michigan State Finance Authority Revenue, (Series 2010-A), (Bank of America N.A. LOC), 0.700%, 2/2/2017	25,000,000
25,000,000	Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.730%, 2/2/2017	25,000,000
1,620,000	Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.850%, 2/2/2017	1,620,000
19,670,000	Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	19,670,000
3,945,000	PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	3,945,000
29,435,000	Panel Rey S.A., (Series 2016), (Citibank NA, New York LOC), 0.750%, 2/2/2017	29,435,000
4,490,000	Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 0.900%, 2/1/2017	4,490,000
15,000,000	SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.750%, 2/2/2017	15,000,000
12,575,000	Saint Paul Minnesota Sales Tax Revenue, Revenue Bond - Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.720%, 2/2/2017	12,575,000
6,720,000	St. Andrew United Methodist Church, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.770%, 2/2/2017	6,720,000
1,900,000	Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.870%, 2/3/2017	1,900,000
9,825,000	Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	9,825,000
100,000,000	Toronto Dominion Bank, 1.183%, 2/8/2017	100,000,000
41,500,000	Toronto Dominion Bank, 1.296%, 2/22/2017	41,500,000
7,100,000	Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.820%, 2/1/2017	7,100,000
7,000,000	Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.710%, 2/1/2017	7,000,000
10,000,000	Wells Fargo Bank, N.A., 1.249%, 2/21/2017	10,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$14,470,000		Wells Fargo Bank, N.A., 1.334%, 3/2/2017	$14,479,612
		TOTAL	960,630,158
		Finance - Commercial—0.3%
6,100,000	[2,3]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 0.820%, 2/2/2017	6,100,000
11,210,000	[2,3]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.750%, 2/2/2017	11,210,000
		TOTAL	17,310,000
		Finance - Retail—6.6%
45,000,000	[2,3]	Old Line Funding, LLC, 1.173%, 2/6/2017	45,000,000
100,000,000	[2,3]	Old Line Funding, LLC, 1.213%, 2/10/2017	100,000,000
100,000,000	[2,3]	Old Line Funding, LLC, 1.221%, 2/2/2017	100,000,000
30,000,000	[2,3]	Thunder Bay Funding, LLC, 1.186%, 2/9/2017	30,000,000
60,000,000	[2,3]	Thunder Bay Funding, LLC, 1.195%, 2/24/2017	60,000,000
50,000,000	[2,3]	Thunder Bay Funding, LLC, 1.262%, 2/6/2017	50,000,000
		TOTAL	385,000,000
		Government Agency—2.5%
6,700,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	6,700,000
235,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.700%, 2/2/2017	235,000
19,770,000		Capital Trust Agency, FL, (FNMA LOC), 0.750%, 2/2/2017	19,770,000
8,400,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.750%, 2/2/2017	8,400,000
4,675,000		Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 1.070%, 2/2/2017	4,675,000
3,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	3,000,000
1,500,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	1,500,000
730,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.980%, 2/2/2017	730,000
32,000,000		Landing at College Square, LLC, The Landing at College Square Apartments—Series 2015-A, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	32,000,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.750%, 2/2/2017	7,450,000
12,320,000		Public Finance Authority, Brannan Park Project Series 2015, (FHLB of San Francisco LOC), 0.690%, 2/1/2017	12,320,000
30,795,000		Sunroad Centrum Apartments 23, L.P., Centrum Apartments Project (Series 2015-A), (FHLB of San Francisco LOC), 0.740%, 2/2/2017	30,795,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Government Agency—continued
$9,000,000	Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, (Series 2016-A), (FHLB of San Francisco LOC), 0.740%, 2/2/2017	$9,000,000
6,000,000	Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, (Series 2016-B), (FHLB of San Francisco LOC), 0.749%, 2/2/2017	6,000,000
3,665,000	Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 1.070%, 2/2/2017	3,665,000
	TOTAL	146,240,000
	TOTAL NOTES - VARIABLE	1,659,783,409
	TIME DEPOSIT—1.7%
	Finance - Banking—1.7%
100,000,000	DNB Bank ASA, 0.550%, 2/1/2017	100,000,000
	OTHER REPURCHASE AGREEMENTS—19.6%
	Finance - Banking—19.6%
20,000,000	BMO Capital Markets Corp., 0.76%, dated 1/31/2017, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,002,006 on 2/1/2017, in which corporate bonds and medium-term notes with a market value of $96,902,046 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
214,251,000	BNP Paribas SA, 0.79%-0.96%, dated 1/31/2017, interest in a $275,000,000 collateralized loan agreement will repurchase securities provided as collateral for $275,005,645 on 2/1/2017, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $280,507,475 have been received as collateral and held with BNY Mellon as tri-party agent.	214,251,000
55,000,000	Credit Suisse Securities (USA) LLC, 0.80%, dated 1/25/2017, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,015,556 on 2/1/2017, in which U.S. Treasury with a market value of $102,014,958 have been received as collateral and held with JPMorgan Chase as tri-party agent.	55,000,000
269,600,000	HSBC Securities (USA), Inc., 0.76%-0.86%, dated 1/31/2017, interest in a $480,000,000 collateralized loan agreement will repurchase securities provided as collateral for $480,010,772 on 2/1/2017, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $489,607,076 have been received as collateral and held with BNY Mellon as tri-party agent.	269,600,000
195,000,000	ING Financial Markets LLC, 0.76%, dated 1/31/2017, interest in a $245,000,000 collateralized loan agreement will repurchase securities provided as collateral for $245,005,172 on 2/1/2017, in which corporate bonds and medium-term notes with a market value of $249,905,242 have been received as collateral and held with JPMorgan Chase as tri-party agent.	195,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	J.P. Morgan Securities LLC, 1.00%, dated 11/10/2016, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,250,000 on 2/8/2017, in which asset-backed securities with a market value of $102,232,461 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$50,000,000
125,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.88%, dated 1/4/2017-1/10/2017, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,110,000 on 2/3/2017, in which corporate bonds, common stocks, medium-term notes, convertible bonds, American depository receipts, unit trust, preferred stock, municipal bonds, commercial paper and exchange-traded funds with a market value of $153,090,866 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
100,000,000	Mizuho Securities USA, Inc., 1.84%, dated 10/27/2016, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,490,667 on 3/28/2017, in which collateralized mortgage obligations with a market value of $163,241,707 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
74,800,000	RBC Capital Markets, LLC, 0.76%, dated 1/31/2017, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,167 on 2/1/2017, in which municipal bonds with a market value of $153,003,230 have been received as collateral and held with BNY Mellon as tri-party agent.	74,800,000
50,000,000	Wells Fargo Securities LLC, 1.47%, dated 11/10/2016, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,275,625 on 2/8/2017, in which collateralized mortgage obligations with a market value of $76,759,271 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,153,651,000
	REPURCHASE AGREEMENT—12.4%
	Finance - Banking—12.4%
728,000,000	Interest in $2,450,000,000 joint repurchase agreement 0.56%, dated 1/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,038,111 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2062 and the market value of those underlying securities was $2,511,277,889.	728,000,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	5,874,480,383
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(1,635,081)
	TOTAL NET ASSETS—100%	$5,872,845,302
Semi-Annual Shareholder Report
7

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $2,268,096,624, which represented 38.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $2,268,096,624, which represented 38.6% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.10%	0.05%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.52%[5]	0.48%	0.30%[5]
Net investment income	0.17%[5]	0.07%	0.02%[5]
Expense waiver/reimbursement[6]	0.13%[5]	0.14%	0.35%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$488,730	$1,100,224	$121,723
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.005%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.70%[5]	0.56%	0.31%[5]
Net investment income	0.01%[5]	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.64%[5]	0.73%	0.99%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$162,347	$231,222	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.005%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.003	0.000[1]	0.000[1]	0.001	0.002
Net realized gain on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.003	0.000[1]	0.000[1]	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.003)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.26%	0.27%	0.05%	0.03%	0.10%	0.18%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.47%[3]	0.26%	0.05%	0.03%	0.10%	0.18%
Expense waiver/reimbursement[4]	0.13%[3]	0.10%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,290,761	$6,447,093	$10,562,802	$10,709,538	$16,653,985	$19,275,552
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	0.08%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%[3]	0.40%	0.24%	0.22%	0.30%	0.37%
Net investment income	0.24%[3]	0.08%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.13%[3]	0.16%	0.30%	0.31%	0.24%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,264,341	$2,044,619	$1,959,603	$1,032,001	$1,058,246	$949,905
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.69%[5]	0.54%	0.30%[5]
Net investment income	0.03%[5]	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.35%[5]	0.46%	0.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,276,904	$1,477,770	$211,294
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.005%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.67%[5]	0.51%	0.30%[5]
Net investment income	0.01%[5]	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.63%[5]	0.74%	0.95%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$189,397	$472,110	$9,734
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than $0.005.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.002	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.002	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.002)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.21%	0.17%	0.01%	0.01%	0.02%	0.08%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.24%	0.22%	0.28%	0.30%
Net investment income	0.32%[3]	0.17%	0.01%	0.01%	0.02%	0.08%
Expense waiver/reimbursement[4]	0.12%[3]	0.10%	0.15%	0.17%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$165,333	$1,570,124	$2,139,131	$2,616,257	$2,883,158	$2,655,471
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.05%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.61%[5]	0.55%	0.30%[5]
Net investment income	0.07%[5]	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.22%[5]	0.26%	0.50%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$35,032	$83,706	$1,249
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.005%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$1,881,651,000
Investment in securities	3,992,829,383
Total investment in securities, at amortized cost and fair value		$5,874,480,383
Cash		285,328
Income receivable		4,202,395
Receivable for shares sold		13,066,353
TOTAL ASSETS		5,892,034,459
Liabilities:
Payable for shares redeemed	$16,235,712
Income distribution payable	681,427
Payable to adviser (Note 4)	9,854
Payable for administrative fee (Note 4)	12,601
Payable for transfer agent fee	767,595
Payable for distribution services fee (Note 4)	533,401
Payable for other service fees (Notes 2 and 4)	718,856
Accrued expenses (Note 4)	229,711
TOTAL LIABILITIES		19,189,157
Net assets for 5,872,845,555 shares outstanding		$5,872,845,302
Net Assets Consist of:
Paid-in capital		$5,872,836,639
Accumulated net realized gain on investments		7,572
Undistributed net investment income		1,091
TOTAL NET ASSETS		$5,872,845,302
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$488,729,878 ÷ 488,729,899 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$162,346,982 ÷ 162,346,989 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$2,290,760,712 ÷ 2,290,760,811 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,264,341,473 ÷ 1,264,341,528 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,276,903,781 ÷ 1,276,903,835 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$189,397,111 ÷ 189,397,119 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$165,333,122 ÷ 165,333,129 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$35,032,243 ÷ 35,032,245 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$26,166,413
Expenses:
Investment adviser fee (Note 4)		$7,622,810
Administrative fee (Note 4)		2,982,004
Custodian fees		213,048
Transfer agent fee (Note 2)		2,511,462
Directors'/Trustees' fees (Note 4)		48,189
Auditing fees		11,275
Legal fees		5,927
Portfolio accounting fees		136,804
Distribution services fee (Note 4)		3,986,910
Other service fees (Notes 2 and 4)		5,353,295
Share registration costs		164,422
Printing and postage		216,428
Miscellaneous (Note 4)		94,415
TOTAL EXPENSES		23,346,989
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(4,898,012)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(2,870,786)
TOTAL WAIVERS AND REIMBURSEMENTS		(7,768,798)
Net expenses			15,578,191
Net investment income			10,588,222
Net realized gain on investments			33,983
Change in net assets resulting from operations			$10,622,205
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,588,222	$33,630,389
Net realized gain on investments	33,983	27,934
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,622,205	33,658,323
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(537,113)	(536,194)
Class R Shares	(8,352)	(14,082)
Wealth Shares	(7,142,247)	(27,628,538)
Service Shares	(1,845,352)	(1,556,418)
Cash II Shares	(187,939)	(105,609)
Cash Series Shares	(19,515)	(36,963)
Capital Shares	(851,547)	(3,719,282)
Trust Shares	(17,327)	(6,934)
Distributions from net realized gain on investments
Automated Shares	(3,333)	(1,065)
Class R Shares	(942)	—
Wealth Shares	(15,632)	(95,590)
Service Shares	(7,720)	(17,277)
Cash II Shares	(7,151)	(1,883)
Cash Series Shares	(2,387)	(486)
Capital Shares	(2,404)	(19,348)
Trust Shares	(251)	(12)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,649,212)	(33,739,681)
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Share Transactions:
Proceeds from sale of shares	9,403,210,085	67,795,820,355
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	1,162,877,938
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Prime Cash Series	—	1,311,258,109
Net asset value of shares issued to shareholders in payment of distributions declared	5,874,608	14,934,051
Cost of shares redeemed	(16,963,080,555)	(71,863,477,484)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,553,995,862)	(1,578,587,031)
Change in net assets	(7,554,022,869)	(1,578,668,389)
Net Assets:
Beginning of period	13,426,868,171	15,005,536,560
End of period (including undistributed net investment income of $1,091 and $22,261, respectively)	$5,872,845,302	$13,426,868,171
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
On December 11, 2015, the Fund acquired all of the net assets of Federated Automated Cash Management Trust and Federated Prime Cash Series (the “Acquired Funds”), each an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds Board of Trustees/Directors on May 29, 2015. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Federated Automated Cash Management Trust Service Shares exchanged, a shareholder received one share of the Fund's Automated Shares.
For every one share of Automated Cash Management Trust Cash II Shares exchanged, a shareholder received one share of the Fund's Trust Shares.
For every one share of Automated Cash Management Trust Class R Shares exchanged, a shareholder received one share of the Fund's Class R Shares.
For every one share of Federated Prime Cash Series Shares exchanged, a shareholder received one share of the Fund's Cash II Shares.
Semi-Annual Shareholder Report
22

The Fund received net assets from the Acquired Funds as the result of the tax-free reorganization as follows:
Shares of the Fund Issued to Shareholders of Automated Cash Manage- ment Trust	Shares of the Fund Issued to Shareholders of Federated Prime Cash Series	Automated Cash Management Trust Net Assets Received	Federated Prime Cash Series Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[1]
1,162,867,080	1,311,258,123	$1,162,877,938	$1,311,258,109	$15,893,467,327	$18,367,603,374
1	Net Assets of the Fund Immediately After Combination includes the net assets received from both of the Acquired Funds which were reorganized into the Fund on December 11, 2015.

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, were as follows:
Net investment income*	$33,784,550
Net realized gain on investments	$170,869
Net increase in net assets resulting from operations	$33,955,419
*	Net investment income includes $154,161 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the earnings of the Acquired Funds that have been included in the Fund's Statement of Changes in Net Assets for the year ended July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee“) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the
Semi-Annual Shareholder Report
23

relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class
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based on relative average daily net assets, except that Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $7,768,798 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$316,748	$(1,941)
Class R Shares	248,010	(17,655)
Wealth Shares	464,955	(128)
Service Shares	247,980	—
Cash II Shares	869,472	(7,517)
Cash Series Shares	284,163	(37,322)
Capital Shares	71,790	(4)
Trust Shares	8,344	(124)
TOTAL	$2,511,462	$(64,691)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$784,133	$(1,351)	$(6,530)
Class R Shares	209,351	(9,313)	(181,998)
Service Shares	1,877,858	(850)	—
Cash II Shares	1,661,393	(27,507)	(1,057,045)
Cash Series Shares	487,437	(4,627)	(437,063)
Capital Shares	268,396	—	—
Trust Shares	64,727	(813)	(22,965)
TOTAL	$5,353,295	$(44,461)	$(1,705,601)
For the six months ended January 31, 2017, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	521,904,206	$521,904,206	1,414,397,209	$1,414,384,998
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	—	774,699,768	774,707,550
Shares issued to shareholders in payment of distributions declared	512,526	512,526	502,367	502,367
Shares redeemed	(1,133,908,863)	(1,133,908,863)	(1,211,099,715)	(1,211,099,715)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(611,492,131)	$(611,492,131)	978,499,629	$978,495,200
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	43,777,571	$43,777,571	116,729,863	$116,728,004
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	—	220,182,634	220,184,401
Shares issued to shareholders in payment of distributions declared	8,981	8,981	14,004	14,004
Shares redeemed	(112,661,270)	(112,661,270)	(105,704,894)	(105,704,894)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(68,874,718)	$(68,874,718)	231,221,607	$231,221,515

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	5,987,553,303	$5,987,553,303	55,021,194,165	$55,021,203,969
Shares issued to shareholders in payment of distributions declared	3,127,935	3,127,935	12,532,222	12,532,222
Shares redeemed	(10,147,000,417)	(10,147,000,417)	(59,149,379,984)	(59,149,379,984)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(4,156,319,179)	$(4,156,319,179)	(4,115,653,597)	$(4,115,643,793)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	859,228,314	$859,228,314	3,438,092,496	$3,438,096,993
Shares issued to shareholders in payment of distributions declared	1,669,357	1,669,357	1,108,224	1,108,224
Shares redeemed	(1,641,170,942)	(1,641,170,942)	(3,354,177,447)	(3,354,177,447)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(780,273,271)	$(780,273,271)	85,023,273	$85,027,770
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	861,131,417	$861,131,417	1,442,588,394	$1,442,588,679
Shares issued in connection with the tax-free transfer of assets from Federated Prime Cash Series	—	—	1,311,258,122	1,311,258,109
Shares issued to shareholders in payment of distributions declared	193,314	193,314	106,818	106,818
Shares redeemed	(1,062,187,785)	(1,062,187,785)	(1,487,478,925)	(1,487,478,925)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(200,863,054)	$(200,863,054)	1,266,474,409	$1,266,474,681

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	151,514,433	$151,514,433	809,066,697	$809,066,834
Shares issued to shareholders in payment of distributions declared	20,693	20,693	37,431	37,431
Shares redeemed	(434,247,324)	(434,247,324)	(346,729,090)	(346,729,090)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(282,712,198)	$(282,712,198)	462,375,038	$462,375,175

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	931,026,362	$931,026,362	5,348,194,162	$5,348,194,810
Shares issued to shareholders in payment of distributions declared	325,057	325,057	628,202	628,202
Shares redeemed	(2,336,139,260)	(2,336,139,260)	(5,917,817,289)	(5,917,817,289)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,404,787,841)	$(1,404,787,841)	(568,994,925)	$(568,994,277)
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	47,074,479	$47,074,479	205,557,371	$205,556,068
Shares issued to shareholders in payment of distributions declared	—	—	167,984,680	167,985,987
Shares issued to shareholders in payment of distributions declared	16,745	16,745	4,783	4,783
Shares redeemed	(95,764,694)	(95,764,694)	(291,090,140)	(291,090,140)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(48,673,470)	$(48,673,470)	82,456,694	$82,456,698
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,553,995,862)	$(7,553,995,862)	(1,578,597,872)	$(1,578,587,031)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2017, the Adviser voluntarily waived $4,898,012 of its fee and voluntarily reimbursed $64,691 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$426,384	$(221,716)
Cash II Shares	2,325,950	(333,231)
Cash Series Shares	1,169,849	(500,357)
Trust Shares	64,727	(729)
TOTAL	$3,986,910	$(1,056,033)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $17,399 and reimbursed $44,461 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”):
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(a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $278,905,000.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2017, the Fund had no outstanding loans. During the six months ended January 31, 2017, the Fund did not utilize the LOC.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
8. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,001.00	$2.62
Class R Shares	$1,000	$1,000.10	$3.53[2]
Wealth Shares	$1,000	$1,002.60	$1.01
Service Shares	$1,000	$1,001.30	$2.27
Cash II Shares	$1,000	$1,000.20	$3.48[3]
Cash Series Shares	$1,000	$1,000.10	$3.38[4]
Capital Shares	$1,000	$1,002.10	$1.51
Trust Shares	$1,000	$1,000.50	$3.08[5]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.60	$2.65
Class R Shares	$1,000	$1,021.70	$3.57[2]
Wealth Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,022.90	$2.29
Cash II Shares	$1,000	$1,021.70	$3.52[3]
Cash Series Shares	$1,000	$1,021.80	$3.41[4]
Capital Shares	$1,000	$1,023.70	$1.53
Trust Shares	$1,000	$1,022.10	$3.11[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.52%
Class R Shares	0.70%
Wealth Shares	0.20%
Service Shares	0.45%
Cash II Shares	0.69%
Cash Series Shares	0.67%
Capital Shares	0.30%
Trust Shares	0.61%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.80 and $5.85, respectively.
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3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.54 and $4.58, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.29 and $5.35, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for
Semi-Annual Shareholder Report
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providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report
40

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
43

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
45

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450198 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Wealth	PCOXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	32.5%
Other Repurchase Agreements and Repurchase Agreements	32.0%
Variable Rate Instruments	28.3%
Bank Instruments	7.2%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.6%[5]
8 to 30 Days	10.9%
31 to 90 Days	17.3%
91 to 180 Days	13.5%
181 Days or more	4.7%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include commercial paper and corporate bonds with interest rates that are fixed or that reset periodically.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 29.9% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—5.5%
		Finance - Banking—5.5%
$45,000,000		Bank of Montreal, 1.550%, 12/18/2017	$45,000,000
6,000,000		Citibank NA, New York, 1.300%, 7/20/2017	6,000,000
165,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.200% - 1.210%, 4/21/2017 - 6/8/2017	165,000,000
50,000,000		Toronto Dominion Bank, 1.400%, 10/17/2017	50,000,000
60,000,000		Wells Fargo Bank, N.A., 1.300%, 10/20/2017 - 11/9/2017	60,000,000
		TOTAL CERTIFICATES OF DEPOSIT	326,000,000
		COMMERCIAL PAPER—31.5%[1]
		Aerospace/Auto—0.3%
20,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 1.288%, 7/11/2017	19,886,222
		Finance - Banking—11.9%
60,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.053%, 3/10/2017	59,935,250
20,000,000	[2,3]	Bank of Nova Scotia, Toronto, 1.415%, 9/18/2017	19,821,889
125,000,000		Banque et Caisse d'Epargne de L'Etat, 1.137%, 5/19/2017	124,580,174
81,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.327% - 1.415%, 10/6/2017 - 11/3/2017	80,193,451
20,000,000	[2,3]	Canadian Imperial Bank of Commerce, 1.380%, 10/26/2017	19,797,377
50,000,000		Credit Agricole Corporate and Investment Bank, 0.680%, 2/1/2017	50,000,000
74,750,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.851%, 2/2/2017	74,748,235
35,000,000		J.P. Morgan Securities LLC, 1.211%, 7/28/2017	34,793,500
22,500,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.901%, 3/31/2017	22,467,375
50,000,000	[2,3]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.013%, 3/6/2017	49,953,708
160,000,000	[2,3]	NRW.Bank, 1.053% - 1.073%, 3/27/2017 - 4/4/2017	159,737,100
		TOTAL	696,028,059
		Finance - Retail—6.9%
126,000,000	[2,3]	Barton Capital S.A., 0.821% - 0.972%, 2/3/2017 - 3/3/2017	125,917,263
25,000,000	[2,3]	CAFCO, LLC, 1.167%, 5/22/2017	24,911,389
75,000,000	[2,3]	CHARTA, LLC, 1.106% - 1.298%, 5/8/2017 - 6/15/2017	74,686,583
3,000,000	[2,3]	Old Line Funding, LLC, 1.053%, 4/18/2017	2,993,350
175,000,000	[2,3]	Starbird Funding Corp., 0.952% - 1.093%, 2/1/2017 - 5/5/2017	174,769,021
		TOTAL	403,277,606
		Finance - Securities—4.9%
289,100,000	[2,3]	Anglesea Funding LLC, 1.103% - 1.309%, 4/13/2017 - 7/13/2017	287,825,519
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Sovereign—7.5%
$225,000,000	[2,3]	Caisse des Depots et Consignations (CDC), 0.897%, 2/6/2017	$224,972,031
1,000,000	[2,3]	Erste Abwicklungsanstalt, 1.144%, 4/24/2017	997,404
215,500,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.983% - 1.104%, 3/17/2017 - 6/8/2017	214,976,207
		TOTAL	440,945,642
		TOTAL COMMERCIAL PAPER	1,847,963,048
		CORPORATE BONDS—1.0%
		Finance - Banking—0.9%
53,406,000	[2,3]	ABN Amro Bank NV, 4.250%, 2/2/2017	53,410,484
		Insurance—0.1%
5,671,000	[2,3]	Metropolitan Life Global Funding I, 1.300%, 4/10/2017	5,672,442
		TOTAL CORPORATE BONDS	59,082,926
		NOTES - VARIABLE—28.3%[4]
		Aerospace/Auto—2.4%
143,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.151%, 2/7/2017	143,000,000
		Finance - Automotive—0.1%
7,600,000		Toyota Motor Credit Corp., 1.144%, 2/2/2017	7,603,251
		Finance - Banking—16.4%
2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.800%, 2/2/2017	2,000,000
55,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.467%, 2/15/2017	55,000,000
75,000,000		Bank of Montreal, 1.231%, 2/3/2017	75,000,000
50,000,000		Bank of Montreal, 1.235%, 3/1/2017	50,000,000
33,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.301%, 4/21/2017	33,000,546
100,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.380%, 4/20/2017	100,000,000
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B), (Commerce Bank, N.A., Kansas City LOC), 0.740%, 2/2/2017	10,000,000
75,000,000		Canadian Imperial Bank of Commerce, 1.167%, 2/21/2017	75,000,000
3,000,000		Canadian Imperial Bank of Commerce, 1.188%, 2/27/2017	3,000,000
7,990,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 0.750%, 2/2/2017	7,990,000
4,800,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.870%, 2/1/2017	4,800,000
34,610,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	34,610,000
5,910,000		First Christian Church of Florrisant, (Series 2008), (BMO Harris Bank, N.A. LOC), 1.000%, 2/2/2017	5,910,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Finance - Banking—continued
$4,070,000	Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.770%, 2/2/2017	$4,070,000
6,065,000	Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	6,065,000
17,575,000	Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	17,575,000
40,000,000	J.P. Morgan Securities LLC, 1.339%, 4/28/2017	40,000,000
100,000,000	J.P. Morgan Securities LLC, 1.345%, 4/19/2017	100,000,000
1,150,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.740%, 2/1/2017	1,150,000
200,000	Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.730%, 2/2/2017	200,000
25,000,000	Michigan State Finance Authority Revenue, (Series 2010-A), (Bank of America N.A. LOC), 0.700%, 2/2/2017	25,000,000
25,000,000	Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.730%, 2/2/2017	25,000,000
1,620,000	Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.850%, 2/2/2017	1,620,000
19,670,000	Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	19,670,000
3,945,000	PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	3,945,000
29,435,000	Panel Rey S.A., (Series 2016), (Citibank NA, New York LOC), 0.750%, 2/2/2017	29,435,000
4,490,000	Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 0.900%, 2/1/2017	4,490,000
15,000,000	SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.750%, 2/2/2017	15,000,000
12,575,000	Saint Paul Minnesota Sales Tax Revenue, Revenue Bond - Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.720%, 2/2/2017	12,575,000
6,720,000	St. Andrew United Methodist Church, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.770%, 2/2/2017	6,720,000
1,900,000	Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.870%, 2/3/2017	1,900,000
9,825,000	Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	9,825,000
100,000,000	Toronto Dominion Bank, 1.183%, 2/8/2017	100,000,000
41,500,000	Toronto Dominion Bank, 1.296%, 2/22/2017	41,500,000
7,100,000	Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.820%, 2/1/2017	7,100,000
7,000,000	Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.710%, 2/1/2017	7,000,000
10,000,000	Wells Fargo Bank, N.A., 1.249%, 2/21/2017	10,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$14,470,000		Wells Fargo Bank, N.A., 1.334%, 3/2/2017	$14,479,612
		TOTAL	960,630,158
		Finance - Commercial—0.3%
6,100,000	[2,3]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 0.820%, 2/2/2017	6,100,000
11,210,000	[2,3]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.750%, 2/2/2017	11,210,000
		TOTAL	17,310,000
		Finance - Retail—6.6%
45,000,000	[2,3]	Old Line Funding, LLC, 1.173%, 2/6/2017	45,000,000
100,000,000	[2,3]	Old Line Funding, LLC, 1.213%, 2/10/2017	100,000,000
100,000,000	[2,3]	Old Line Funding, LLC, 1.221%, 2/2/2017	100,000,000
30,000,000	[2,3]	Thunder Bay Funding, LLC, 1.186%, 2/9/2017	30,000,000
60,000,000	[2,3]	Thunder Bay Funding, LLC, 1.195%, 2/24/2017	60,000,000
50,000,000	[2,3]	Thunder Bay Funding, LLC, 1.262%, 2/6/2017	50,000,000
		TOTAL	385,000,000
		Government Agency—2.5%
6,700,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	6,700,000
235,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.700%, 2/2/2017	235,000
19,770,000		Capital Trust Agency, FL, (FNMA LOC), 0.750%, 2/2/2017	19,770,000
8,400,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.750%, 2/2/2017	8,400,000
4,675,000		Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 1.070%, 2/2/2017	4,675,000
3,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	3,000,000
1,500,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	1,500,000
730,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.980%, 2/2/2017	730,000
32,000,000		Landing at College Square, LLC, The Landing at College Square Apartments—Series 2015-A, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	32,000,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.750%, 2/2/2017	7,450,000
12,320,000		Public Finance Authority, Brannan Park Project Series 2015, (FHLB of San Francisco LOC), 0.690%, 2/1/2017	12,320,000
30,795,000		Sunroad Centrum Apartments 23, L.P., Centrum Apartments Project (Series 2015-A), (FHLB of San Francisco LOC), 0.740%, 2/2/2017	30,795,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Government Agency—continued
$9,000,000	Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, (Series 2016-A), (FHLB of San Francisco LOC), 0.740%, 2/2/2017	$9,000,000
6,000,000	Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, (Series 2016-B), (FHLB of San Francisco LOC), 0.749%, 2/2/2017	6,000,000
3,665,000	Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 1.070%, 2/2/2017	3,665,000
	TOTAL	146,240,000
	TOTAL NOTES - VARIABLE	1,659,783,409
	TIME DEPOSIT—1.7%
	Finance - Banking—1.7%
100,000,000	DNB Bank ASA, 0.550%, 2/1/2017	100,000,000
	OTHER REPURCHASE AGREEMENTS—19.6%
	Finance - Banking—19.6%
20,000,000	BMO Capital Markets Corp., 0.76%, dated 1/31/2017, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,002,006 on 2/1/2017, in which corporate bonds and medium-term notes with a market value of $96,902,046 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
214,251,000	BNP Paribas SA, 0.79%-0.96%, dated 1/31/2017, interest in a $275,000,000 collateralized loan agreement will repurchase securities provided as collateral for $275,005,645 on 2/1/2017, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $280,507,475 have been received as collateral and held with BNY Mellon as tri-party agent.	214,251,000
55,000,000	Credit Suisse Securities (USA) LLC, 0.80%, dated 1/25/2017, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,015,556 on 2/1/2017, in which U.S. Treasury with a market value of $102,014,958 have been received as collateral and held with JPMorgan Chase as tri-party agent.	55,000,000
269,600,000	HSBC Securities (USA), Inc., 0.76%-0.86%, dated 1/31/2017, interest in a $480,000,000 collateralized loan agreement will repurchase securities provided as collateral for $480,010,772 on 2/1/2017, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $489,607,076 have been received as collateral and held with BNY Mellon as tri-party agent.	269,600,000
195,000,000	ING Financial Markets LLC, 0.76%, dated 1/31/2017, interest in a $245,000,000 collateralized loan agreement will repurchase securities provided as collateral for $245,005,172 on 2/1/2017, in which corporate bonds and medium-term notes with a market value of $249,905,242 have been received as collateral and held with JPMorgan Chase as tri-party agent.	195,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	J.P. Morgan Securities LLC, 1.00%, dated 11/10/2016, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,250,000 on 2/8/2017, in which asset-backed securities with a market value of $102,232,461 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$50,000,000
125,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.88%, dated 1/4/2017-1/10/2017, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,110,000 on 2/3/2017, in which corporate bonds, common stocks, medium-term notes, convertible bonds, American depository receipts, unit trust, preferred stock, municipal bonds, commercial paper and exchange-traded funds with a market value of $153,090,866 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
100,000,000	Mizuho Securities USA, Inc., 1.84%, dated 10/27/2016, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,490,667 on 3/28/2017, in which collateralized mortgage obligations with a market value of $163,241,707 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
74,800,000	RBC Capital Markets, LLC, 0.76%, dated 1/31/2017, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,167 on 2/1/2017, in which municipal bonds with a market value of $153,003,230 have been received as collateral and held with BNY Mellon as tri-party agent.	74,800,000
50,000,000	Wells Fargo Securities LLC, 1.47%, dated 11/10/2016, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,275,625 on 2/8/2017, in which collateralized mortgage obligations with a market value of $76,759,271 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,153,651,000
	REPURCHASE AGREEMENT—12.4%
	Finance - Banking—12.4%
728,000,000	Interest in $2,450,000,000 joint repurchase agreement 0.56%, dated 1/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,038,111 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2062 and the market value of those underlying securities was $2,511,277,889.	728,000,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	5,874,480,383
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(1,635,081)
	TOTAL NET ASSETS—100%	$5,872,845,302
Semi-Annual Shareholder Report
7

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $2,268,096,624, which represented 38.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $2,268,096,624, which represented 38.6% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.003	0.000[1]	0.000[1]	0.001	0.002
Net realized gain on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.003	0.000[1]	0.000[1]	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.003)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.26%	0.27%	0.05%	0.03%	0.10%	0.18%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.47%[3]	0.26%	0.05%	0.03%	0.10%	0.18%
Expense waiver/reimbursement[4]	0.13%[3]	0.10%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,290,761	$6,447,093	$10,562,802	$10,709,538	$16,653,985	$19,275,552
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$1,881,651,000
Investment in securities	3,992,829,383
Total investment in securities, at amortized cost and fair value		$5,874,480,383
Cash		285,328
Income receivable		4,202,395
Receivable for shares sold		13,066,353
TOTAL ASSETS		5,892,034,459
Liabilities:
Payable for shares redeemed	$16,235,712
Income distribution payable	681,427
Payable to adviser (Note 4)	9,854
Payable for administrative fee (Note 4)	12,601
Payable for transfer agent fee	767,595
Payable for distribution services fee (Note 4)	533,401
Payable for other service fees (Notes 2 and 4)	718,856
Accrued expenses (Note 4)	229,711
TOTAL LIABILITIES		19,189,157
Net assets for 5,872,845,555 shares outstanding		$5,872,845,302
Net Assets Consist of:
Paid-in capital		$5,872,836,639
Accumulated net realized gain on investments		7,572
Undistributed net investment income		1,091
TOTAL NET ASSETS		$5,872,845,302
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$488,729,878 ÷ 488,729,899 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$162,346,982 ÷ 162,346,989 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$2,290,760,712 ÷ 2,290,760,811 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,264,341,473 ÷ 1,264,341,528 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,276,903,781 ÷ 1,276,903,835 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$189,397,111 ÷ 189,397,119 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$165,333,122 ÷ 165,333,129 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$35,032,243 ÷ 35,032,245 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$26,166,413
Expenses:
Investment adviser fee (Note 4)		$7,622,810
Administrative fee (Note 4)		2,982,004
Custodian fees		213,048
Transfer agent fee (Note 2)		2,511,462
Directors'/Trustees' fees (Note 4)		48,189
Auditing fees		11,275
Legal fees		5,927
Portfolio accounting fees		136,804
Distribution services fee (Note 4)		3,986,910
Other service fees (Notes 2 and 4)		5,353,295
Share registration costs		164,422
Printing and postage		216,428
Miscellaneous (Note 4)		94,415
TOTAL EXPENSES		23,346,989
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(4,898,012)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(2,870,786)
TOTAL WAIVERS AND REIMBURSEMENTS		(7,768,798)
Net expenses			15,578,191
Net investment income			10,588,222
Net realized gain on investments			33,983
Change in net assets resulting from operations			$10,622,205
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,588,222	$33,630,389
Net realized gain on investments	33,983	27,934
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,622,205	33,658,323
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(537,113)	(536,194)
Class R Shares	(8,352)	(14,082)
Wealth Shares	(7,142,247)	(27,628,538)
Service Shares	(1,845,352)	(1,556,418)
Cash II Shares	(187,939)	(105,609)
Cash Series Shares	(19,515)	(36,963)
Capital Shares	(851,547)	(3,719,282)
Trust Shares	(17,327)	(6,934)
Distributions from net realized gain on investments
Automated Shares	(3,333)	(1,065)
Class R Shares	(942)	—
Wealth Shares	(15,632)	(95,590)
Service Shares	(7,720)	(17,277)
Cash II Shares	(7,151)	(1,883)
Cash Series Shares	(2,387)	(486)
Capital Shares	(2,404)	(19,348)
Trust Shares	(251)	(12)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,649,212)	(33,739,681)
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Share Transactions:
Proceeds from sale of shares	9,403,210,085	67,795,820,355
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	1,162,877,938
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Prime Cash Series	—	1,311,258,109
Net asset value of shares issued to shareholders in payment of distributions declared	5,874,608	14,934,051
Cost of shares redeemed	(16,963,080,555)	(71,863,477,484)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,553,995,862)	(1,578,587,031)
Change in net assets	(7,554,022,869)	(1,578,668,389)
Net Assets:
Beginning of period	13,426,868,171	15,005,536,560
End of period (including undistributed net investment income of $1,091 and $22,261, respectively)	$5,872,845,302	$13,426,868,171
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
January 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. The Financial Highlights of the Automated Shares, Class R Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
On December 11, 2015, the Fund acquired all of the net assets of Federated Automated Cash Management Trust and Federated Prime Cash Series (the “Acquired Funds”), each an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds Board of Trustees/Directors on May 29, 2015. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Federated Automated Cash Management Trust Service Shares exchanged, a shareholder received one share of the Fund's Automated Shares.
For every one share of Automated Cash Management Trust Cash II Shares exchanged, a shareholder received one share of the Fund's Trust Shares.
For every one share of Automated Cash Management Trust Class R Shares exchanged, a shareholder received one share of the Fund's Class R Shares.
For every one share of Federated Prime Cash Series Shares exchanged, a shareholder received one share of the Fund's Cash II Shares.
Semi-Annual Shareholder Report
15

The Fund received net assets from the Acquired Funds as the result of the tax-free reorganization as follows:
Shares of the Fund Issued to Shareholders of Automated Cash Manage- ment Trust	Shares of the Fund Issued to Shareholders of Federated Prime Cash Series	Automated Cash Management Trust Net Assets Received	Federated Prime Cash Series Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[1]
1,162,867,080	1,311,258,123	$1,162,877,938	$1,311,258,109	$15,893,467,327	$18,367,603,374
1	Net Assets of the Fund Immediately After Combination includes the net assets received from both of the Acquired Funds which were reorganized into the Fund on December 11, 2015.

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, were as follows:
Net investment income*	$33,784,550
Net realized gain on investments	$170,869
Net increase in net assets resulting from operations	$33,955,419
*	Net investment income includes $154,161 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the earnings of the Acquired Funds that have been included in the Fund's Statement of Changes in Net Assets for the year ended July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee“) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the
Semi-Annual Shareholder Report
16

relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class
Semi-Annual Shareholder Report
17

based on relative average daily net assets, except that Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $7,768,798 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$316,748	$(1,941)
Class R Shares	248,010	(17,655)
Wealth Shares	464,955	(128)
Service Shares	247,980	—
Cash II Shares	869,472	(7,517)
Cash Series Shares	284,163	(37,322)
Capital Shares	71,790	(4)
Trust Shares	8,344	(124)
TOTAL	$2,511,462	$(64,691)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
18

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$784,133	$(1,351)	$(6,530)
Class R Shares	209,351	(9,313)	(181,998)
Service Shares	1,877,858	(850)	—
Cash II Shares	1,661,393	(27,507)	(1,057,045)
Cash Series Shares	487,437	(4,627)	(437,063)
Capital Shares	268,396	—	—
Trust Shares	64,727	(813)	(22,965)
TOTAL	$5,353,295	$(44,461)	$(1,705,601)
For the six months ended January 31, 2017, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	521,904,206	$521,904,206	1,414,397,209	$1,414,384,998
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	—	774,699,768	774,707,550
Shares issued to shareholders in payment of distributions declared	512,526	512,526	502,367	502,367
Shares redeemed	(1,133,908,863)	(1,133,908,863)	(1,211,099,715)	(1,211,099,715)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(611,492,131)	$(611,492,131)	978,499,629	$978,495,200
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	43,777,571	$43,777,571	116,729,863	$116,728,004
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	—	220,182,634	220,184,401
Shares issued to shareholders in payment of distributions declared	8,981	8,981	14,004	14,004
Shares redeemed	(112,661,270)	(112,661,270)	(105,704,894)	(105,704,894)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(68,874,718)	$(68,874,718)	231,221,607	$231,221,515

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	5,987,553,303	$5,987,553,303	55,021,194,165	$55,021,203,969
Shares issued to shareholders in payment of distributions declared	3,127,935	3,127,935	12,532,222	12,532,222
Shares redeemed	(10,147,000,417)	(10,147,000,417)	(59,149,379,984)	(59,149,379,984)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(4,156,319,179)	$(4,156,319,179)	(4,115,653,597)	$(4,115,643,793)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	859,228,314	$859,228,314	3,438,092,496	$3,438,096,993
Shares issued to shareholders in payment of distributions declared	1,669,357	1,669,357	1,108,224	1,108,224
Shares redeemed	(1,641,170,942)	(1,641,170,942)	(3,354,177,447)	(3,354,177,447)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(780,273,271)	$(780,273,271)	85,023,273	$85,027,770
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	861,131,417	$861,131,417	1,442,588,394	$1,442,588,679
Shares issued in connection with the tax-free transfer of assets from Federated Prime Cash Series	—	—	1,311,258,122	1,311,258,109
Shares issued to shareholders in payment of distributions declared	193,314	193,314	106,818	106,818
Shares redeemed	(1,062,187,785)	(1,062,187,785)	(1,487,478,925)	(1,487,478,925)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(200,863,054)	$(200,863,054)	1,266,474,409	$1,266,474,681

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	151,514,433	$151,514,433	809,066,697	$809,066,834
Shares issued to shareholders in payment of distributions declared	20,693	20,693	37,431	37,431
Shares redeemed	(434,247,324)	(434,247,324)	(346,729,090)	(346,729,090)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(282,712,198)	$(282,712,198)	462,375,038	$462,375,175

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	931,026,362	$931,026,362	5,348,194,162	$5,348,194,810
Shares issued to shareholders in payment of distributions declared	325,057	325,057	628,202	628,202
Shares redeemed	(2,336,139,260)	(2,336,139,260)	(5,917,817,289)	(5,917,817,289)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,404,787,841)	$(1,404,787,841)	(568,994,925)	$(568,994,277)
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	47,074,479	$47,074,479	205,557,371	$205,556,068
Shares issued to shareholders in payment of distributions declared	—	—	167,984,680	167,985,987
Shares issued to shareholders in payment of distributions declared	16,745	16,745	4,783	4,783
Shares redeemed	(95,764,694)	(95,764,694)	(291,090,140)	(291,090,140)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(48,673,470)	$(48,673,470)	82,456,694	$82,456,698
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,553,995,862)	$(7,553,995,862)	(1,578,597,872)	$(1,578,587,031)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2017, the Adviser voluntarily waived $4,898,012 of its fee and voluntarily reimbursed $64,691 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$426,384	$(221,716)
Cash II Shares	2,325,950	(333,231)
Cash Series Shares	1,169,849	(500,357)
Trust Shares	64,727	(729)
TOTAL	$3,986,910	$(1,056,033)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $17,399 and reimbursed $44,461 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”):
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(a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $278,905,000.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2017, the Fund had no outstanding loans. During the six months ended January 31, 2017, the Fund did not utilize the LOC.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
8. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,002.60	$1.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$1.02
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.20%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for
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providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
34

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
35

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
36

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
37

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453567 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Automated	PBAXX
Institutional	POIXX
Service	PRSXX
Capital	POPXX
Trust	POLXX

Federated Institutional Prime Obligations Fund
(formerly, Federated Prime Obligations Fund)

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	62.9%
Variable Rate Instruments	31.2%
Commercial Paper	5.9%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	97.2%[5]
8-30 Days	0.0%
31-90 Days	2.8%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 66.0% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		COMMERCIAL PAPER—5.9%[1]
		Finance - Commercial—4.8%
$43,200,000	[2,3]	Atlantic Asset Securitization LLC, 0.570%—0.861%, 2/1/2017 - 2/24/2017	$43,191,758
		Finance - Retail—1.1%
10,000,000	[2,3]	Starbird Funding Corp., 1.123%, 3/28/2017	9,982,889
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $53,174,647)	53,174,647
		NOTES - VARIABLE—31.2%[4]
		Finance - Banking—11.8%
6,720,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	6,720,000
2,005,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.870%, 2/3/2017	2,005,000
95,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	95,000
14,600,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 0.750%, 2/2/2017	14,600,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc., Project 2013A, (Bank of America N.A. LOC), 0.750%, 2/2/2017	3,000,000
1,150,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.740%, 2/1/2017	1,150,000
270,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.870%, 2/1/2017	270,000
390,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.870%, 2/1/2017	390,000
400,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.820%, 2/1/2017	400,000
10,000,000		Millport, AL IDA, (Series 2011), (Citibank NA, New York LOC), 0.750%, 2/2/2017	10,000,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.750%, 2/2/2017	15,000,000
29,200,000		Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.670%, 2/2/2017	29,200,000
7,590,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 0.850%, 2/2/2017	7,590,000
880,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.770%, 2/2/2017	880,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 0.750%, 2/2/2017	6,460,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Finance - Banking—continued
$6,995,000	Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.800%, 2/2/2017	$6,995,000
	TOTAL	104,755,000
	Government Agency—18.3%
6,450,000	Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 0.770%, 2/1/2017	6,450,000
11,800,000	Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	11,800,000
20,340,000	COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 0.750%, 2/2/2017	20,340,000
28,195,000	Chelwood, L.P., Warwick Square Apts Series 2013-A, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	28,195,000
16,000,000	HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	16,000,000
17,300,000	MB N4P3, LLC, Series 2015-A Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	17,300,000
6,200,000	Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	6,200,000
19,640,000	OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	19,640,000
23,820,000	Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	23,820,000
7,500,000	Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 0.750%, 2/2/2017	7,500,000
6,005,000	Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of Atlanta LOC), 0.850%, 2/2/2017	6,005,000
	TOTAL	163,250,000
	Municipal—1.1%
10,000,000	Loudoun County, VA IDA, (Series 2003F), 0.650%, 2/1/2017	10,000,000
	TOTAL NOTES - VARIABLE (IDENTIFIED COST $278,005,000)	278,005,000
	OTHER REPURCHASE AGREEMENTS—23.1%
	Finance - Banking—23.1%
43,000,000	BMO Capital Markets Corp., 0.76%, dated 1/31/2017, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,002,006 on 2/1/2017, in which corporate bonds and medium term notes with a market value of $96,902,046 have been received as collateral and held with BNY Mellon as tri-party agent.	43,000,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$40,000,000	BNP Paribas SA, 0.96%, dated 1/31/2017, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,004,667 on 2/1/2017, in which asset-backed securities, corporate bonds and medium term notes with a market value of $178,505,237 have been received as collateral and held with BNY Mellon as tri-party agent.	$40,000,000
40,000,000	HSBC Securities (USA), Inc., 0.86%, dated 1/31/2017, interest in a $230,000,000 collateralized loan agreement will repurchase securities provided as collateral for $230,005,494 on 2/1/2017, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $234,603,502 have been received as collateral and held with JPMorgan Chase as tri-party agent.	40,000,000
40,000,000	ING Financial Markets LLC, 0.76%, dated 1/31/2017, interest in a $245,000,000 collateralized loan agreement will repurchase securities provided as collateral for $245,005,172 on 2/1/2017, in which corporate bonds and medium term notes with a market value of $249,905,242 have been received as collateral and held with JPMorgan Chase as tri-party agent.	40,000,000
43,000,000	RBC Capital Markets, LLC, 0.76%, dated 1/31/2017, interest in a $150,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $150,003,167 on 2/1/2017, in which municipal bonds, with a market value of $153,003,230 have been received as collateral and held with BNY Mellon as tri-party agent.	43,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (AT COST)	206,000,000
	REPURCHASE AGREEMENTS—39.8%
	Finance - Banking—28.6%
100,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,015,278 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2066 and the market value of those underlying securities was $1,028,840,463.	100,000,000
54,800,000	Interest in $2,450,000,000 joint repurchase agreement 0.56%, dated 1/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,038,111 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2062 and the market value of those underlying securities was $2,511,277,889.	54,800,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Interest in $2,530,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,530,038,653 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $2,582,799,066.	$100,000,000
	TOTAL	254,800,000
	Government Agency—11.2%
100,000,000	Repurchase agreement 0.50%, dated 1/31/2017 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $100,001,389 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2039 and the market value of those underlying securities was $100,001,438.	100,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	354,800,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $891,979,647)[5]	891,979,647
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	(218,966)
	TOTAL NET ASSETS—100%	$891,760,681
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $53,174,647, which represented 6.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $53,174,647, which represented 6.0% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report
5

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
IDA	—Industrial Development Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,		Period Ended 7/31/2014[1]
		2016	2015
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0001	0.000[2]	(0.000)[2]	(0.000)[2]
Net realized and unrealized gain on investments	0.0006	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0007	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from paid in capital	(0.0005)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0007)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.0000	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.02%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.52%[5]	0.44%	0.24%	0.23%[5]
Net investment income (loss)	0.01%[5]	0.02%	0.01%	(0.00)%[4,5]
Expense waiver/reimbursement[6]	0.12%[5]	0.20%	0.40%	0.42%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]	$823,514	$984,469	$24,189
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0018	0.003	0.000[1]	0.000[1]	0.001	0.002
Net realized and unrealized gain on investments	0.0006	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0024	0.004	0.000[1]	0.000[1]	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.0018)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Distributions from paid in capital	(0.0005)	(0.001)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0023)	(0.004)	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Net Asset Value, End of Period	$1.0001	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.19%	0.26%	0.04%	0.20%	0.10%	0.17%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.34%[3]	0.26%	0.04%	0.02%	0.10%	0.17%
Expense waiver/reimbursement[4]	0.10%[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$796,040	$21,921,916	$30,806,315	$26,947,649	$36,127,647	$42,697,762
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0006	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized and unrealized gain on investments	0.0006	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0012	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0006)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in capital	(0.0005)	(0.001)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0011)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0001	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.07%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%[3]	0.39%	0.24%	0.22%	0.29%	0.36%
Net investment income	0.09%[3]	0.07%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.10%[3]	0.15%	0.30%	0.31%	0.24%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,394	$1,841,641	$2,881,460	$3,336,274	$3,059,336	$3,285,564
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,				Period Ended 7/31/2012[1]
		2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0016	0.002	0.000[3]	0.000[3]	0.001[2]	0.000[3]
Net realized and unrealized gain (loss) on investments	0.0004	0.001	0.000[3]	0.000[3]	(0.000)[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0020	0.003	0.000[3]	0.000[3]	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.0016)	(0.002)	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]
Distributions from paid in capital	(0.0004)	(0.001)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0020)	(0.003)	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.16%	0.21%	0.01%	0.01%	0.06%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%[5]	0.26%	0.23%	0.22%	0.25%	0.25%[5]
Net investment income	0.28%[5]	0.22%	0.01%	0.01%	0.05%	0.12%[5]
Expense waiver/reimbursement[6]	0.09%[5]	0.08%	0.10%	0.12%	0.09%	0.28%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,990	$526,605	$637,721	$816,589	$1,234,586	$0[7]
1	Reflects operations for the period from June 25, 2012 (date of initial investment) to July 31, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.0005.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	(0.0003)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized and unrealized gain on investments	0.0008	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0005	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in capital	(0.0005)	(0.001)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0005)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.53%[4]	0.45%	0.23%	0.22%	0.29%	0.36%
Net investment income	0.01%[4]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.26%[4]	0.33%	0.55%	0.57%	0.49%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,336	$367,093	$499,638	$1,417,891	$2,761,275	$2,556,504
1	Represents less than $0.0005.
2	Represents less than $0.00005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$560,800,000
Investment in securities	331,179,647
Total investment in securities, at identified cost and fair value		$891,979,647
Cash		25,283
Income receivable		201,089
TOTAL ASSETS		892,206,019
Liabilities:
Income distribution payable	209,241
Payable to adviser (Note 4)	489
Payable for administrative fee (Note 4)	1,913
Payable for custodian fees	100,442
Payable for portfolio accounting fees	87,955
Payable for distribution services fee (Note 4)	279
Payable for other service fees (Notes 2 and 4)	2,831
Payable for share registration costs	42,188
TOTAL LIABILITIES		445,338
Net assets for 891,713,150 shares outstanding		$891,760,681
Net Assets Consist of:
Paid-in capital		$901,306,280
Accumulated net realized loss on investments		(9,545,280)
Distributions in excess of net investment income		(319)
TOTAL NET ASSETS		$891,760,681
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.0000
Institutional Shares:
$796,040,008 ÷ 795,997,009 shares outstanding, no par value, unlimited shares authorized		$1.0001
Service Shares:
$78,394,327 ÷ 78,390,262 shares outstanding, no par value, unlimited shares authorized		$1.0001
Capital Shares:
$15,990,110 ÷ 15,989,703 shares outstanding, no par value, unlimited shares authorized		$1.0000
Trust Shares:
$1,336,136 ÷ 1,336,076 shares outstanding, no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$20,471,680
Expenses:
Investment adviser fee (Note 4)		$7,554,924
Administrative fee (Note 4)		2,954,212
Custodian fees		239,476
Transfer agent fee (Note 2)		235,059
Directors'/Trustees' fees (Note 4)		87,998
Auditing fees		11,811
Legal fees		5,747
Portfolio accounting fees		125,277
Distribution services fee (Note 4)		129,435
Other service fees (Notes 2 and 4)		1,266,345
Share registration costs		82,424
Printing and postage		52,696
Miscellaneous (Note 4)		156,365
TOTAL EXPENSES		12,901,769
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(3,614,209)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(154,727)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,768,936)
Net expenses			9,132,833
Net investment income			11,338,847
Net realized gain on investments			45,123
Change in net assets resulting from operations			$11,383,970
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,338,847	$79,503,514
Net realized gain on investments	45,123	127,762
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,383,970	79,631,276
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(15,247)	(179,876)
Institutional Shares	(10,856,302)	(76,120,599)
Service Shares	(295,599)	(1,717,497)
Capital Shares	(190,448)	(1,415,122)
Trust Shares	(5,410)	(46,914)
Distribution from paid in capital
Automated Shares	(134,614)	(338,303)
Institutional Shares	(2,891,295)	(11,451,388)
Service Shares	(293,506)	(932,173)
Capital Shares	(58,289)	(706,696)
Trust Shares	(48,022)	(165,223)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,788,732)	(93,073,791)
Share Transactions:
Proceeds from sale of shares	23,368,319,926	233,133,501,055
Net asset value of shares issued to shareholders in payment of distributions declared	5,482,389	40,877,578
Cost of shares redeemed	(47,959,406,418)	(243,489,769,252)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,585,604,103)	(10,315,390,619)
Change in net assets	(24,589,008,865)	(10,328,833,134)
Net Assets:
Beginning of period	25,480,769,546	35,809,602,680
End of period (including undistributed (distributions in excess of) net investment income of $(319) and $23,840, respectively)	$891,760,681	$25,480,769,546
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,768,936 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$132,498	$—
Institutional Shares	93,120	(21,113)
Service Shares	7,383	—
Capital Shares	1,262	—
Trust Shares	796	—
TOTAL	$235,059	$(21,113)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
The Fund had a paid in capital amount that, as a result of a prior acquisition of another money market fund, was in excess of the number of shares outstanding. To reduce this difference, the Fund began distributing the excess paid in capital to shareholders on October 1, 2015. These returns of capital distributions were declared daily and distributed monthly and continued until such time as the excess paid in capital amount was depleted. The Fund's excess capital position and return of capital distributions ceased during October 2016. These distributions are taxable income to the shareholders and are not considered a return of capital for federal tax purposes.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$326,616	$—	$(42,665)
Service Shares	$778,486	$—	$(966)
Capital Shares	$33,476	$(340)	$—
Trust Shares	$127,767	$(374)	$(89,235)
TOTAL	$1,266,345	$(714)	$(132,866)
For the six months ended January 31, 2017, the Fund's Institutional Shares did not incur other service fees, however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	72,816,168	$72,816,168	584,318,788	$584,998,724
Shares issued to shareholders in payment of distributions declared	149,857	149,857	553,589	553,589
Shares redeemed	(896,368,786)	(896,368,786)	(746,194,694)	(746,194,694)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(823,402,761)	$(823,402,761)	(161,322,317)	$(160,642,381)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,947,761,157	$20,947,832,658	207,224,469,797	$207,222,773,665
Shares issued to shareholders in payment of distributions declared	5,049,941	5,049,972	38,591,560	38,591,560
Shares redeemed	(42,075,762,611)	(42,075,831,785)	(216,134,257,091)	(216,134,257,091)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(21,122,951,513)	$(21,122,949,155)	(8,871,195,734)	$(8,872,891,866)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,599,795,870	$1,599,798,382	10,204,233,551	$10,204,025,100
Shares issued to shareholders in payment of distributions declared	137,202	137,203	603,836	603,836
Shares redeemed	(3,362,934,865)	(3,362,937,010)	(11,243,641,187)	(11,243,641,187)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,763,001,793)	$(1,763,001,425)	(1,038,803,800)	$(1,039,012,251)
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	520,508,291	$520,508,291	13,714,685,153	$13,715,565,840
Shares issued to shareholders in payment of distributions declared	140,580	140,580	1,088,936	1,088,936
Shares redeemed	(1,031,192,540)	(1,031,192,540)	(13,827,119,924)	(13,827,119,924)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(510,543,669)	$(510,543,669)	(111,345,835)	$(110,465,148)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	227,364,427	$227,364,427	1,405,793,766	$1,406,137,726
Shares issued to shareholders in payment of distributions declared	4,777	4,777	39,657	39,657
Shares redeemed	(593,076,297)	(593,076,297)	(1,538,556,356)	(1,538,556,356)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(365,707,093)	$(365,707,093)	(132,722,933)	$(132,378,973)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(24,585,606,829)	$(24,585,604,103)	(10,315,390,619)	$(10,315,390,619)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2017, the Adviser voluntarily waived $3,614,209 of its fee and voluntarily reimbursed $21,113 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$129,435	$(34)
TOTAL	$129,435	$(34)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2017, FSC retained $1,669 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $1,912 and reimbursed $714 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the
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Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25%, and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $63,305,000 and $693,145,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2017, the Fund had no outstanding loans. During the six months ended January 31, 2017, the Fund did not utilize the LOC.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
8. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.20	$2.62
Institutional Shares	$1,000	$1,001.90	$1.01
Service Shares	$1,000	$1,000.70	$2.27
Capital Shares	$1,000	$1,001.60	$1.26
Trust Shares	$1,000	$1,000.10	$2.67[2]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.60	$2.65
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,022.90	$2.29
Capital Shares	$1,000	$1,023.90	$1.28
Trust Shares	$1,000	$1,022.50	$2.70[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.52%
Institutional Shares	0.20%
Service Shares	0.45%
Capital Shares	0.25%
Trust Shares	0.53%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
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26

Evaluation and Approval of Advisory Contract–May 2016
FEDERATED INSTITUTIONAL PRIME OBLIGATIONS FUND (the “Fund”)
(formerly, Federated Prime Obligations Fund)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure
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requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
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exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for
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providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Institutional Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919734
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
CUSIP 60934N146
Q450200 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Institutional	PVOXX
Service	PVSXX
Capital	PVCXX

Federated Institutional Prime Value Obligations Fund
(formerly, Federated Prime Value Obligations Fund)

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	45.8%
Variable Rate Instruments	30.7%
Other Repurchase Agreements and Repurchase Agreements	15.7%
Bank Instruments	7.8%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.2%[5]
8 to 30 Days	12.2%
31 to 90 Days	26.1%
91 to 180 Days	7.6%
181 Days or more	7.9%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 21.2% of the Fund's portfolio.
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1

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—7.8%
		Finance - Banking—7.8%
$60,000,000		Bank of Montreal, 1.520%—1.550%, 12/18/2017 - 12/21/2017	$60,023,898
40,000,000		Citibank NA, New York, 1.300%, 6/22/2017	40,013,229
130,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.190%—1.210%, 4/21/2017 - 5/30/2017	130,024,901
25,000,000		Wells Fargo Bank, N.A., 1.300%, 11/9/2017	24,996,134
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $255,000,000)	255,058,162
		COMMERCIAL PAPER—45.8%[1]
		Aerospace/Auto—1.5%
50,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 1.272%—1.288%, 7/11/2017 - 8/4/2017	49,725,920
		Finance - Banking—19.8%
58,500,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 0.901%—1.053%, 2/1/2017 - 3/10/2017	58,465,129
500,000	[2,3]	Antalis S.A., (Societe Generale, Paris LIQ), 0.831%, 2/13/2017	499,862
90,000,000	[2,3]	Bank of Nova Scotia, Toronto, 1.415%, 9/15/2017 - 9/18/2017	89,257,737
25,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.327%, 11/3/2017	24,689,308
30,000,000	[2,3]	Canadian Imperial Bank of Commerce, 1.380%, 10/26/2017	29,690,237
77,000,000		Credit Agricole Corporate and Investment Bank, 0.680%, 2/1/2017	77,000,000
75,000,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.851%—0.952%, 2/2/2017 - 2/21/2017	74,977,243
10,000,000		J.P. Morgan Securities LLC, 1.211%, 7/28/2017	9,942,348
20,000,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 1.133%, 4/25/2017	19,953,800
108,204,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.851%—0.951%, 2/17/2017 - 3/31/2017	108,112,880
35,000,000	[2,3]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.013%, 3/6/2017	34,967,596
120,000,000	[2,3]	NRW.Bank, 1.043%—1.073%, 3/22/2017 - 3/27/2017	119,809,294
		TOTAL	647,365,434
		Finance - Commercial—2.1%
69,821,000	[2,3]	Atlantic Asset Securitization LLC, 0.570%, 2/1/2017	69,821,000
		Finance - Equipment—0.3%
10,000,000		Caterpillar Financial Services Corp., 0.981%, 2/7/2017	9,998,367
		Finance - Retail—5.9%
45,000,000	[2,3]	Barton Capital S.A., 0.821%, 2/3/2017	44,997,950
25,000,000	[2,3]	CAFCO, LLC, 1.309%, 6/20/2017	24,878,472
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Finance - Retail—continued
$75,000,000	[2,3]	CHARTA, LLC, 1.309%, 6/21/2017	$74,631,343
45,000,000	[2,3]	Starbird Funding Corp., 0.932%—1.123%, 2/1/2017 - 3/28/2017	44,965,778
2,300,000	[2,3]	Thunder Bay Funding, LLC, 1.053%, 4/24/2017	2,294,618
		TOTAL	191,768,161
		Finance - Securities—4.9%
160,000,000	[2,3]	Anglesea Funding LLC, 0.730%—1.309%, 2/1/2017 - 7/10/2017	159,727,789
		Municipal—1.9%
61,739,000		Kaiser Foundation Hospital, (GTD by Kaiser Permanente), 0.700%, 2/1/2017	61,739,000
		Sovereign—9.4%
125,000,000	[2,3]	Caisse des Depots et Consignations (CDC), 0.897%, 2/6/2017	124,984,461
12,030,000	[2,3]	KFW, 0.620%, 2/1/2017	12,030,000
170,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 0.983%—1.104%, 3/10/2017 - 5/15/2017	169,754,153
		TOTAL	306,768,614
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $1,496,838,171)	1,496,914,285
		NOTES - VARIABLE—30.7%[4]
		Finance - Banking—25.3%
14,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.467%, 2/15/2017	14,014,328
75,000,000		Bank of America N.A., 1.155%, 2/1/2017	74,996,330
49,000,000		Bank of Montreal, 1.231%, 2/3/2017	49,054,817
25,000,000		Bank of Montreal, 1.235%, 3/1/2017	25,013,180
15,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.295%, 2/21/2017	14,995,953
67,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.301%, 4/21/2017	67,036,623
50,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.380%, 4/20/2017	50,051,038
50,000,000		Canadian Imperial Bank of Commerce, 1.167%, 2/21/2017	49,986,056
45,000,000		Canadian Imperial Bank of Commerce, 1.188%, 2/27/2017	45,000,000
7,645,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.700%, 2/2/2017	7,645,000
25,000,000		Chase Bank USA, N.A., 1.266%, 2/6/2017	24,996,428
7,100,000	[2,3]	Commonwealth Bank of Australia, 1.317%, 3/13/2017	7,101,921
29,124,000		Grand Forks County, ND, (Series 2010), (Cooperatieve Rabobank UA LOC), 0.740%, 2/1/2017	29,124,000
23,000,000		Grand Forks County, ND, (Series 2011), (Cooperatieve Rabobank UA LOC), 0.800%, 2/1/2017	23,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.740%, 2/1/2017	$16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.750%, 2/2/2017	7,000,000
40,000,000		J.P. Morgan Securities LLC, 1.339%, 4/28/2017	40,027,375
25,000,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.700%, 2/2/2017	25,000,000
23,000,000		Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.720%, 2/2/2017	23,000,000
30,000,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8), (Mizuho Bank Ltd. LIQ), 0.650%, 2/1/2017	30,000,000
41,600,000		Orange County, FL, Health Facilities Authority, (Series 2008E), (Branch Banking & Trust Co. LOC), 0.660%, 2/1/2017	41,600,000
10,000,000		Port of Morrow, OR, (Series 2001A), (Cooperatieve Rabobank UA LOC), 0.750%, 2/2/2017	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C), (Cooperatieve Rabobank UA LOC), 0.750%, 2/2/2017	10,000,000
6,690,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.870%, 2/2/2017	6,690,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.820%, 2/2/2017	18,965,000
5,700,000		Sweetwater County, WY Environmental Improvement, (Series 2007), (Cooperatieve Rabobank UA LOC), 0.740%, 2/1/2017	5,700,000
25,000,000		Toronto Dominion Bank, 1.183%, 2/8/2017	25,017,373
20,000,000		Wells Fargo Bank, N.A., 1.175%, 2/24/2017	19,997,042
15,000,000		Wells Fargo Bank, N.A., 1.249%, 2/21/2017	15,010,513
50,000,000		Wells Fargo Bank, N.A., 1.317%, 4/27/2017	50,033,007
		TOTAL	826,755,984
		Finance - Retail—3.8%
10,000,000	[2,3]	Old Line Funding, LLC, 1.167%, 2/13/2017	10,002,680
30,000,000	[2,3]	Old Line Funding, LLC, 1.173%, 2/6/2017	30,009,323
33,000,000	[2,3]	Old Line Funding, LLC, 1.176%, 2/27/2017	33,006,082
50,000,000	[2,3]	Thunder Bay Funding, LLC, 1.171%, 2/1/2017	50,016,419
		TOTAL	123,034,504
		Government Agency—1.6%
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	32,000,000
1,000,000		Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	1,000,000
6,125,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.750%, 2/2/2017	6,125,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Government Agency—continued
$14,200,000	Studio Sixty LLC, Thirdrail Studios Project Series 2015-A, (FHLB of San Francisco LOC), 0.750%, 2/2/2017	$14,200,000
	TOTAL	53,325,000
	TOTAL NOTES – VARIABLE (IDENTIFIED COST $1,002,851,169)	1,003,115,488
	OTHER REPURCHASE AGREEMENTS—14.6%
	Finance - Banking—14.6%
18,000,000	BMO Capital Markets Corp., 0.76%, dated 1/31/2017, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,002,006 on 2/1/2017, in which corporate bonds and medium term notes with a market value of $96,902,046 have been received as collateral and held with BNY Mellon as tri-party agent.	18,000,000
89,600,000	Citigroup Global Markets, Inc., 1.16%, dated 11/14/2016-1/31/2017, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,197,056 on 2/1/2017-5/15/2017, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,031,603 have been received as collateral and held with BNY Mellon as tri-party agent.	89,600,000
45,000,000	Credit Suisse Securities (USA), LLC, 0.80%, dated 1/25/2017, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,015,556 on 2/1/2017, in which U.S. Treasury securities with a market value of $102,014,958 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
156,000,000	HSBC Securities (USA), Inc., 0.86%, dated 1/31/2017, interest in a $230,000,000 collateralized loan agreement will repurchase securities provided as collateral for $230,005,494 on 2/1/2017, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $234,603,502 have been received as collateral and held with JPMorgan Chase as tri-party agent.	156,000,000
50,000,000	J.P. Morgan Securities LLC, 1.00%, dated 11/10/2016, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,250,000 on 2/8/2017, in which asset-backed securities with a market value of $102,232,461 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
25,000,000	Mitsubishi UFJ Securities (USA) Inc., 0.88%, dated 1/4/2017, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,036,667 on 2/3/2017, in which corporate bonds, common stocks, medium-term notes, convertible bonds, american depository receipts, unit trust, preferred stock, municipal bonds, commercial paper and exchange-traded funds with a market value of $51,035,680 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Mizuho Securities USA, Inc., 1.84%, dated 10/27/2016, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,490,667 on 3/28/2017, in which collateralized mortgage obligations with a market value of $163,241,707 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
18,000,000	RBC Capital Markets, LLC, 0.76%, dated 1/31/2017, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,167 on 2/1/2017, in which municipal bonds, with a market value of $153,003,230 have been received as collateral and held with BNY Mellon as tri-party agent.	18,000,000
25,000,000	Wells Fargo Securities LLC, 1.47%, dated 11/10/2016, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,275,625 on 2/8/2017, in which collateralized mortgage obligations with a market value of $76,759,271 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (AT COST)	476,600,000
	REPURCHASE AGREEMENTS—1.1%
	Finance - Banking—0.4%
12,200,000	Interest in $2,450,000,000 joint repurchase agreement 0.56%, dated 1/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,038,111 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2062 and the market value of those underlying securities was $2,511,277,889.	12,200,000
	Government Agency—0.7%
25,000,000	Repurchase agreement 0.50%, dated 1/31/2017 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $25,000,347 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2039 and the market value of those underlying securities was $25,000,452.	25,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	37,200,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $3,268,489,340)[5]	3,268,887,935
	OTHER ASSETS AND LIABILITIES - NET— (0.0)%[6]	(300,942)
	TOTAL NET ASSETS—100%	$3,268,586,993
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $1,544,789,217, which represented 47.3% of total net assets.
Semi-Annual Shareholder Report
6

3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $1,544,789,217, which represented 47.3% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0026	0.003	0.001	0.001	0.001	0.002
Net realized and unrealized gain on investments	0.0001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0027	0.003	0.001	0.001	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.0026)	(0.003)	(0.001)	(0.001)	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.0026)	(0.003)	(0.001)	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.0001	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.27%	0.31%	0.08%	0.07%	0.13%	0.20%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.50%[4]	0.31%	0.08%	0.07%	0.14%	0.20%
Expense waiver/reimbursement[5]	0.10%[4]	0.09%	0.09%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,004,135	$4,639,018	$5,914,296	$5,213,209	$4,925,798	$4,994,520
1	Represents less than $0.0005.
2	Represents less than $0.00005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0014	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized and unrealized gain on investments	0.0001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0015	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0014)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.0014)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0001	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.15%	0.10%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%[4]	0.41%	0.27%	0.26%	0.33%	0.39%
Net investment income	0.16%[4]	0.09%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.10%[4]	0.13%	0.27%	0.28%	0.21%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$240,527	$1,229,801	$1,413,002	$1,962,506	$1,719,825	$1,001,793
1	Represents less than $0.0005.
2	Represents less than $0.00005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0021	0.002	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized and unrealized gain on investments	0.0001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0022	0.002	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.0021)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.0021)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.0001	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.22%	0.21%	0.01%	0.01%	0.04%	0.10%
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.31%	0.27%	0.26%	0.29%	0.30%
Net investment income	0.29%[4]	0.21%	0.01%	0.01%	0.04%	0.10%
Expense waiver/reimbursement[5]	0.10%[4]	0.09%	0.11%	0.13%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,925	$627,753	$592,710	$730,710	$497,885	$547,326
1	Represents less than $0.0005.
2	Represents less than $0.00005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$513,800,000
Investment in securities	2,755,087,935
Total investment in securities, at value (Identified Cost $3,268,489,340)		$3,268,887,935
Cash		62,069
Income receivable		1,672,633
Receivable for shares sold		191,084
TOTAL ASSETS		3,270,813,721
Liabilities:
Payable for shares redeemed	$93,745
Income distribution payable	1,882,765
Payable to adviser (Note 4)	8,892
Payable for administrative fee (Note 5)	7,011
Payable for custodian fees	117,358
Payable for other service fees (Note 4)	43,512
Accrued expenses (Note 4)	73,445
TOTAL LIABILITIES		2,226,728
Net assets for 3,268,166,248 shares outstanding		$3,268,586,993
Net Assets Consist of:
Paid-in capital		$3,268,191,874
Net unrealized appreciation of investments		398,595
Accumulated net realized gain on investments		5
Distributions in excess of net investment income		(3,481)
TOTAL NET ASSETS		$3,268,586,993
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$3,004,135,307 ÷ 3,003,744,530 shares outstanding, no par value, unlimited shares authorized		$1.0001
Service Shares:
$240,526,568 ÷ 240,499,589 shares outstanding, no par value, unlimited shares authorized		$1.0001
Capital Shares:
$23,925,118 ÷ 23,922,129 shares outstanding, no par value, unlimited shares authorized		$1.0001
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$13,645,535
Expenses:
Investment adviser fee (Note 4)		$3,992,069
Administrative fee (Note 4)		1,561,691
Custodian fees		168,295
Transfer agent fee		41,087
Directors'/Trustees' fees (Note 4)		23,822
Auditing fees		11,811
Legal fees		5,584
Portfolio accounting fees		107,264
Other service fees (Notes 2 and 4)		738,309
Share registration costs		57,883
Printing and postage		25,011
Miscellaneous (Note 4)		46,743
TOTAL EXPENSES		6,779,569
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(1,951,385)
Reimbursement of other operating expenses (Notes 2 and 4)	(15)
TOTAL WAIVER AND REIMBURSEMENT		(1,951,400)
Net expenses			4,828,169
Net investment income			8,817,366
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			3,666
Net change in unrealized appreciation of investments			398,595
Change in net assets resulting from operations			$9,219,627
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,817,366	$20,730,670
Net realized gain on investments	3,666	144,827
Net change in unrealized appreciation/depreciation of investments	398,595	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,219,627	20,875,497
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,029,101)	(18,135,927)
Service Shares	(393,623)	(1,206,851)
Capital Shares	(402,898)	(1,377,754)
Distributions from net realized gain on investments
Institutional Shares	(99,429)	(41,412)
Service Shares	(19,486)	(9,872)
Capital Shares	(11,691)	(4,188)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,956,228)	(20,776,004)
Share Transactions:
Proceeds from sale of shares	19,178,969,089	87,346,151,395
Net asset value of shares issued to shareholders in payment of distributions declared	2,190,869	8,981,199
Cost of shares redeemed	(22,409,407,701)	(88,778,668,442)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,228,247,743)	(1,423,535,848)
Change in net assets	(3,227,984,344)	(1,423,436,355)
Net Assets:
Beginning of period	6,496,571,337	7,920,007,692
End of period (including undistributed (distributions in excess of) net investment income of $(3,481) and $4,775, respectively)	$3,268,586,993	$6,496,571,337
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Semi-Annual Shareholder Report
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear distribution services fees, other service fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $1,951,400 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$600,373	$(15)
Capital Shares	137,936	—
TOTAL	$738,309	$(15)
For the six months ended January 31, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,362,279,758	$17,362,616,651	75,906,484,134	$75,906,484,134
Shares issued to shareholders in payment of distributions declared	1,765,013	1,765,103	7,351,042	7,351,042
Shares redeemed	(18,999,223,770)	(18,999,533,869)	(77,189,183,610)	(77,189,183,610)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,635,178,999)	$(1,635,152,115)	(1,275,348,434)	$(1,275,348,434)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,563,141,738	$1,563,155,855	8,219,240,216	$8,219,240,216
Shares issued to shareholders in payment of distributions declared	235,246	235,256	706,569	706,569
Shares redeemed	(2,552,653,215)	(2,552,668,824)	(8,403,166,731)	(8,403,166,731)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(989,276,231)	$(989,277,713)	(183,219,946)	$(183,219,946)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	253,196,021	$253,196,584	3,220,427,045	$3,220,427,045
Shares issued to shareholders in payment of distributions declared	190,507	190,509	923,588	923,588
Shares redeemed	(857,204,667)	(857,205,008)	(3,186,318,101)	(3,186,318,101)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(603,818,139)	$(603,817,915)	35,032,532	$35,032,532
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,228,273,369)	$(3,228,247,743)	(1,423,535,848)	$(1,423,535,848)
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the Adviser voluntarily waived $1,951,385 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $332 and reimbursed $15 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $341,914,000 and $50,400,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2017, the Fund had no outstanding loans. During the six months ended January 31, 2017, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
8. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,002.70	$1.01
Service Shares	$1,000	$1,001.50	$2.27
Capital Shares	$1,000	$1,002.20	$1.51
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,022.90	$2.29
Capital Shares	$1,000	$1,023.70	$1.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.45%
Capital Shares	0.30%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Institutional Prime Value Obligations Fund (the “Fund”)
(formerly, Federated Prime Value Obligations Fund)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the
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factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different
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investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
28

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
30

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated Institutional Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450201 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Wealth	TBIXX
Service	TBSXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	74.7%
Municipal Notes	23.8%
Commercial Paper	1.9%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.6%
8-30 Days	10.9%
31-90 Days	3.9%
91-180 Days	5.1%
181 Days or more	4.9%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.4%[1]
		Alabama—4.5%
$ 18,075,000		Columbia, AL IDB PCRB, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 0.680%, 2/1/2017	$18,075,000
16,700,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.680%, 2/1/2017	16,700,000
35,600,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.680%, 2/1/2017	35,600,000
3,200,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.760%, 2/2/2017	3,200,000
16,300,000		Wilsonville, AL IDB, (Series D) (Gaston Plant) Daily VRDNs (Alabama Power Co.), 0.690%, 2/1/2017	16,300,000
		TOTAL	89,875,000
		Alaska—1.2%
2,350,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 0.640%, 2/2/2017	2,350,000
6,330,000		Alaska State Housing Finance Corp., (Series 2009B) Weekly VRDNs, 0.640%, 2/2/2017	6,330,000
16,170,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.640%, 2/2/2017	16,170,000
		TOTAL	24,850,000
		Arizona—0.1%
2,500,000	[2,3]	Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.820%, 2/2/2017	2,500,000
		California—7.6%
21,870,000		California Statewide Communities Development Authority, (Series 2009 C-3) Weekly VRDNs (Kaiser Permanente), 0.650%, 2/1/2017	21,870,000
5,000,000		California Statewide Communities Development Authority, (Series 2016) Weekly VRDNs (Pacific Collegiate Foundation)/(Comerica Bank LOC), 0.740%, 2/2/2017	5,000,000
20,885,000	[2,3]	Dublin, CA USD, Stage Trust (Series 2009-73Z), 0.86% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/9/2017	20,885,000
40,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.870%, 2/2/2017	40,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$24,965,000	[2,3]	Long Beach CCD, CA, Stage Trust (Series 2009-62C), 0.86% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/9/2017	$24,965,000
9,630,000	[2,3]	Los Angeles, CA Department of Water & Power (Water Works/System), Stage Trust (Series 2009-87C), 0.86% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/16/2017	9,630,000
24,775,000	[2,3]	Los Angeles, CA USD, Stage Trust (Series 2009-69C), 0.86% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/2/2017	24,775,000
5,500,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.640%, 2/2/2017	5,500,000
		TOTAL	152,625,000
		Colorado—1.2%
11,765,000		University of Colorado Hospital Authority, (Series 2015B) VRENs, 0.910%, 2/2/2017	11,765,000
12,975,000		University of Colorado Hospital Authority, (Series 2015C) VRENs, 0.910%, 2/2/2017	12,975,000
		TOTAL	24,740,000
		Connecticut—1.0%
2,960,000		Burlington, CT, 1.25% BANs, 7/18/2017	2,963,921
2,930,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.690%, 2/2/2017	2,930,000
350,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.680%, 2/1/2017	350,000
2,600,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.680%, 2/1/2017	2,600,000
365,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.690%, 2/2/2017	365,000
10,400,000		Groton City, CT, 2.00% BANs, 10/4/2017	10,462,094
		TOTAL	19,671,015
		District of Columbia—2.4%
47,730,000		District of Columbia Revenue, (Series 2008 A) Weekly VRDNs (Pew Charitable Trusts)/(PNC Bank, N.A. LOC), 0.650%, 2/2/2017	47,730,000
		Florida—9.4%
5,235,000		Citizens Property Insurance Corp. FL, (Series 2009 A-1), 5.50% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	5,312,258
20,000,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 5.25% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	20,275,246
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Florida—continued
$1,920,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.760%, 2/2/2017	$1,920,000
2,350,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.680%, 2/1/2017	2,350,000
1,240,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/1/2017	1,240,000
13,995,000	[2,3]	Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.810%, 2/2/2017	13,995,000
20,000,000	[2,3]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 0.86% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 2/1/2017	20,000,000
2,535,000	[2,3]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.760%, 2/2/2017	2,535,000
2,250,000		Palm Beach County, FL, (Series 2001) Weekly VRDNs (Zoological Society of Palm Beach, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.670%, 2/2/2017	2,250,000
1,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.670%, 2/2/2017	1,000,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 0.960%, 2/2/2017	16,500,000
23,450,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.640%, 2/1/2017	23,450,000
30,000,000		Sunshine State Governmental Finance Commission, FL, (Series 2010A) Weekly VRDNs (Miami-Dade County, FL)/(MUFG Union Bank, N.A. LOC), 0.660%, 2/2/2017	30,000,000
1,500,000		Sunshine State Governmental Finance Commission, FL, (Series 2010B) Weekly VRDNs (Miami-Dade County, FL)/(MUFG Union Bank, N.A. LOC), 0.670%, 2/2/2017	1,500,000
14,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.87% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/10/2017	14,000,000
32,070,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2017	32,070,000
		TOTAL	188,397,504
		Georgia—4.9%
2,000,000	[2,3]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.700%, 2/2/2017	2,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Georgia—continued
$7,100,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.680%, 2/2/2017	$7,100,000
1,700,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.710%, 2/2/2017	1,700,000
4,750,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.810%, 2/2/2017	4,750,000
9,395,000	[2,3]	DeKalb Private Hospital Authority, GA, Stage Trust (Series 2009-90C), 0.86% TOBs (Children's Healthcare of Atlanta, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/2/2017	9,395,000
8,000,000	[2,3]	Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.730%, 2/2/2017	8,000,000
6,000,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(TD Bank, N.A. LOC), 0.640%, 2/2/2017	6,000,000
55,500,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.77% TOBs (Royal Bank of Canada LOC), Optional Tender 2/1/2017	55,500,000
3,500,000		Private Colleges & Universities Facilities of GA, (Series 2005B-2) Weekly VRDNs (Emory University), 0.600%, 2/2/2017	3,500,000
		TOTAL	97,945,000
		Hawaii—0.5%
9,695,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.110%, 2/2/2017	9,695,000
		Illinois—0.9%
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.860%, 2/2/2017	600,000
800,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (OSF Health Care Systems)/(PNC Bank, N.A. LOC), 0.650%, 2/1/2017	800,000
15,000,000		Illinois State Toll Highway Authority, (2007 Series A-1A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.710%, 2/2/2017	15,000,000
885,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.660%, 2/2/2017	885,000
		TOTAL	17,285,000
		Indiana—1.4%
15,000,000	[2,3]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.86% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 3/9/2017	15,000,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.750%, 2/2/2017	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.750%, 2/2/2017	6,500,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Indiana—continued
$3,270,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.760%, 2/2/2017	$3,270,000
		TOTAL	28,805,000
		Louisiana—2.5%
1,200,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.690%, 2/1/2017	1,200,000
5,000,000		Louisiana Public Facilities Authority, (Series 2005) Daily VRDNs (Air Products & Chemicals, Inc.), 0.610%, 2/1/2017	5,000,000
39,100,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.660%, 2/1/2017	39,100,000
5,100,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.690%, 2/2/2017	5,100,000
		TOTAL	50,400,000
		Maine—0.7%
13,135,000	[2,3]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104), 0.86% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 4/27/2017	13,135,000
		Maryland—2.0%
1,935,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/7/2017	1,935,000
11,500,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Weekly VRDNs (TD Bank, N.A. LIQ), 0.640%, 2/2/2017	11,500,000
24,750,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.640%, 2/2/2017	24,750,000
1,029,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 2/7/2017	1,029,000
		TOTAL	39,214,000
		Massachusetts—2.1%
11,000,000		Haverhill, MA, 2.00% BANs, 6/1/2017	11,041,580
5,035,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 2/2/2017	5,035,000
7,900,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.690%, 2/2/2017	7,900,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Massachusetts—continued
$6,425,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.690%, 2/2/2017	$6,425,000
2,500,000	[2,3]	Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 0.700%, 2/2/2017	2,500,000
4,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.650%, 2/2/2017	4,000,000
5,500,000		Massachusetts State Housing Finance Agency Housing Revenue, (2015 Series A) Weekly VRDNs (Princeton Westford)/(Bank of America N.A. LOC), 0.680%, 2/2/2017	5,500,000
		TOTAL	42,401,580
		Michigan—6.1%
22,015,000	[2,3]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.810%, 2/2/2017	22,015,000
1,700,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(BMO Harris Bank, N.A. LOC), 0.610%, 2/1/2017	1,700,000
20,200,000	[2,3]	Karegnondi, MI Water Authority, PUTTERs (Series 5009) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/1/2017	20,200,000
400,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.660%, 2/1/2017	400,000
3,500,000		Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.670%, 2/2/2017	3,500,000
2,285,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2017	2,285,000
1,800,000		Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Andersons, Inc. (The))/(U.S. Bank, N.A. LOC), 0.740%, 2/1/2017	1,800,000
700,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.660%, 2/2/2017	700,000
7,000,000		Michigan State Finance Authority Revenue, (Series 2013MI-1), 0.75% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 3/1/2017	7,000,000
1,055,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.710%, 2/2/2017	1,055,000
4,180,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.760%, 2/2/2017	4,180,000
1,565,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.720%, 2/2/2017	1,565,000
4,200,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/1/2017	4,200,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Michigan—continued
$2,070,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2017	$2,070,000
3,950,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.640%, 2/2/2017	3,950,000
1,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.670%, 2/2/2017	1,000,000
400,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.720%, 2/2/2017	400,000
955,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.780%, 2/2/2017	955,000
26,600,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.780%, 2/2/2017	26,600,000
15,385,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.780%, 2/2/2017	15,385,000
		TOTAL	120,960,000
		Minnesota—2.0%
570,000		Andover, MN, (Series 2003) Weekly VRDNs (Presbyterian Homes of Andover, Inc.)/(FNMA LOC), 0.660%, 2/2/2017	570,000
1,470,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.760%, 2/2/2017	1,470,000
3,625,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.680%, 2/2/2017	3,625,000
3,500,000	[2,3]	Minneapolis, MN Health Care System, RBC Muni Trust (Series E-19) Weekly VRDNs (Fairview Health Services)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.680%, 2/2/2017	3,500,000
2,110,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.670%, 2/2/2017	2,110,000
8,500,000		Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.650%, 2/2/2017	8,500,000
1,600,000		Minnesota State Higher Education Facility Authority, (Series Five-G) Weekly VRDNs (Carleton College)/(JPMorgan Chase Bank, N.A. LIQ), 0.710%, 2/2/2017	1,600,000
3,345,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.640%, 2/2/2017	3,345,000
2,700,000		Rochester, MN Health Care Facility Authority, (Series 2016) Weekly VRDNs (Mayo Clinic), 0.660%, 2/1/2017	2,700,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Minnesota—continued
$6,800,000		Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.620%, 2/1/2017	$6,800,000
1,500,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.620%, 2/1/2017	1,500,000
3,642,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.740%, 2/2/2017	3,642,000
950,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.640%, 2/2/2017	950,000
		TOTAL	40,312,000
		Missouri—1.6%
31,945,000		Missouri State HEFA, (Series 2000) Weekly VRDNs (Lutheran Senior Services)/(Bank of America N.A. LOC), 0.700%, 2/1/2017	31,945,000
		Multi-State—8.0%
71,400,000	[2,3]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 0.760%, 2/2/2017	71,400,000
45,000,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.750%, 2/2/2017	45,000,000
44,000,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 0.780%, 2/2/2017	44,000,000
		TOTAL	160,400,000
		Nevada—1.4%
28,500,000	[2,3]	Henderson, NV Health Facility, Tender Option Bond Trust Certificates (2016-XG0087) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse AG LIQ), 0.690%, 2/2/2017	28,500,000
		New Jersey—3.4%
15,925,000		Belmar, NJ, 2.00% BANs, 2/10/2017	15,929,215
6,182,545		Glassboro Borough, NJ, 2.50% BANs, 1/10/2018	6,239,755
2,665,000		Kenilworth, NJ, 2.00% BANs, 12/8/2017	2,679,503
5,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.680%, 2/2/2017	5,000,000
500,000		New Jersey Health Care Facilities Financing Authority, (Series 2009D) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.640%, 2/2/2017	500,000
2,250,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.710%, 2/2/2017	2,250,000
11,385,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Stage Trust (Series 2011-28C), 0.86% TOBs (New Jersey State)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/2/2017	11,385,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New Jersey—continued
$20,000,000		North Brunswick Township, NJ, 2.00% BANs, 7/27/2017	$20,110,435
2,945,000		Winslow Township, NJ, (Series A), 2.50% BANs, 12/27/2017	2,973,003
		TOTAL	67,066,911
		New York—8.1%
4,800,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/2/2017	4,800,000
10,000,000	[2,3]	Battery Park, NY City Authority, PUTTERs (Series 5012) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/1/2017	10,000,000
8,450,000		Canton, NY CSD, 1.75% BANs, 7/14/2017	8,482,528
20,000,000		Kingston, NY City School District, (Series A), 1.50% BANs, 6/15/2017	20,036,759
8,885,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.810%, 2/2/2017	8,885,000
10,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.660%, 2/1/2017	10,000,000
5,350,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.650%, 2/1/2017	5,350,000
41,500,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.650%, 2/1/2017	41,500,000
12,225,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.630%, 2/1/2017	12,225,000
18,650,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.660%, 2/1/2017	18,650,000
1,400,000		New York City, NY Transitional Finance Authority, (Series 1999B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.680%, 2/1/2017	1,400,000
700,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.650%, 2/1/2017	700,000
6,000,000		New York State HFA, (2009 Series B) Weekly VRDNs (80 DeKalb Avenue)/(Landesbank Hessen-Thuringen LOC), 0.680%, 2/1/2017	6,000,000
13,201,532		West Genesee, NY CSD, 2.00% BANs, 6/30/2017	13,255,079
		TOTAL	161,284,366
		North Carolina—3.8%
7,175,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 0.86% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/2/2017	7,175,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		North Carolina—continued
$545,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Tender Option Bond Trust Certificates (2016-XF2222) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.690%, 2/2/2017	$545,000
2,355,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.650%, 2/1/2017	2,355,000
4,085,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.690%, 2/1/2017	4,085,000
3,750,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.660%, 2/2/2017	3,750,000
15,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.640%, 2/2/2017	15,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.640%, 2/2/2017	5,000,000
11,015,000	[2,3]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.86% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/6/2017	11,015,000
1,000,000	[2,3]	North Carolina State, Tender Option Bond Trust Certificates (2015-XF2113) Weekly VRDNs (Citibank NA, New York LIQ), 0.690%, 2/2/2017	1,000,000
12,200,000		Person County, NC Industrial Facilities & PCFA, (Series 2010) Weekly VRDNs (Certainteed Gypsum, Inc.)/(Credit Industriel et Commercial LOC), 0.720%, 2/2/2017	12,200,000
13,700,000		Raleigh, NC, (Series 2005B-1) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.630%, 2/1/2017	13,700,000
		TOTAL	75,825,000
		Ohio—1.2%
1,725,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.640%, 2/1/2017	1,725,000
600,000		Franklin County, OH Health Care Facilities, (Series 2005B) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Comerica Bank LOC), 0.710%, 2/2/2017	600,000
8,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.75% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 3/1/2017	8,000,000
2,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 1997A) Weekly VRDNs (Children's Hospital Medical Center)/(PNC Bank, N.A. LOC), 0.670%, 2/2/2017	2,000,000
2,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.660%, 2/2/2017	2,000,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Ohio—continued
$250,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic)/(Barclays Bank PLC LIQ), 0.610%, 2/1/2017	$250,000
4,650,000		Ohio State, (Series 2016B) Weekly VRDNs, 0.650%, 2/1/2017	4,650,000
4,600,000		Ohio State, (Series 2016C) Weekly VRDNs, 0.790%, 2/1/2017	4,600,000
		TOTAL	23,825,000
		Oklahoma—1.0%
14,400,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.010%, 2/2/2017	14,400,000
4,730,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.720%, 2/2/2017	4,730,000
		TOTAL	19,130,000
		Pennsylvania—8.4%
1,000,000		Allegheny County, PA HDA, (Series 1997) Weekly VRDNs (Dialysis Clinic, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.760%, 2/2/2017	1,000,000
5,040,000	[2,3]	Allegheny County, PA HDA, PUTTERs (Series 4323) Daily VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.670%, 2/1/2017	5,040,000
500,000	[2,3]	Allegheny County, PA HDA, PUTTERs (Series 5011) Daily VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/1/2017	500,000
2,800,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.660%, 2/2/2017	2,800,000
4,015,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.700%, 2/2/2017	4,015,000
3,330,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.660%, 2/2/2017	3,330,000
8,500,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.690%, 2/1/2017	8,500,000
7,080,000	[2,3]	Franklin County, PA IDA, Stage Trust (Series 2010-01C), 0.86% TOBs (Chambersburg Hospital)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/16/2017	7,080,000
4,795,000	[2,3]	Geisinger Authority, PA Health System, Stage Trust (Series 2011-69C), 0.86% TOBs (Geisinger Health System)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/9/2017	4,795,000
3,955,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.660%, 2/2/2017	3,955,000
300,000		Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.670%, 2/2/2017	300,000
4,300,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.650%, 2/2/2017	4,300,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Pennsylvania—continued
$3,000,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs (Barclays Bank PLC LOC), 0.660%, 2/2/2017	$3,000,000
89,255,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.740%, 2/2/2017	89,255,000
20,000,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.700%, 2/2/2017	20,000,000
9,500,000	[2,3]	State Public School Building Authority, PA, Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.830%, 2/2/2017	9,500,000
		TOTAL	167,370,000
		South Carolina—0.5%
10,000,000		Lexington, SC Waterworks & Sewer System, 2.50% BANs, 12/1/2017	10,119,042
		Texas—6.3%
700,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.750%, 2/2/2017	700,000
1,135,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/2/2017	1,135,000
25,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Series 2009 C-2), 0.76% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 3/7/2017	25,000,000
6,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2016D) Weekly VRDNs (Memorial Hermann Health System), 0.660%, 2/1/2017	6,500,000
9,330,000		Harris County, TX Education Facilities Finance Corp., (Series 2016E) Weekly VRDNs (Memorial Hermann Health System), 0.660%, 2/1/2017	9,330,000
18,965,000	[2,3]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.86% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 2/9/2017	18,965,000
4,440,000	[2,3]	North Texas Tollway Authority, Tender Option Bond Trust Certificates (2015-XF2037) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.810%, 2/2/2017	4,440,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.690%, 2/1/2017	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.690%, 2/1/2017	21,000,000
6,680,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.670%, 2/1/2017	6,680,000
8,000,000		Texas State, Veterans Bonds (Series 2017) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.670%, 2/1/2017	8,000,000
		TOTAL	126,750,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Virginia—4.3%
$1,200,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.670%, 2/1/2017	$1,200,000
4,650,000		Loudoun County, VA IDA, (Series 2003B) Weekly VRDNs (Howard Hughes Medical Institute), 0.640%, 2/1/2017	4,650,000
5,000,000		Loudoun County, VA IDA, (Series 2003F) Weekly VRDNs (Howard Hughes Medical Institute), 0.650%, 2/1/2017	5,000,000
1,900,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.650%, 2/2/2017	1,900,000
5,095,000		Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.660%, 2/2/2017	5,095,000
3,910,000		Lynchburg, VA IDA, (Series 2004E) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.660%, 2/2/2017	3,910,000
7,125,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.710%, 2/2/2017	7,125,000
56,340,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2003-0014), 1.00% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 2/23/2017	56,340,000
		TOTAL	85,220,000
		Washington—1.4%
24,845,000	[2,3]	Central Puget Sound, WA Regional Transit Authority, Tender Option Bond Trust Receipts (2016-ZF0473) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.690%, 2/2/2017	24,845,000
4,005,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(MUFG Union Bank, N.A. LOC), 0.840%, 2/1/2017	4,005,000
		TOTAL	28,850,000
		Wisconsin—0.5%
9,000,000		Wisconsin Public Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (RPD Holdings, LLC and HGI Wisconsin, LLC)/(AgriBank FCB LOC), 0.760%, 2/2/2017	9,000,000
		TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)[4]	2,005,826,418
		OTHER ASSETS AND LIABILITIES-NET—(0.4)%[5]	(7,736,707)
		TOTAL NET ASSETS—100%	$1,998,089,711
At January 31, 2017, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
Semi-Annual Shareholder Report
14

1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $627,690,000, which represented 31.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $627,690,000, which represented 31.4% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
15

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.45%	0.11%	0.02%	0.01%	0.02%	0.04%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.13%[4]	0.08%[4]	0.10%[4]	0.18%[4]	0.21%[4]
Net investment income	0.48%[3]	0.08%	0.01%	0.01%	0.02%	0.03%
Expense waiver/reimbursement[5]	0.09%[3]	0.17%	0.21%	0.19%	0.11%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,747,054	$4,088,135	$5,295,667	$5,272,724	$5,906,897	$6,671,609
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.13%, 0.08%, 0.10%, 0.18% and 0.21% for the years ended July 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.0001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.32%	0.03%	0.02%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.46%[3]	0.20%[4]	0.08%[4]	0.10%[4]	0.18%[4]	0.24%[4]
Net investment income	0.23%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[3]	0.34%	0.46%	0.44%	0.36%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$251,036	$584,889	$1,179,326	$1,241,451	$1,339,613	$1,620,808
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.08%, 0.10%, 0.18% and 0.24% for the years ended July 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$2,005,826,418
Cash		2,477,222
Income receivable		2,971,513
Receivable for shares sold		1,722,380
TOTAL ASSETS		2,012,997,533
Liabilities:
Payable for investments purchased	$12,791,136
Payable for shares redeemed	1,507,485
Income distribution payable	485,276
Payable to adviser (Note 4)	5,756
Payable for administrative fee (Note 4)	4,285
Payable for other service fees (Note 4)	4,017
Accrued expenses (Note 4)	109,867
TOTAL LIABILITIES		14,907,822
Net assets for 1,998,084,506 shares outstanding		$1,998,089,711
Net Assets Consist of:
Paid-in capital		$1,998,065,023
Accumulated net realized gain on investments		24,544
Undistributed net investment income		144
TOTAL NET ASSETS		$1,998,089,711
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$1,747,054,012 ÷ 1,747,049,462 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$251,035,699 ÷ 251,035,044 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest		$8,294,030
Expenses:
Investment adviser fee (Note 4)	$2,388,749
Administrative fee (Note 4)	934,468
Custodian fees	60,043
Transfer agent fee	20,841
Directors'/Trustees' fees (Note 4)	16,835
Auditing fees	11,274
Legal fees	23,122
Portfolio accounting fees	113,582
Other service fees (Notes 2 and 4)	414,407
Share registration costs	38,225
Printing and postage	16,881
Miscellaneous (Note 4)	40,172
TOTAL EXPENSES	4,078,599
Waiver of investment adviser fee (Note 4)	(1,097,480)
Net expenses		2,981,119
Net investment income		5,312,911
Net realized gain on investments		3,454,771
Change in net assets resulting from operations		$8,767,682
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,312,911	$4,473,524
Net realized gain on investments	3,454,771	486,951
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,767,682	4,960,475
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(4,925,034)	(4,354,762)
Service Shares	(387,826)	(119,090)
Distributions from net realized gain on investments
Wealth Shares	(3,281,396)	(983,372)
Service Shares	(635,725)	(189,379)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,229,981)	(5,646,603)
Share Transactions:
Proceeds from sale of shares	3,762,231,981	18,913,421,293
Net asset value of shares issued to shareholders in payment of distributions declared	2,661,817	825,185
Cost of shares redeemed	(6,439,366,071)	(20,715,529,098)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,674,472,273)	(1,801,282,620)
Change in net assets	(2,674,934,572)	(1,801,968,748)
Net Assets:
Beginning of period	4,673,024,283	6,474,993,031
End of period (including undistributed net investment income of $144 and $93, respectively)	$1,998,089,711	$4,673,024,283
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the
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current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waiver of $1,097,480 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$414,407
For the six months ended January 31, 2017, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	3,272,318,785	$3,272,318,785	16,339,974,079	$16,339,974,079
Shares issued to shareholders in payment of distributions declared	2,139,011	2,139,011	703,277	703,277
Shares redeemed	(5,615,134,265)	(5,615,134,265)	(17,547,670,430)	(17,547,670,430)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(2,340,676,469)	$(2,340,676,469)	(1,206,993,074)	$(1,206,993,074)
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	489,913,196	$489,913,196	2,573,447,214	$2,573,447,214
Shares issued to shareholders in payment of distributions declared	522,806	522,806	121,908	121,908
Shares redeemed	(824,231,806)	(824,231,806)	(3,167,858,668)	(3,167,858,668)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(333,795,804)	$(333,795,804)	(594,289,546)	$(594,289,546)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,674,472,273)	$(2,674,472,273)	(1,801,282,620)	$(1,801,282,620)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the Adviser voluntarily waived $1,097,480 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $2,479 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive
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certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,642,950,000 and $1,295,624,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
6. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,004.50	$1.06
Service Shares	$1,000	$1,003.20	$2.32
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,024.15	$1.07
Service Shares	$1,000	$1,022.89	$2.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.21%
Service Shares	0.46%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report
33

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
34

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
35

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
36

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
37

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 60934N880
Q450202 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Wealth	TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	74.7%
Municipal Notes	23.8%
Commercial Paper	1.9%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.6%
8-30 Days	10.9%
31-90 Days	3.9%
91-180 Days	5.1%
181 Days or more	4.9%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.4%[1]
		Alabama—4.5%
$ 18,075,000		Columbia, AL IDB PCRB, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 0.680%, 2/1/2017	$18,075,000
16,700,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.680%, 2/1/2017	16,700,000
35,600,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.680%, 2/1/2017	35,600,000
3,200,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.760%, 2/2/2017	3,200,000
16,300,000		Wilsonville, AL IDB, (Series D) (Gaston Plant) Daily VRDNs (Alabama Power Co.), 0.690%, 2/1/2017	16,300,000
		TOTAL	89,875,000
		Alaska—1.2%
2,350,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 0.640%, 2/2/2017	2,350,000
6,330,000		Alaska State Housing Finance Corp., (Series 2009B) Weekly VRDNs, 0.640%, 2/2/2017	6,330,000
16,170,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.640%, 2/2/2017	16,170,000
		TOTAL	24,850,000
		Arizona—0.1%
2,500,000	[2,3]	Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.820%, 2/2/2017	2,500,000
		California—7.6%
21,870,000		California Statewide Communities Development Authority, (Series 2009 C-3) Weekly VRDNs (Kaiser Permanente), 0.650%, 2/1/2017	21,870,000
5,000,000		California Statewide Communities Development Authority, (Series 2016) Weekly VRDNs (Pacific Collegiate Foundation)/(Comerica Bank LOC), 0.740%, 2/2/2017	5,000,000
20,885,000	[2,3]	Dublin, CA USD, Stage Trust (Series 2009-73Z), 0.86% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/9/2017	20,885,000
40,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.870%, 2/2/2017	40,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$24,965,000	[2,3]	Long Beach CCD, CA, Stage Trust (Series 2009-62C), 0.86% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/9/2017	$24,965,000
9,630,000	[2,3]	Los Angeles, CA Department of Water & Power (Water Works/System), Stage Trust (Series 2009-87C), 0.86% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/16/2017	9,630,000
24,775,000	[2,3]	Los Angeles, CA USD, Stage Trust (Series 2009-69C), 0.86% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/2/2017	24,775,000
5,500,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.640%, 2/2/2017	5,500,000
		TOTAL	152,625,000
		Colorado—1.2%
11,765,000		University of Colorado Hospital Authority, (Series 2015B) VRENs, 0.910%, 2/2/2017	11,765,000
12,975,000		University of Colorado Hospital Authority, (Series 2015C) VRENs, 0.910%, 2/2/2017	12,975,000
		TOTAL	24,740,000
		Connecticut—1.0%
2,960,000		Burlington, CT, 1.25% BANs, 7/18/2017	2,963,921
2,930,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.690%, 2/2/2017	2,930,000
350,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.680%, 2/1/2017	350,000
2,600,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.680%, 2/1/2017	2,600,000
365,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.690%, 2/2/2017	365,000
10,400,000		Groton City, CT, 2.00% BANs, 10/4/2017	10,462,094
		TOTAL	19,671,015
		District of Columbia—2.4%
47,730,000		District of Columbia Revenue, (Series 2008 A) Weekly VRDNs (Pew Charitable Trusts)/(PNC Bank, N.A. LOC), 0.650%, 2/2/2017	47,730,000
		Florida—9.4%
5,235,000		Citizens Property Insurance Corp. FL, (Series 2009 A-1), 5.50% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	5,312,258
20,000,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 5.25% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	20,275,246
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Florida—continued
$1,920,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.760%, 2/2/2017	$1,920,000
2,350,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.680%, 2/1/2017	2,350,000
1,240,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/1/2017	1,240,000
13,995,000	[2,3]	Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.810%, 2/2/2017	13,995,000
20,000,000	[2,3]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 0.86% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 2/1/2017	20,000,000
2,535,000	[2,3]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.760%, 2/2/2017	2,535,000
2,250,000		Palm Beach County, FL, (Series 2001) Weekly VRDNs (Zoological Society of Palm Beach, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.670%, 2/2/2017	2,250,000
1,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.670%, 2/2/2017	1,000,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 0.960%, 2/2/2017	16,500,000
23,450,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.640%, 2/1/2017	23,450,000
30,000,000		Sunshine State Governmental Finance Commission, FL, (Series 2010A) Weekly VRDNs (Miami-Dade County, FL)/(MUFG Union Bank, N.A. LOC), 0.660%, 2/2/2017	30,000,000
1,500,000		Sunshine State Governmental Finance Commission, FL, (Series 2010B) Weekly VRDNs (Miami-Dade County, FL)/(MUFG Union Bank, N.A. LOC), 0.670%, 2/2/2017	1,500,000
14,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.87% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/10/2017	14,000,000
32,070,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2017	32,070,000
		TOTAL	188,397,504
		Georgia—4.9%
2,000,000	[2,3]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.700%, 2/2/2017	2,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Georgia—continued
$7,100,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.680%, 2/2/2017	$7,100,000
1,700,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.710%, 2/2/2017	1,700,000
4,750,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.810%, 2/2/2017	4,750,000
9,395,000	[2,3]	DeKalb Private Hospital Authority, GA, Stage Trust (Series 2009-90C), 0.86% TOBs (Children's Healthcare of Atlanta, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/2/2017	9,395,000
8,000,000	[2,3]	Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.730%, 2/2/2017	8,000,000
6,000,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(TD Bank, N.A. LOC), 0.640%, 2/2/2017	6,000,000
55,500,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.77% TOBs (Royal Bank of Canada LOC), Optional Tender 2/1/2017	55,500,000
3,500,000		Private Colleges & Universities Facilities of GA, (Series 2005B-2) Weekly VRDNs (Emory University), 0.600%, 2/2/2017	3,500,000
		TOTAL	97,945,000
		Hawaii—0.5%
9,695,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.110%, 2/2/2017	9,695,000
		Illinois—0.9%
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.860%, 2/2/2017	600,000
800,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (OSF Health Care Systems)/(PNC Bank, N.A. LOC), 0.650%, 2/1/2017	800,000
15,000,000		Illinois State Toll Highway Authority, (2007 Series A-1A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.710%, 2/2/2017	15,000,000
885,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.660%, 2/2/2017	885,000
		TOTAL	17,285,000
		Indiana—1.4%
15,000,000	[2,3]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.86% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 3/9/2017	15,000,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.750%, 2/2/2017	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.750%, 2/2/2017	6,500,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Indiana—continued
$3,270,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.760%, 2/2/2017	$3,270,000
		TOTAL	28,805,000
		Louisiana—2.5%
1,200,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.690%, 2/1/2017	1,200,000
5,000,000		Louisiana Public Facilities Authority, (Series 2005) Daily VRDNs (Air Products & Chemicals, Inc.), 0.610%, 2/1/2017	5,000,000
39,100,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.660%, 2/1/2017	39,100,000
5,100,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.690%, 2/2/2017	5,100,000
		TOTAL	50,400,000
		Maine—0.7%
13,135,000	[2,3]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104), 0.86% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 4/27/2017	13,135,000
		Maryland—2.0%
1,935,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/7/2017	1,935,000
11,500,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Weekly VRDNs (TD Bank, N.A. LIQ), 0.640%, 2/2/2017	11,500,000
24,750,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.640%, 2/2/2017	24,750,000
1,029,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 2/7/2017	1,029,000
		TOTAL	39,214,000
		Massachusetts—2.1%
11,000,000		Haverhill, MA, 2.00% BANs, 6/1/2017	11,041,580
5,035,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 2/2/2017	5,035,000
7,900,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.690%, 2/2/2017	7,900,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Massachusetts—continued
$6,425,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.690%, 2/2/2017	$6,425,000
2,500,000	[2,3]	Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 0.700%, 2/2/2017	2,500,000
4,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.650%, 2/2/2017	4,000,000
5,500,000		Massachusetts State Housing Finance Agency Housing Revenue, (2015 Series A) Weekly VRDNs (Princeton Westford)/(Bank of America N.A. LOC), 0.680%, 2/2/2017	5,500,000
		TOTAL	42,401,580
		Michigan—6.1%
22,015,000	[2,3]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.810%, 2/2/2017	22,015,000
1,700,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(BMO Harris Bank, N.A. LOC), 0.610%, 2/1/2017	1,700,000
20,200,000	[2,3]	Karegnondi, MI Water Authority, PUTTERs (Series 5009) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/1/2017	20,200,000
400,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.660%, 2/1/2017	400,000
3,500,000		Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.670%, 2/2/2017	3,500,000
2,285,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2017	2,285,000
1,800,000		Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Andersons, Inc. (The))/(U.S. Bank, N.A. LOC), 0.740%, 2/1/2017	1,800,000
700,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.660%, 2/2/2017	700,000
7,000,000		Michigan State Finance Authority Revenue, (Series 2013MI-1), 0.75% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 3/1/2017	7,000,000
1,055,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.710%, 2/2/2017	1,055,000
4,180,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.760%, 2/2/2017	4,180,000
1,565,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.720%, 2/2/2017	1,565,000
4,200,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/1/2017	4,200,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Michigan—continued
$2,070,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2017	$2,070,000
3,950,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.640%, 2/2/2017	3,950,000
1,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.670%, 2/2/2017	1,000,000
400,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.720%, 2/2/2017	400,000
955,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.780%, 2/2/2017	955,000
26,600,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.780%, 2/2/2017	26,600,000
15,385,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.780%, 2/2/2017	15,385,000
		TOTAL	120,960,000
		Minnesota—2.0%
570,000		Andover, MN, (Series 2003) Weekly VRDNs (Presbyterian Homes of Andover, Inc.)/(FNMA LOC), 0.660%, 2/2/2017	570,000
1,470,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.760%, 2/2/2017	1,470,000
3,625,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.680%, 2/2/2017	3,625,000
3,500,000	[2,3]	Minneapolis, MN Health Care System, RBC Muni Trust (Series E-19) Weekly VRDNs (Fairview Health Services)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.680%, 2/2/2017	3,500,000
2,110,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.670%, 2/2/2017	2,110,000
8,500,000		Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.650%, 2/2/2017	8,500,000
1,600,000		Minnesota State Higher Education Facility Authority, (Series Five-G) Weekly VRDNs (Carleton College)/(JPMorgan Chase Bank, N.A. LIQ), 0.710%, 2/2/2017	1,600,000
3,345,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.640%, 2/2/2017	3,345,000
2,700,000		Rochester, MN Health Care Facility Authority, (Series 2016) Weekly VRDNs (Mayo Clinic), 0.660%, 2/1/2017	2,700,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Minnesota—continued
$6,800,000		Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.620%, 2/1/2017	$6,800,000
1,500,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.620%, 2/1/2017	1,500,000
3,642,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.740%, 2/2/2017	3,642,000
950,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.640%, 2/2/2017	950,000
		TOTAL	40,312,000
		Missouri—1.6%
31,945,000		Missouri State HEFA, (Series 2000) Weekly VRDNs (Lutheran Senior Services)/(Bank of America N.A. LOC), 0.700%, 2/1/2017	31,945,000
		Multi-State—8.0%
71,400,000	[2,3]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 0.760%, 2/2/2017	71,400,000
45,000,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.750%, 2/2/2017	45,000,000
44,000,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 0.780%, 2/2/2017	44,000,000
		TOTAL	160,400,000
		Nevada—1.4%
28,500,000	[2,3]	Henderson, NV Health Facility, Tender Option Bond Trust Certificates (2016-XG0087) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse AG LIQ), 0.690%, 2/2/2017	28,500,000
		New Jersey—3.4%
15,925,000		Belmar, NJ, 2.00% BANs, 2/10/2017	15,929,215
6,182,545		Glassboro Borough, NJ, 2.50% BANs, 1/10/2018	6,239,755
2,665,000		Kenilworth, NJ, 2.00% BANs, 12/8/2017	2,679,503
5,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.680%, 2/2/2017	5,000,000
500,000		New Jersey Health Care Facilities Financing Authority, (Series 2009D) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.640%, 2/2/2017	500,000
2,250,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.710%, 2/2/2017	2,250,000
11,385,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Stage Trust (Series 2011-28C), 0.86% TOBs (New Jersey State)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/2/2017	11,385,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New Jersey—continued
$20,000,000		North Brunswick Township, NJ, 2.00% BANs, 7/27/2017	$20,110,435
2,945,000		Winslow Township, NJ, (Series A), 2.50% BANs, 12/27/2017	2,973,003
		TOTAL	67,066,911
		New York—8.1%
4,800,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/2/2017	4,800,000
10,000,000	[2,3]	Battery Park, NY City Authority, PUTTERs (Series 5012) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/1/2017	10,000,000
8,450,000		Canton, NY CSD, 1.75% BANs, 7/14/2017	8,482,528
20,000,000		Kingston, NY City School District, (Series A), 1.50% BANs, 6/15/2017	20,036,759
8,885,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.810%, 2/2/2017	8,885,000
10,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.660%, 2/1/2017	10,000,000
5,350,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.650%, 2/1/2017	5,350,000
41,500,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.650%, 2/1/2017	41,500,000
12,225,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.630%, 2/1/2017	12,225,000
18,650,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.660%, 2/1/2017	18,650,000
1,400,000		New York City, NY Transitional Finance Authority, (Series 1999B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.680%, 2/1/2017	1,400,000
700,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.650%, 2/1/2017	700,000
6,000,000		New York State HFA, (2009 Series B) Weekly VRDNs (80 DeKalb Avenue)/(Landesbank Hessen-Thuringen LOC), 0.680%, 2/1/2017	6,000,000
13,201,532		West Genesee, NY CSD, 2.00% BANs, 6/30/2017	13,255,079
		TOTAL	161,284,366
		North Carolina—3.8%
7,175,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 0.86% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/2/2017	7,175,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		North Carolina—continued
$545,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Tender Option Bond Trust Certificates (2016-XF2222) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.690%, 2/2/2017	$545,000
2,355,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.650%, 2/1/2017	2,355,000
4,085,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.690%, 2/1/2017	4,085,000
3,750,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.660%, 2/2/2017	3,750,000
15,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.640%, 2/2/2017	15,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.640%, 2/2/2017	5,000,000
11,015,000	[2,3]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.86% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/6/2017	11,015,000
1,000,000	[2,3]	North Carolina State, Tender Option Bond Trust Certificates (2015-XF2113) Weekly VRDNs (Citibank NA, New York LIQ), 0.690%, 2/2/2017	1,000,000
12,200,000		Person County, NC Industrial Facilities & PCFA, (Series 2010) Weekly VRDNs (Certainteed Gypsum, Inc.)/(Credit Industriel et Commercial LOC), 0.720%, 2/2/2017	12,200,000
13,700,000		Raleigh, NC, (Series 2005B-1) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.630%, 2/1/2017	13,700,000
		TOTAL	75,825,000
		Ohio—1.2%
1,725,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.640%, 2/1/2017	1,725,000
600,000		Franklin County, OH Health Care Facilities, (Series 2005B) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Comerica Bank LOC), 0.710%, 2/2/2017	600,000
8,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.75% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 3/1/2017	8,000,000
2,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 1997A) Weekly VRDNs (Children's Hospital Medical Center)/(PNC Bank, N.A. LOC), 0.670%, 2/2/2017	2,000,000
2,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.660%, 2/2/2017	2,000,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Ohio—continued
$250,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic)/(Barclays Bank PLC LIQ), 0.610%, 2/1/2017	$250,000
4,650,000		Ohio State, (Series 2016B) Weekly VRDNs, 0.650%, 2/1/2017	4,650,000
4,600,000		Ohio State, (Series 2016C) Weekly VRDNs, 0.790%, 2/1/2017	4,600,000
		TOTAL	23,825,000
		Oklahoma—1.0%
14,400,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.010%, 2/2/2017	14,400,000
4,730,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.720%, 2/2/2017	4,730,000
		TOTAL	19,130,000
		Pennsylvania—8.4%
1,000,000		Allegheny County, PA HDA, (Series 1997) Weekly VRDNs (Dialysis Clinic, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.760%, 2/2/2017	1,000,000
5,040,000	[2,3]	Allegheny County, PA HDA, PUTTERs (Series 4323) Daily VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.670%, 2/1/2017	5,040,000
500,000	[2,3]	Allegheny County, PA HDA, PUTTERs (Series 5011) Daily VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/1/2017	500,000
2,800,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.660%, 2/2/2017	2,800,000
4,015,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.700%, 2/2/2017	4,015,000
3,330,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.660%, 2/2/2017	3,330,000
8,500,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.690%, 2/1/2017	8,500,000
7,080,000	[2,3]	Franklin County, PA IDA, Stage Trust (Series 2010-01C), 0.86% TOBs (Chambersburg Hospital)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/16/2017	7,080,000
4,795,000	[2,3]	Geisinger Authority, PA Health System, Stage Trust (Series 2011-69C), 0.86% TOBs (Geisinger Health System)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/9/2017	4,795,000
3,955,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.660%, 2/2/2017	3,955,000
300,000		Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.670%, 2/2/2017	300,000
4,300,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.650%, 2/2/2017	4,300,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Pennsylvania—continued
$3,000,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs (Barclays Bank PLC LOC), 0.660%, 2/2/2017	$3,000,000
89,255,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.740%, 2/2/2017	89,255,000
20,000,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.700%, 2/2/2017	20,000,000
9,500,000	[2,3]	State Public School Building Authority, PA, Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.830%, 2/2/2017	9,500,000
		TOTAL	167,370,000
		South Carolina—0.5%
10,000,000		Lexington, SC Waterworks & Sewer System, 2.50% BANs, 12/1/2017	10,119,042
		Texas—6.3%
700,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.750%, 2/2/2017	700,000
1,135,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/2/2017	1,135,000
25,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Series 2009 C-2), 0.76% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 3/7/2017	25,000,000
6,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2016D) Weekly VRDNs (Memorial Hermann Health System), 0.660%, 2/1/2017	6,500,000
9,330,000		Harris County, TX Education Facilities Finance Corp., (Series 2016E) Weekly VRDNs (Memorial Hermann Health System), 0.660%, 2/1/2017	9,330,000
18,965,000	[2,3]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.86% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 2/9/2017	18,965,000
4,440,000	[2,3]	North Texas Tollway Authority, Tender Option Bond Trust Certificates (2015-XF2037) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.810%, 2/2/2017	4,440,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.690%, 2/1/2017	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.690%, 2/1/2017	21,000,000
6,680,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.670%, 2/1/2017	6,680,000
8,000,000		Texas State, Veterans Bonds (Series 2017) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.670%, 2/1/2017	8,000,000
		TOTAL	126,750,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Virginia—4.3%
$1,200,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.670%, 2/1/2017	$1,200,000
4,650,000		Loudoun County, VA IDA, (Series 2003B) Weekly VRDNs (Howard Hughes Medical Institute), 0.640%, 2/1/2017	4,650,000
5,000,000		Loudoun County, VA IDA, (Series 2003F) Weekly VRDNs (Howard Hughes Medical Institute), 0.650%, 2/1/2017	5,000,000
1,900,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.650%, 2/2/2017	1,900,000
5,095,000		Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.660%, 2/2/2017	5,095,000
3,910,000		Lynchburg, VA IDA, (Series 2004E) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.660%, 2/2/2017	3,910,000
7,125,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.710%, 2/2/2017	7,125,000
56,340,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2003-0014), 1.00% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 2/23/2017	56,340,000
		TOTAL	85,220,000
		Washington—1.4%
24,845,000	[2,3]	Central Puget Sound, WA Regional Transit Authority, Tender Option Bond Trust Receipts (2016-ZF0473) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.690%, 2/2/2017	24,845,000
4,005,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(MUFG Union Bank, N.A. LOC), 0.840%, 2/1/2017	4,005,000
		TOTAL	28,850,000
		Wisconsin—0.5%
9,000,000		Wisconsin Public Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (RPD Holdings, LLC and HGI Wisconsin, LLC)/(AgriBank FCB LOC), 0.760%, 2/2/2017	9,000,000
		TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)[4]	2,005,826,418
		OTHER ASSETS AND LIABILITIES-NET—(0.4)%[5]	(7,736,707)
		TOTAL NET ASSETS—100%	$1,998,089,711
At January 31, 2017, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
Semi-Annual Shareholder Report
14

1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $627,690,000, which represented 31.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $627,690,000, which represented 31.4% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
15

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.45%	0.11%	0.02%	0.01%	0.02%	0.04%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.13%[4]	0.08%[4]	0.10%[4]	0.18%[4]	0.21%[4]
Net investment income	0.48%[3]	0.08%	0.01%	0.01%	0.02%	0.03%
Expense waiver/reimbursement[5]	0.09%[3]	0.17%	0.21%	0.19%	0.11%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,747,054	$4,088,135	$5,295,667	$5,272,724	$5,906,897	$6,671,609
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.13%, 0.08%, 0.10%, 0.18% and 0.21% for the years ended July 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$2,005,826,418
Cash		2,477,222
Income receivable		2,971,513
Receivable for shares sold		1,722,380
TOTAL ASSETS		2,012,997,533
Liabilities:
Payable for investments purchased	$12,791,136
Payable for shares redeemed	1,507,485
Income distribution payable	485,276
Payable to adviser (Note 4)	5,756
Payable for administrative fee (Note 4)	4,285
Payable for other service fees (Note 4)	4,017
Accrued expenses (Note 4)	109,867
TOTAL LIABILITIES		14,907,822
Net assets for 1,998,084,506 shares outstanding		$1,998,089,711
Net Assets Consist of:
Paid-in capital		$1,998,065,023
Accumulated net realized gain on investments		24,544
Undistributed net investment income		144
TOTAL NET ASSETS		$1,998,089,711
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$1,747,054,012 ÷ 1,747,049,462 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$251,035,699 ÷ 251,035,044 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest		$8,294,030
Expenses:
Investment adviser fee (Note 4)	$2,388,749
Administrative fee (Note 4)	934,468
Custodian fees	60,043
Transfer agent fee	20,841
Directors'/Trustees' fees (Note 4)	16,835
Auditing fees	11,274
Legal fees	23,122
Portfolio accounting fees	113,582
Other service fees (Notes 2 and 4)	414,407
Share registration costs	38,225
Printing and postage	16,881
Miscellaneous (Note 4)	40,172
TOTAL EXPENSES	4,078,599
Waiver of investment adviser fee (Note 4)	(1,097,480)
Net expenses		2,981,119
Net investment income		5,312,911
Net realized gain on investments		3,454,771
Change in net assets resulting from operations		$8,767,682
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,312,911	$4,473,524
Net realized gain on investments	3,454,771	486,951
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,767,682	4,960,475
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(4,925,034)	(4,354,762)
Service Shares	(387,826)	(119,090)
Distributions from net realized gain on investments
Wealth Shares	(3,281,396)	(983,372)
Service Shares	(635,725)	(189,379)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,229,981)	(5,646,603)
Share Transactions:
Proceeds from sale of shares	3,762,231,981	18,913,421,293
Net asset value of shares issued to shareholders in payment of distributions declared	2,661,817	825,185
Cost of shares redeemed	(6,439,366,071)	(20,715,529,098)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,674,472,273)	(1,801,282,620)
Change in net assets	(2,674,934,572)	(1,801,968,748)
Net Assets:
Beginning of period	4,673,024,283	6,474,993,031
End of period (including undistributed net investment income of $144 and $93, respectively)	$1,998,089,711	$4,673,024,283
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. The financial highlights of the Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the
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current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waiver of $1,097,480 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$414,407
For the six months ended January 31, 2017, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	3,272,318,785	$3,272,318,785	16,339,974,079	$16,339,974,079
Shares issued to shareholders in payment of distributions declared	2,139,011	2,139,011	703,277	703,277
Shares redeemed	(5,615,134,265)	(5,615,134,265)	(17,547,670,430)	(17,547,670,430)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(2,340,676,469)	$(2,340,676,469)	(1,206,993,074)	$(1,206,993,074)
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	489,913,196	$489,913,196	2,573,447,214	$2,573,447,214
Shares issued to shareholders in payment of distributions declared	522,806	522,806	121,908	121,908
Shares redeemed	(824,231,806)	(824,231,806)	(3,167,858,668)	(3,167,858,668)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(333,795,804)	$(333,795,804)	(594,289,546)	$(594,289,546)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,674,472,273)	$(2,674,472,273)	(1,801,282,620)	$(1,801,282,620)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the Adviser voluntarily waived $1,097,480 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $2,479 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive
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certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,642,950,000 and $1,295,624,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
6. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,004.50	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.15	$1.07
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2016
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report
32

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
33

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
35

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
36

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
40128 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Automated	TOAXX
Institutional	TOIXX
Service	TOSXX
Capital	TOCXX
Trust	TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	53.6%
U.S. Treasury Securities	46.6%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.2%
8-30 Days	4.6%
31-90 Days	9.3%
91-180 Days	7.5%
181 Days or more	10.6%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—53.6%
$350,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.53%, dated 1/27/2017 under which BNP Paribas SA. will repurchase securities provided as collateral for $2,000,206,111 on 2/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $2,040,150,168.	$350,000,000
300,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.54%, dated 1/31/2017 under which BNP Paribas SA. will repurchase securities provided as collateral for $1,500,022,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $1,530,022,990.	300,000,000
470,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.56%, dated 12/12/2016 under which BNP Paribas SA. will repurchase securities provided as collateral for $500,847,778 on 3/31/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $510,404,658.	470,000,000
475,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.59%, dated 1/4/2017 under which BNP Paribas SA. will repurchase securities provided as collateral for $500,794,861 on 4/11/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $510,234,099.	475,000,000
470,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.55%, dated 1/25/2017 under which Bank of Montreal will repurchase securities provided as collateral for $500,656,944 on 4/21/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $510,054,557.	470,000,000
225,000,000	[1]	Interest in $250,000,000 joint repurchase agreement 0.55%, dated 1/30/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,297,917 on 4/18/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $255,007,843.	225,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$230,000,000	[1]	Interest in $250,000,000 joint repurchase agreement 0.57%, dated 1/26/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,383,958 on 5/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2021 and the market value of those underlying securities was $255,024,228.	$230,000,000
475,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.58%, dated 12/27/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,507,500 on 2/28/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,295,800.	475,000,000
450,000,000		Repurchase agreement 0.54%, dated 1/31/2017 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $450,006,750 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $459,006,977.	450,000,000
50,000,000		Repurchase agreement 0.54%, dated 1/31/2017 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,000,750 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/30/2020 and the market value of those underlying securities was $51,000,812.	50,000,000
100,000,000		Repurchase agreement 0.54%, dated 1/31/2017 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,001,500 on 2/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $102,000,721.	100,000,000
250,000,000		Repurchase agreement 0.54%, dated 1/31/2017 under which Citibank, N.A. will repurchase securities provided as collateral for $250,003,750 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $255,003,829.	250,000,000
450,000,000		Interest in $500,000,000 joint repurchase agreement 0.53%, dated 1/26/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,051,528 on 2/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $510,045,116.	450,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$250,000,000		Repurchase agreement 0.54%, dated 1/31/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $250,003,750 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $255,003,857.	$250,000,000
150,000,000		Interest in $500,000,000 joint repurchase agreement 0.53%, dated 1/25/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,058,889 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $510,052,601.	150,000,000
46,400,000		Interest in $1,500,000,000 joint repurchase agreement 0.54%, dated 1/31/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,022,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,530,023,036.	46,400,000
575,000,000		Repurchase agreement 0.53%, dated 1/31/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $575,008,465 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2022 and the market value of those underlying securities was $586,500,444.	575,000,000
5,000,000,000		Repurchase agreement 0.50%, dated 1/31/2017 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $5,000,069,444 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $5,000,069,475.	5,000,000,000
250,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.52%, dated 1/13/2017 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,505,556 on 2/17/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 4/15/2021 and the market value of those underlying securities was $1,020,279,965.	250,000,000
1,800,000,000		Repurchase agreement 0.54%, dated 1/31/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,800,027,000 on 2/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $1,831,967,398.	1,800,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement 0.54%, dated 1/31/2017 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,007,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2023 and the market value of those underlying securities was $510,007,685.	$500,000,000
350,000,000	Interest in $550,000,000 joint repurchase agreement 0.54%, dated 1/31/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,008,250 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $561,008,460.	350,000,000
300,000,000	Interest in $500,000,000 joint repurchase agreement 0.54%, dated 1/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $500,007,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,007,691.	300,000,000
497,275,000	Repurchase agreement 0.56%, dated 1/31/2017 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $497,282,735 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $506,218,770.	497,275,000
161,875,000	Repurchase agreement 0.56%, dated 1/31/2017 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $161,877,518 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $164,617,200.	161,875,000
750,000,000	Repurchase agreement 0.54%, dated 1/31/2017 under which RBS Securities, Inc.,will repurchase securities provided as collateral for $750,011,250 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2025 and the market value of those underlying securities was $765,000,636.	750,000,000
725,000,000	Interest in $750,000,000 joint repurchase agreement 0.52%, dated 1/26/2017 under which Royal Bank of Canada, Toronto will repurchase securities provided as collateral for $750,075,833 on 2/2/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2025 and the market value of those underlying securities was $765,077,435.	725,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$400,000,000		Repurchase agreement 0.52%, dated 1/26/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $400,040,444 on 2/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $408,035,455.	$400,000,000
250,000,000	[1]	Interest in $300,000,000 joint repurchase agreement 0.55%, dated 1/17/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $300,284,167 on 3/20/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $306,070,159.	250,000,000
150,000,000		Interest in $200,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $200,021,389 on 2/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $204,003,122.	150,000,000
200,000,000	[1]	Repurchase agreement 0.70%, dated 11/16/2016 under which Wells Fargo Bank N.A. will repurchase securities provided as collateral for $200,703,889 on 5/16/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $204,305,459.	200,000,000
400,000,000	[1]	Repurchase agreement 0.55%, dated 1/17/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $400,183,333 on 2/16/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $408,093,544.	400,000,000
		TOTAL REPURCHASE AGREEMENTS	17,050,550,000
		U.S. TREASURIES—46.6%
347,000,000	[2]	United States Treasury Bills, 0.445% - 0.450%, 2/23/2017	346,904,911
125,000,000	[2]	United States Treasury Bills, 0.500%, 3/23/2017	124,913,194
184,000,000	[2]	United States Treasury Bills, 0.600% - 0.610%, 4/27/2017	183,737,161
518,000,000	[2]	United States Treasury Bills, 0.615% - 0.700%, 5/25/2017	516,937,659
190,000,000	[2]	United States Treasury Bills, 0.678%, 10/12/2017	189,095,349
233,000,000		United States Treasury Bonds, 8.750%, 5/15/2017	238,382,939
4,639,220,000	[3]	United States Treasury Floating Rate Notes, 0.590% - 0.788%, 2/7/2017	4,639,166,417
1,891,800,000		United States Treasury Notes, 0.500% - 3.125%, 4/30/2017	1,895,874,216
761,500,000		United States Treasury Notes, 0.625% - 0.750%, 6/30/2017	761,649,110
674,000,000		United States Treasury Notes, 0.625% - 0.875%, 11/30/2017	673,148,247
397,000,000		United States Treasury Notes, 0.625% - 2.375%, 7/31/2017	397,847,395
Semi-Annual Shareholder Report
6

Principal Amount		Value
	U.S. TREASURIES—continued
$632,000,000	United States Treasury Notes, 0.625% - 2.750%, 5/31/2017	$633,647,036
69,000,000	United States Treasury Notes, 0.625%, 2/15/2017	69,002,220
150,000,000	United States Treasury Notes, 0.625%, 8/31/2017	149,966,358
185,000,000	United States Treasury Notes, 0.625%, 9/30/2017	184,847,693
465,000,000	United States Treasury Notes, 0.750% - 1.000%, 12/31/2017	464,983,105
479,000,000	United States Treasury Notes, 0.750%, 3/15/2017	479,122,824
430,500,000	United States Treasury Notes, 0.875% - 2.625%, 1/31/2018	434,518,670
1,044,000,000	United States Treasury Notes, 0.875% - 3.000%, 2/28/2017	1,045,462,131
737,000,000	United States Treasury Notes, 0.875% - 4.250%, 11/15/2017	739,712,131
71,000,000	United States Treasury Notes, 0.875%, 4/15/2017	71,048,158
237,000,000	United States Treasury Notes, 0.875%, 7/15/2017	237,193,024
50,000,000	United States Treasury Notes, 0.875%, 8/15/2017	50,050,612
100,000,000	United States Treasury Notes, 1.875%, 10/31/2017	100,827,034
215,000,000	United States Treasury Notes, 3.250%, 3/31/2017	215,912,580
	TOTAL U.S. TREASURY	14,843,950,174
	TOTAL INVESTMENTS—100.2% (AT AMORTIZED COST)[4]	31,894,500,174
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(77,326,462)
	TOTAL NET ASSETS—100%	$31,817,173,712
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Floating rate notes with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 1/31/2017	Year Ended July 31,		Period Ended 7/31/2014[1]
		2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.42%[5]	0.28%	0.07%	0.06%[5]
Net investment income	0.02%[5]	0.01%	0.01%	0.03%[5]
Expense waiver/reimbursement[6]	0.20%[5]	0.36%	0.56%	0.62%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,219,379	$2,196,515	$1,762,114	$1,259,398
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	0.11%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.18%	0.07%	0.06%	0.14%	0.10%
Net investment income	0.25%[3]	0.11%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.08%[3]	0.11%	0.21%	0.22%	0.15%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,183,077	$23,141,953	$22,161,341	$17,466,664	$18,310,173	$16,201,298
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.41%[3]	0.27%	0.07%	0.06%	0.14%	0.10%
Net investment income	0.04%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.12%[3]	0.27%	0.46%	0.47%	0.40%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,399,540	$3,864,431	$3,749,474	$4,053,950	$4,382,656	$4,525,468
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.05%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.24%	0.07%	0.06%	0.14%	0.09%
Net investment income	0.16%[3]	0.05%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.08%[3]	0.15%	0.31%	0.32%	0.25%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,070,380	$802,172	$798,750	$581,661	$634,334	$372,061
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%[3]	0.27%	0.07%	0.06%	0.14%	0.10%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.34%[3]	0.51%	0.71%	0.72%	0.65%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$944,797	$642,129	$630,384	$436,361	$560,816	$710,705
1	Represents less than $0.0005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Investment in repurchase agreements	$17,050,550,000
Investment in securities	14,843,950,174
Total investment in securities, at amortized cost and fair value		$31,894,500,174
Cash		19,302
Income receivable		34,916,701
Receivable for investments sold		97,843,667
Receivable for shares sold		5,014,684
TOTAL ASSETS		32,032,294,528
Liabilities:
Payable for investments purchased	200,520,510
Payable for shares redeemed	6,948,416
Income distribution payable	5,534,005
Payable to adviser (Note 4)	102,826
Payable for administrative fee (Note 4)	68,251
Payable for Directors'/Trustees' fees (Note 4)	7,837
Payable for distribution services fee (Note 4)	185,183
Payable for other service fees (Notes 2 and 4)	1,507,083
Accrued expenses (Note 4)	246,705
TOTAL LIABILITIES		215,120,816
Net assets for 31,816,921,662 shares outstanding		$31,817,173,712
Net Assets Consist of:
Paid-in capital		$31,817,082,764
Accumulated net realized gain on investments		112,275
Distributions in excess of net investment income		(21,327)
TOTAL NET ASSETS		$31,817,173,712
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,219,379,194 ÷ 1,219,369,534 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$23,183,076,826 ÷ 23,182,893,221 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,399,540,298 ÷ 4,399,505,417 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$2,070,380,398 ÷ 2,070,363,996 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$944,796,996 ÷ 944,789,494 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$75,156,808
Expenses:
Investment adviser fee (Note 4)		$33,331,437
Administrative fee (Note 4)		13,041,197
Custodian fees		511,428
Transfer agent fee (Note 2)		829,018
Directors'/Trustees' fees (Note 4)		122,515
Auditing fees		11,811
Legal fees		5,818
Portfolio accounting fees		121,970
Distribution services fee (Note 4)		951,458
Other service fees (Notes 2 and 4)		9,398,575
Share registration costs		139,822
Printing and postage		71,224
Miscellaneous (Note 4)		118,292
TOTAL EXPENSES		58,654,565
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(13,500,730)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(2,864,490)
TOTAL WAIVERS AND REIMBURSEMENTS		(16,365,220)
Net expenses			42,289,345
Net investment income			32,867,463
Net realized gain on investments			314,816
Change in net assets resulting from operations			$33,182,279
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,867,463	$22,496,941
Net realized gain on investments	314,816	420,281
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,182,279	22,917,222
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(150,008)	(196,947)
Institutional Shares	(30,460,732)	(21,501,880)
Service Shares	(893,216)	(375,337)
Capital Shares	(1,372,821)	(369,151)
Trust Shares	(38,092)	(66,195)
Distributions from net realized gain on investments
Automated Shares	(26,193)	(23,607)
Institutional Shares	(375,123)	(261,099)
Service Shares	(67,831)	(52,586)
Capital Shares	(21,381)	(10,185)
Trust Shares	(10,882)	(8,457)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(33,416,279)	(22,865,444)
Share Transactions:
Proceeds from sale of shares	94,075,848,220	136,100,140,791
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington U.S. Treasury Money Market Fund	—	702,519,649
Net asset value of shares issued to shareholders in payment of distributions declared	12,146,717	7,455,786
Cost of shares redeemed	(92,917,787,183)	(135,265,031,943)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,170,207,754	1,545,084,283
Change in net assets	1,169,973,754	1,545,136,061
Net Assets:
Beginning of period	30,647,199,958	29,102,063,897
End of period (including undistributed (distributions in excess of) net investment income of $(21,327) and $26,079, respectively)	$31,817,173,712	$30,647,199,958
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On December 4, 2015, the Fund acquired all of the net assets of Huntington U.S. Treasury Money Market Fund, an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Huntington U.S. Treasury Money Market Fund's shareholders on December 2, 2015. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Huntington U.S. Treasury Money Market Fund was carried forward to align on going reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Huntington U.S. Treasury Money Market Fund A Shares exchanged, a shareholder received one share of the Fund's Service Shares.
For every one share of Huntington U.S. Treasury Money Market Fund Service Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
The Fund received net assets from Huntington U.S. Treasury Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Huntington U.S. Treasury Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
702,519,649	$702,486,255	$26,404,953,361	$27,107,439,616
Semi-Annual Shareholder Report
18

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, were as follows:
Net investment income*	$22,496,941
Net realized gain on investments	$420,281
Net increase in net assets resulting from operations	$22,917,222
*	Net investment income includes $30,982 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Huntington U.S. Treasury Money Market Fund that has been included in the Fund's Statement of Changes in Net Assets for the year ended July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee“) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
19

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares,
Semi-Annual Shareholder Report
20

Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $16,365,220 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$663,519	$—
Institutional Shares	128,751	—
Service Shares	23,792	(165)
Capital Shares	8,968	—
Trust Shares	3,988	—
TOTAL	$829,018	$(165)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,658 of other service fees for the six months ended January 31, 2017. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,932,503	$(80,688)	$(837,180)
Service Shares	$5,667,010	$(134,673)	$(830,739)
Capital Shares	$847,604	$—	$—
Trust Shares	$951,458	$(5,177)	$(820,750)
TOTAL	$9,398,575	$(220,538)	$(2,488,669)
For the six months ended January 31, 2017, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The
Semi-Annual Shareholder Report
21

Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 01/31/2017		Year Ended 07/31/2016
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	874,027,672	$874,027,672	2,018,332,009	$2,018,343,395
Shares issued to shareholders in payment of distributions declared	170,075	170,075	213,956	213,956
Shares redeemed	(1,851,308,385)	(1,851,319,838)	(1,584,165,217)	(1,584,165,217)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(977,110,638)	$(977,122,091)	434,380,748	$434,392,134

	Six Months Ended 01/31/2017		Year Ended 07/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	78,845,125,065	$78,845,125,065	116,414,948,227	$116,414,968,921
Shares issued in connection with the tax-free transfer of assets from Huntington U.S. Treasury Money Market Fund	—	—	639,522,681	639,522,681
Shares issued to shareholders inpayment of distributions declared	10,737,289	10,737,289	7,083,354	7,083,354
Shares redeemed	(78,814,555,606)	(78,814,559,160)	(116,080,993,706)	(116,080,993,706)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	41,306,748	$41,303,194	980,560,556	$980,581,250
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	Six Months Ended 01/31/2017		Year Ended 07/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,087,582,684	$9,087,585,693	14,324,627,301	$14,324,629,956
Shares issued in connection with the tax-free transfer of assets from Huntington U.S. Treasury Money Market Fund	—	—	62,996,968	62,996,968
Shares issued to shareholders in payment of distributions declared	408,396	408,396	80,702	80,702
Shares redeemed	(8,552,855,175)	(8,552,855,175)	(14,272,759,117)	(14,272,759,117)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	535,135,905	$535,138,914	114,945,854	$114,948,509

	Six Months Ended 01/31/2017		Year Ended 07/31/2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,977,075,366	$3,977,084,920	1,962,620,471	$1,962,583,639
Shares issued to shareholders in payment of distributions declared	820,013	820,013	58,309	58,309
Shares redeemed	(2,709,690,485)	(2,709,690,485)	(1,959,222,357)	(1,959,222,357)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,268,204,894	$1,268,214,448	3,456,423	$3,419,591

	Six Months Ended 01/31/2017		Year Ended 07/31/2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,292,022,426	$1,292,024,870	1,379,612,783	$1,379,614,880
Shares issued to shareholders in payment of distributions declared	10,944	10,944	19,465	19,465
Shares redeemed	(989,362,525)	(989,362,525)	(1,367,891,546)	(1,367,891,546)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	302,670,845	$302,673,289	11,740,702	$11,742,799
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,170,207,754	$1,170,207,754	1,545,084,283	$1,545,084,283
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2017, the Adviser voluntarily waived $13,500,730 of its fee and voluntarily reimbursed $165 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$951,458	$(155,118)
TOTAL	$951,458	$(155,118)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Other Service Fees
For the six months ended January 31, 2017, FSSC received $1,855 and reimbursed $220,538 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,137,797,286 and $299,999,167, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
6. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$2.12[2]
Institutional Shares	$1,000	$1,001.30	$1.01
Service Shares	$1,000	$1,000.20	$2.07[3]
Capital Shares	$1,000	$1,000.80	$1.51
Trust Shares	$1,000	$1,000.10	$2.27[4]
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	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,023.10	$2.14[2]
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,023.10	$2.09[3]
Capital Shares	$1,000	$1,023.70	$1.53
Trust Shares	$1,000	$1,022.90	$2.29[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.42%
Institutional Shares	0.20%
Service Shares	0.41%
Capital Shares	0.30%
Trust Shares	0.45%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.77 and $2.80, respectively.
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
4	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Treasury Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450203 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
Institutional	TTOXX
Cash II	TTIXX
Cash Series	TCSXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	56.1%
U.S. Treasury Securities	44.0%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At January 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.0%
8 to 30 Days	4.1%
31 to 90 Days	9.3%
91 to 180 Days	6.5%
181 Days or more	11.2%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—56.1%
$200,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.54%, dated 1/31/2017 under which BNP Paribas SA. will repurchase securities provided as collateral for $1,500,022,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $1,530,022,990.	$200,000,000
30,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.56%, dated 12/12/2016 under which BNP Paribas SA. will repurchase securities provided as collateral for $500,847,778 on 3/31/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $510,404,658.	30,000,000
25,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.59%, dated 1/4/2017 under which BNP Paribas SA. will repurchase securities provided as collateral for $500,794,861 on 4/11/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $510,234,099.	25,000,000
30,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.55%, dated 1/25/2017 under which Bank of Montreal will repurchase securities provided as collateral for $500,656,944 on 4/21/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $510,054,557.	30,000,000
25,000,000	[1]	Interest in $250,000,000 joint repurchase agreement 0.55%, dated 1/30/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,297,917 on 4/18/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $255,007,843.	25,000,000
20,000,000	[1]	Interest in $250,000,000 joint repurchase agreement 0.57%, dated 1/26/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,383,958 on 5/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2021 and the market value of those underlying securities was $255,024,228.	20,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$200,000,000		Interest in $900,000,000 joint repurchase agreement 0.54%, dated 1/31/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $900,013,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $918,013,770.	$200,000,000
25,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.58%, dated 12/27/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,507,500 on 2/28/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,295,800.	25,000,000
50,000,000		Interest in $500,000,000 joint repurchase agreement 0.53%, dated 1/26/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,051,528 on 2/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $510,045,116.	50,000,000
128,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.54%, dated 1/31/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,022,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,530,023,036.	128,000,000
200,000,000		Interest in $500,000,000 joint repurchase agreement 0.54%, dated 1/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $500,007,500 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,007,691.	200,000,000
25,000,000		Interest in $750,000,000 joint repurchase agreement 0.52%, dated 1/26/2017 under which Royal Bank of Canada, Toronto. will repurchase securities provided as collateral for $750,075,833 on 2/2/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2025 and the market value of those underlying securities was $765,077,435.	25,000,000
50,000,000	[1]	Interest in $300,000,000 joint repurchase agreement 0.55%, dated 1/17/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $300,284,167 on 3/20/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $306,070,159.	50,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$50,000,000		Interest in $200,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $200,021,389 on 2/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $204,003,122.	$50,000,000
		TOTAL REPURCHASE AGREEMENTS	1,058,000,000
		U.S. TREASURY—44.0%
		U.S. Treasury Notes—44.0%
13,000,000	[2]	United States Treasury Bills, 0.450%, 2/23/2017	12,996,425
10,000,000	[2]	United States Treasury Bills, 0.600%—0.610%, 4/27/2017	9,985,715
22,000,000	[2]	United States Treasury Bills, 0.615%—0.695%, 5/25/2017	21,955,334
10,000,000	[2]	United States Treasury Bills, 0.678%, 10/12/2017	9,952,387
12,000,000		United States Treasury Bonds, 8.750%, 5/15/2017	12,277,223
242,800,000	[3]	United States Treasury Floating Rate Notes, 0.656%—0.788%, 2/7/2017	242,786,396
113,500,000		United States Treasury Notes, 0.500%—3.125%, 4/30/2017	113,750,690
36,000,000		United States Treasury Notes, 0.625%—0.750%, 6/30/2017	36,008,181
41,000,000		United States Treasury Notes, 0.625%—0.875%, 11/30/2017	40,958,568
15,500,000		United States Treasury Notes, 0.625%—2.375%, 7/31/2017	15,563,077
38,500,000		United States Treasury Notes, 0.625%—2.750%, 5/31/2017	38,577,288
13,000,000		United States Treasury Notes, 0.625%, 2/15/2017	13,000,548
11,000,000		United States Treasury Notes, 0.625%, 9/30/2017	10,990,944
26,500,000		United States Treasury Notes, 0.750%—1.000%, 12/31/2017	26,497,859
32,000,000		United States Treasury Notes, 0.750%, 3/15/2017	32,008,264
27,000,000		United States Treasury Notes, 0.875%—2.625%, 1/31/2018	27,262,003
51,000,000		United States Treasury Notes, 0.875%—3.000%, 2/28/2017	51,080,710
31,000,000		United States Treasury Notes, 0.875%—4.250%, 11/15/2017	31,210,758
9,100,000		United States Treasury Notes, 0.875%, 4/15/2017	9,106,173
13,000,000		United States Treasury Notes, 0.875%, 7/15/2017	13,010,588
25,000,000		United States Treasury Notes, 1.875%, 8/31/2017	25,174,713
23,000,000		United States Treasury Notes, 1.875%, 10/31/2017	23,185,415
11,000,000		United States Treasury Notes, 3.250%, 3/31/2017	11,046,690
		TOTAL U.S. TREASURY	828,385,949
		TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[4]	1,886,385,949
		OTHER ASSETS AND LIABILITIES - NET— (0.1)%[5]	(1,701,534)
		TOTAL NET ASSETS—100%	$1,884,684,415
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4

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Floating rate notes with current rate(s) and next reset date(s) shown.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	—	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	—	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.000[2]	0.000[2]	—	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	—	—	—	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.13%	0.11%	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.20%[5]	0.18%	0.08%	0.07%	0.14%	0.11%
Net investment income	0.26%[5]	0.12%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.12%[5]	0.17%	0.53%	0.52%	0.43%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$263,525	$167,690	$115,211	$204,903	$174,791	$181,606
1	On June 2, 2015, the Fund's shares were re-designated as Institutional Shares.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	(0.000)[2]	0.003	—
Net realized gain (loss) on investments	0.000[2]	(0.003)	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.46%[5]	0.38%	0.13%[5]
Net investment income	0.00%[5]	0.00%	0.00%[5]
Expense waiver/reimbursement[6]	0.56%[5]	0.65%	1.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$838,686	$617,216	$584
1	Reflects operations for the period from June 2, 2015 to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	(0.000)[2]	0.000[2]	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.46%[5]	0.32%	0.13%[5]
Net investment income	0.00%[5]	0.00%	0.00%[5]
Expense waiver/reimbursement[6]	0.81%[5]	0.97%	1.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$782,473	$666,074	$154,125
1	Reflects operations for the period from June 2, 2015 to July 31, 2015.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Investment in repurchase agreements	$1,058,000,000
Investment in securities	828,385,949
Total investment in securities, at amortized cost and fair value		$1,886,385,949
Cash		577,152
Income receivable		2,223,114
Receivable for investments sold		8,069,581
Receivable for shares sold		2,641
TOTAL ASSETS		1,897,258,437
Liabilities:
Payable for investments purchased	12,001,228
Payable for shares redeemed	425
Income distribution payable	62,704
Payable to adviser (Note 4)	3,925
Payable for administrative fee (Note 4)	4,043
Payable for Directors'/Trustees' fees (Note 4)	128
Payable for distribution services fee (Note 4)	394,478
Accrued expenses (Note 4)	107,091
TOTAL LIABILITIES		12,574,022
Net assets for 1,884,678,792 shares outstanding		$1,884,684,415
Net Assets Consist of:
Paid-in capital		$1,884,678,821
Accumulated net realized gain on investments		6,016
Distributions in excess of net investment income		(422)
TOTAL NET ASSETS		$1,884,684,415
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$263,524,890 ÷ 263,525,489 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$838,686,335 ÷ 838,683,051 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$782,473,190 ÷ 782,470,252 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$4,140,981
Expenses:
Investment adviser fee (Note 4)		$1,799,478
Administrative fee (Note 4)		704,069
Custodian fees		30,359
Transfer agent fee (Note 2)		784,869
Directors'/Trustees' fees (Note 4)		6,170
Auditing fees		10,385
Legal fees		5,336
Portfolio accounting fees		98,388
Distribution services fee (Note 4)		3,701,953
Other service fees (Note 2)		1,964,368
Share registration costs		135,743
Printing and postage		55,009
Miscellaneous (Note 4)		29,255
TOTAL EXPENSES		9,325,382
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(1,096,075)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(4,384,100)
TOTAL WAIVERS AND REIMBURSEMENT		(5,480,175)
Net expenses			3,845,207
Net investment income			295,774
Net realized gain on investments			10,453
Change in net assets resulting from operations			306,227
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	295,774	161,523
Net realized gain on investments	10,453	7,745
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	306,227	169,268
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(296,817)	(160,902)
Cash II Shares	(0)[1]	(0)[1]
Cash Series Shares	(0)[1]	(0)[1]
Distributions from net realized gain on investments
Institutional Shares	(1,290)	(804)
Cash II Shares	(5,109)	(4)
Cash Series Shares	(4,919)	(1,564)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(308,135)	(163,274)
Share Transactions:
Proceeds from sale of shares	2,420,114,098	3,196,517,996
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series	—	678,053,289
Net asset value of shares issued to shareholders in payment of distributions declared	94,234	38,100
Cost of shares redeemed	(1,986,502,155)	(2,693,555,127)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	433,706,177	1,181,054,258
Change in net assets	433,704,269	1,181,060,252
Net Assets:
Beginning of period	1,450,980,146	269,919,894
End of period (including undistributed (distributions in excess of) net investment income of $(422) and $621, respectively)	$1,884,684,415	$1,450,980,146
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On December 11, 2015, the Fund acquired all of the net assets of Federated Treasury Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund exchanged, a shareholder received one share of the Fund's Cash II Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
678,053,277	$678,053,289	$780,200,131	$1,458,253,420
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Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, were as follows:
Net investment income*	$161,523
Net realized gain on investments	$9,482
Net increase in net assets resulting from operations	$171,005
*	Due to the expense waivers/reimbursements in effect under current market conditions, there would have been no impact to net investment income and net expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee“) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Cash II Shares and
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Cash Series Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $5,480,175 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$9,571	$(6)
Cash II Shares	391,808	(2,534)
Cash Series Shares	383,490	(5,863)
TOTAL	$784,869	$(8,403)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Cash II Shares	$1,012,531	$(1,012,531)
Cash Series Shares	951,837	(951,837)
TOTAL	$1,964,368	$(1,964,368)
For the six months ended January 31, 2017, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	625,032,540	$625,032,540	720,120,601	$720,120,710
Shares issued to shareholders in payment of distributions declared	84,280	84,280	36,536	36,536
Shares redeemed	(529,280,100)	(529,280,100)	(667,678,927)	(667,678,927)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	95,836,720	$95,836,720	52,478,210	$52,478,319

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	675,286,870	$675,286,870	467,112,790	$467,112,769
Shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series	—	—	678,053,277	678,053,289
Shares issued to shareholders in payment of distributions declared	5,048	5,048	4	4
Shares redeemed	(453,821,736)	(453,821,736)	(528,537,009)	(528,537,009)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	221,470,182	$221,470,182	616,629,062	$616,629,053
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,119,794,688	$1,119,794,688	2,009,284,606	$2,009,284,517
Shares issued to shareholders in payment of distributions declared	4,906	4,906	1,560	1,560
Shares redeemed	(1,003,400,319)	(1,003,400,319)	(1,497,339,191)	(1,497,339,191)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	116,399,275	$116,399,275	511,946,975	$511,946,886
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	433,706,177	$433,706,177	1,181,054,247	$1,181,054,258
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund's Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the Adviser voluntarily waived $1,096,075 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$1,417,544	$(749,341)
Cash Series Shares	2,284,409	(1,661,988)
TOTAL	$3,701,953	$(2,411,329)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2017, FSC did not retain any fees paid by the Fund.
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Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
6. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.30	$1.01
Cash II Shares	$1,000	$1,000.00	$2.32[2]
Cash Series Shares	$1,000	$1,000.00	$2.32[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Cash II Shares	$1,000	$1,022.90	$2.35[2]
Cash Series Shares	$1,000	$1,022.90	$2.35[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Cash II Shares	0.46%
Cash Series Shares	0.46%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.54 and $4.59, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.29 and $5.35, respectively.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Trust for U.S. Treasury Obligations (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.20% reduction in the stated gross investment advisory fee from 0.40% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee was June 2, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.
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Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
30

Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
8042508 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2017